Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO.68 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
formerly Principal Variable Contracts Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842
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Copy to:
MICHAEL D. ROUGHTON		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Dykema Gossett PLLC
Des Moines, Iowa 50392		Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485 on (date), pursuant to paragraph (b) of Rule 485
_XX_	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(“the Fund”)
ACCOUNTS OF THE FUND

Equity Accounts	Fixed-Income Accounts
Diversified International Account	Bond & Mortgage Securities Account (f/k/a Bond Account)
Equity Income Account (f/k/a Equity Income Account I)	Government & High Quality Bond Account
International Emerging Markets Account	Income Account
International SmallCap Account	Money Market Account
LargeCap Blend Account II (f/k/a LargeCap Blend Account)	Mortgage Securities Account
LargeCap Growth Account (f/k/a Growth Account)	Short-Term Bond Account
LargeCap Growth Account I (f/k/a Equity Growth Account)	Short-Term Income Account
LargeCap S&P 500 Index Account (f/k/a LargeCap Stock Index Account)
LargeCap Value Account (f/k/a Capital Value Account)	Asset Allocation Accounts
LargeCap Value Account III (f/k/a LargeCap Value Account)	Asset Allocation Account
MidCap Blend Account (f/k/a MidCap Account)	Balanced Account
MidCap Growth Account I (f/k/a MidCap Growth Account)	Principal LifeTime Accounts
MidCap Stock Account	2010 Account
MidCap Value Account II (f/k/a MidCap Value Account)	2020 Account
Real Estate Securities Account	2030 Account
SmallCap Blend Account (f/k/a SmallCap Account)	2040 Account
SmallCap Growth Account II (f/k/a SmallCap Growth Account)	2050 Account
SmallCap Value Account I (f/k/a SmallCap Value Account)	Strategic Income Account
West Coast Equity Account	Strategic Asset Management Portfolios
Balanced Portfolio
Conservative Balanced Portfolio
Conservative Growth Portfolio
Flexible Income Portfolio
Strategic Growth Portfolio

This prospectus describes a mutual fund organized by Principal Life Insurance Company® (“Principal Life”). The Fund provides a choice of investment objectives through the Accounts listed above.

The date of this Prospectus is _______________, 2009.

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS
ACCOUNT DESCRIPTIONS	4
Asset Allocation Account	7
Balanced Account	9
Bond & Mortgage Securities Account (f/k/a Bond Account)	11
Diversified International Account	15
Equity Income Account (f/k/a Equity Income Account I)	20
Government & High Quality Bond Account	25
Income Account	27
International Emerging Markets Account	29
International SmallCap Account	31
LargeCap Blend Account II (f/k/a (LargeCap Blend Account)	33
LargeCap Growth Account (f/k/a Growth Account)	35
LargeCap Growth Account I (f/k/a Equity Growth Account)	38
LargeCap S&P 500 Index Account (f/k/a LargeCap Stock Index Account)	40
LargeCap Value Account (f/k/a Capital Value Account)	42
LargeCap Value Account III (f/k/a LargeCap Value Account)
MidCap Blend Account (f/k/a MidCap Account)
MidCap Growth Account I (f/k/a MidCap Growth Account)	44
MidCap Stock Account	46
MidCap Value Account II (f/k/a MidCap Value Account)	48
Money Market Account	51
Mortgage Securities Account	54
Principal LifeTime Accounts	56
Principal LifeTime 2010 Account	59
Principal LifeTime 2020 Account	60
Principal LifeTime 2030 Account	61
Principal LifeTime 2040 Account	62
Principal LifeTime 2050 Account	63
Principal LifeTime Strategic Income Account	64
Real Estate Securities Account	66
Short-Term Bond Account	68
Short-Term Income Account	70
SmallCap Blend Account (f/k/a SmallCap Account)	72
SmallCap Growth Account II (f/k/a SmallCap Growth Account)	74
SmallCap Value Account I (f/k/a SmallCap Value Account)	77
Strategic Asset Management Portfolios	80
Flexible Income Portfolio	84
Conservative Balanced Portfolio	85
Balanced Portfolio	86
Conservative Growth Portfolio	87
Strategic Growth Portfolio	88
West Coast Equity Account	91
CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	93
PRICING OF ACCOUNT SHARES	99
DIVIDENDS AND DISTRIBUTIONS	100
MANAGEMENT OF THE FUND	100

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DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY
COMPENSATION	116
GENERAL INFORMATION ABOUT AN ACCOUNT	119
Frequent Trading and Market-Timing (Abusive Trading Practices)	119
Eligible Purchasers	120
Shareholder Rights	120
Purchase of Account Shares	121
Sale of Account Shares	121
Restricted Transfers	122
Financial Statements	122
TAX INFORMATION	122
FINANCIAL HIGHLIGHTS	123
APPENDIX A—SUMMARY OF PRINCIPAL RISKS	155
APPENDIX B—DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS	161
APPENDIX C—DESCRIPTION OF BOND RATINGS	165
ADDITIONAL INFORMATION	168

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ACCOUNT DESCRIPTIONS

Principal Variable Contracts Funds, Inc. (the “Fund”) is made up of several investment portfolios (“Accounts”). Each Account has its own investment objective. The Fund’s principal underwriter is Principal Funds Distributor, Inc. (the “Distributor”). The Fund has hired Principal Management Corporation (“Principal”)* to provide investment advisory and other services to each of the Accounts.

The Sub-Advisors and the Account each sub-advises are:

Sub-Advisor	Account(s)
AllianceBernstein L.P.	LargeCap Value III
Columbus Circle Investors*	LargeCap Growth
Edge Asset Management, Inc.*	Equity Income
Income
MidCap Stock
Mortgage Securities
Short-Term Income
Strategic Asset Management Portfolios
West Coast Equity
Emerald Advisers, Inc.	SmallCap Growth II
Essex Investment Management Company, LLC	SmallCap Growth II
Jacobs Levy Equity Management, Inc.	MidCap Value II
J.P. Morgan Investment Management, Inc.	SmallCap Value I
Mellon Capital Management Corporation	MidCap Growth I
SmallCap Value I
Morgan Stanley Investment Management	Asset Allocation
Inc. d/b/a Van Kampen
Principal Global Investors, LLC*	Balanced
Bond & Mortgage Securities
LargeCap Value
Diversified International
Government & High Quality Bond
International Emerging Markets
International SmallCap
LargeCap S&P 500 Index
MidCap Blend
Money Market
Principal LifeTime Accounts
Short-Term Bond
SmallCap Blend
Principal Real Estate Investors, LLC*	Real Estate Securities
T. Rowe Price Associates, Inc.	LargeCap Growth I
LargeCap Blend II
UBS Global Asset Management (Americas), Inc.	SmallCap Growth II
Westwood Management Corp	LargeCap Value III

*	Principal Management Corporation; Columbus Circle Investors; Edge Asset Management, Inc. Principal Global Investors, LLC; Principal Real Estate Investors, LLC; and Principal Funds Distributor, Inc. are affiliates of Principal Life Insurance Company and with it are subsidiaries of Principal Financial Group, Inc. and members of the Principal Financial Group® .

All of the Accounts described in this prospectus offer Class 1 shares. Certain of the Accounts described in this prospectus also offer Class 2 shares.

4 ACCOUNT DESCRIPTIONS

Main Strategies and Risks

Each Account’s investment objective is described in the summary description of each Account. The Board of Directors may change an Account’s investment objective or investment strategies without a shareholder vote if it determines such a change is in the best interests of the Account. If there is a material change to the Account’s investment objective or investment strategies, you should consider whether the Account remains an appropriate investment for you. There is no guarantee that an Account will meet its investment objective.

The summary of each Account also describes each Account’s primary investment strategies (including the type or types of securities in which the Account invests), any policy of the Account to concentrate in securities of issuers in a particular industry, group of industries or geographical region and the main risks associated with an investment in the Account. A more detailed discussion of risks appears later in the Prospectus under the caption “Certain Investment Strategies and Related Risks.”

Each Account may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions as more fully described under the caption “Certain Investment Strategies and Related Risks-Temporary Defensive Measures.”

Each Account is designed to be a portion of an investor’s portfolio. None of the Accounts is intended to be a complete investment program. You should consider the risks of each Account before making an investment and be prepared to maintain the investment during periods of adverse market conditions. The value of your investment in an Account changes with the value of the investments held by that Account. Many factors affect that value, and it is possible that you may lose money by investing in the Accounts.

Factors that may adversely affect a particular Account as a whole are called “principal risks.” The principal risks of investing in the Accounts are stated as to each Account in the Account’s description. In addition to the risks identified in each Account’s description, each of the Accounts is also subject to Market Risk and all Accounts except the Money Market Account are subject to Liquidity Risk and Securities Lending Risk. Each Account is also subject to underlying fund risk to the extent a Principal LifeTime Account or Strategic Asset Management Portfolio invests in the Account. Additional descriptions of the risks associated with investing in the Accounts are provided in “Certain Investment Strategies and Risks” and in Appendix A to this prospectus.

Investment Results

A bar chart and a table are included with the description of each Account that has annual returns for a full calendar year. They show the Account’s annual returns and its long-term performance. The chart shows how the Account’s performance has varied from year-to-year. The table compares the Account’s performance over time to that of:

  a broad-based securities market index (An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
  an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

The prospectus contains information on the historical performance of each Account’s Class 1 and, for those Accounts that issue them, Class 2 shares. Performance for periods prior to the date on which an Account’s Class 2 shares began operations, January 8, 2007, is based on the performance of the Account’s Class 1 shares adjusted to reflect the expenses of the Account’s Class 2 shares. The adjustments result in performance that is no higher than the historical performance of the applicable Class 1 shares.

The performance information for Class 1 and Class 2 shares of each of the Equity Income I, MidCap Stock, Short-Term Income, Mortgage Securities, and West Coast Equity Accounts, and each of the Strategic Asset Management Portfolios, reflect the historical performance of a predecessor fund acquired by each such Account in connection with

	ACCOUNT DESCRIPTIONS	5
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a shareholder-approved reorganization. The performance of the Class 2 shares of each predecessor fund, for the periods prior to its introduction, is based on the historical returns of the Class 1 shares of the predecessor fund adjusted to reflect the higher operating expenses for the Class 2 shares. The adjustment results in performance that is no higher than the historical performance of the applicable Class 1 shares.

Call Principal Variable Contracts Funds, Inc. at 1-800-852-4450 to get the current 7-day yield for the Money Market Account.

Fees and Expenses

The annual operating expenses for each Account are deducted from that Account’s assets. Each Account’s operating expenses are shown with the description of the Account and are stated as a percentage of Account assets. These fees and expenses do not include the effect of any sales charges, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges were included, overall expenses would be higher and performance would be lower.

The description of each Account includes examples of the costs associated with investing in the Account. The examples are intended to help you compare the cost of investing in a particular Account with the cost of investing in other mutual funds. The examples assume you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The examples shown would not change, however, if you continued to hold all of your shares at the end of those periods. The examples also assume that your investment has a 5% total return each year and that the Account’s operating expenses remain the same. Your actual costs of investing in a particular Account may be higher or lower than the costs assumed for purposes of the examples.

NOTE:

  No salesperson, dealer or other person is authorized to give information or make representations about an Account other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been made by the Principal Variable Contracts Fund, an Account, Principal, any Sub- Advisor, or the Distributor.

6 ACCOUNT DESCRIPTIONS

ASSET ALLOCATION ACCOUNT
Sub-Advisor(s):	Morgan Stanley Investment Management Inc. d/b/a Van Kampen (“Van Kampen”)
Objective:	The Account seeks to generate a total investment return consistent with preservation of capital.
Investor Profile:	The Account may be an appropriate investment for investors seeking a moderate risk approach towards long-term growth.

Main Strategies and Risks

The Account invests in a portfolio of securities that is broadly diversified by asset class, global region, country, economic sector, and currency. The Account’s portfolio manager makes broad asset allocation decisions and delegates responsibility for selection of specific individual securities to the internal, active management teams of the Sub-Advisor, Van Kampen.

In deciding how to allocate the Account’s assets, Van Kampen assesses three sets of factors:

  the relative value of the stock, bond and money markets in the various regions, countries, and economic sectors;
  the long-term dynamic forces that are driving economies, economic sectors, and companies; and
  the short-term technical forces that are affecting market pricing.

Factors evaluated include growth rates in gross domestic product, inflation and corporation earnings, labor market conditions, interest rate levels, sales growth, return on equity, dividend yields, price to book ratios, and currency valuations.

From time-to-time, Van Kampen changes the Account’s allocation of assets in various ways, including by asset class, global region, country, economic sector, and currency, in order to keep the portfolio in alignment with its global investment outlook.

Allocation among asset classes is designed to lessen overall investment risk by diversifying the Account’s assets among different types of investments in different markets. Van Kampen reallocates among asset classes and eliminates asset classes for a period of time, when in its judgment the shift offers better prospects of achieving the investment objective of the Account. Under normal market conditions, abrupt reallocations among asset classes will not occur.

Van Kampen does not allocate a specific percentage of the Account’s assets to a class. Over time, it expects the asset mix to be within the following ranges:

  25% to 75% in equity securities;
  20% to 60% in fixed-income securities; and
  0% to 40% in money market instruments.

The Account may invest up to 25% of its assets in foreign securities.

Allowable instruments include individual securities (stocks, without regard to the market capitalization of the issuing company, and bonds), equity and interest rate futures, currency forward contracts, futures contracts, fixed-income structured products, and listed options. The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. Van Kampen may utilize currency contracts, currency or index futures, or other derivatives for hedging or other purposes, including modifying the Account’s exposure to various currency, equity, or fixed-income markets.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk	• Equity Securities Risk
• Exchange Rate Risk	• Fixed-Income Securities Risk	• Foreign Securities Risk
• High Yield Securities Risk	• Initial Public Offerings Risk	• Management Risk
• Mid Cap Stock Risk	• Small Company Risk	• U.S. Government Securities Risk

		ACCOUNT DESCRIPTIONS	7
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  U.S. Government Sponsored Securities Risk

Van Kampen has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Average Annual Total Returns (%)

For the periods ended December 31, 2008                                   Past 1 Year                             Past 5 Years                           Past 10 Years

Asset Allocation Account - Class 1

S&P 500 Index(1)

Lehman Brothers Aggregate Bond Index(1)

MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(1) Morningstar Moderate Allocation Category Average

(1) Index performance does not reflect deductions for fees, expenses, or taxes.

Annual Account Operating Expenses
(expenses that are deducted from the Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1
Management Fees
Other Expenses
Acquired Fund Fee and Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
1	3	5	10

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

8	ACCOUNT DESCRIPTIONS

Asset Allocation Account - Class 1

[FundNameFooter]	ACCOUNT DESCRIPTIONS	9
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BALANCED ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Account seeks to generate a total return consisting of current income and capital appreciation.
Investor Profile:	The Account may be an appropriate investment for investors seeking current income as well as long-term growth of capital.

Main Strategies and Risks

The Account seeks growth of capital and current income by investing primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes (obligations of the U.S. government or its agencies or instrumentalities), and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Account’s assets. The remainder of the Account’s assets is invested in bonds and cash. The Account may invest up to 25% of its assets in foreign securities, and up to 10% of its assets in below investment grade securities (“junk bonds”). The Account may engage in certain options transactions, enter into financial futures contracts, and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts, and related options for the purpose of currency hedging. The Account may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Account’s investment strategies. Examples of derivatives include options, futures, swaps, and forward currency exchange agreements. The Account may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Account, to replace non-traditional direct investments, or to obtain exposure to certain markets. The Account may invest in smaller capitalization companies through the asset allocation process. Also, the account may actively trade securities in an attempt to achieve its objective.

The Sub-Advisor, PGI, utilizes an asset allocation approach to the management and development of a diversified balanced account. The strategy incorporates a wide range of asset classes and investment styles with primary emphasis placed on equity versus fixed income allocation decisions. Secondary focus is then placed on growth versus value, large cap versus small cap, and domestic versus international equity exposure. Strategic or long-term asset class targets are determined with gradual adjustments to the mix to enhance risk-adjusted results over time. Any asset allocation adjustments fall within a predetermined range and do not deviate by more than 10% of the long-term asset class targets.

All marginal shifts in the asset mix are based on a consistent three-dimensional analytical framework. First, securities are reviewed based on price, earnings, and yield measures relative to long-term historical norms. Next, fundamental economic and market conditions are analyzed to identify opportunities, and finally, market trends are used to compare relative price strength and investor sentiment.

During the fiscal year ended December 31, 2008, the average ratings of the fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

_____% in securities rated Aaa	_____% in securities rated Baa	___% in securities rated Caa
_____% in securities rated Aa	_____% in securities rated Ba	_____% in securities rated Ca
_____% in securities rated A	_____% in securities rated B	_____% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk	• Duration Risk
• Equity Securities Risk	• Exchange Rate Risk	• Fixed-Income Securities Risk
• Foreign Securities Risk	• High Yield Securities Risk	• Management Risk
• Market Segment Risk	• Small Company Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored Securities
Risk

10 ACCOUNT DESCRIPTIONS

PGl has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Balanced Account - Class 1
60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index(1)
Morningstar Moderate Allocation Category Average
(1) Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Balanced Account - Class 1

ACCOUNT DESCRIPTIONS	11

BOND & MORTGAGE SECURITIES ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

Investor Profile:	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Account considers the term “bond” to mean any debt security. Under normal circumstances, the Account invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage-backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Account’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC-(S&P) or Caa3 (Moody’s).

The Account may also lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Account’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Account may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Account, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Account may actively trade securities in an attempt to achieve its investment objective.

During the fiscal year ended December 31, 2008, the average ratings of the Account’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

_____% in securities rated Aaa	_____% in securities rated Baa	_____% in securities rated Caa
_____% in securities rated Aa	_____% in securities rated Ba	_____% in securities rated Ca
_____% in securities rated A	_____% in securities rated B	_____% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk	• Eurodollar and Yankee Obligations
• Fixed-Income Securities Risk	• Foreign Securities Risk	Risk
• High Yield Securities Risk	• Management Risk	• Municipal Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• Underlying Fund Risk	• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Account’s Sub-Advisor since its inception.

12	ACCOUNT DESCRIPTIONS

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Bond & Mortgage Securities Account - Class 1
Lehman Brothers Aggregate Bond Index(1)
Morningstar Intermediate-Term Bond Category Average
(1) Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Bond & Mortgage Securities Account - Class 1

ACCOUNT DESCRIPTIONS	13

DIVERSIFIED INTERNATIONAL ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks long-term growth of capital by investing in a portfolio of equity securities of companies established outside of the U.S.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Account invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Account invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Account may invest in smaller capitalization companies.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Account intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Account does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to invest in sectors and industries differently from the benchmark.

In choosing investments for the Account, PGI pays particular attention to the long-term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Account may actively trade securities in an attempt to achieve its investment objective. The Account may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Small Company Risk
• Underlying Fund Risk

14	ACCOUNT DESCRIPTIONS

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Diversified International - Class 1
Diversified International - Class 2(1)
Citigroup BMI Global ex-US Index(2)
MSCI ACWI Ex-US Index(2)(3)
Morningstar Foreign Large Blend Category Average

(1)	Class 1 shares began operations on May 2, 1994 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	Effective September 30, 2007, the Diversified International Account will be compared against the MSCI ACWI Ex-Us Index because the Sub- Advisor believes recent changes to the MSCI ACWI Ex-Us Index make it a more representative index to use than the current Citigroup Index.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Diversified International Account - Class 1
Diversified International Account - Class 2

ACCOUNT DESCRIPTIONS	15

EQUITY INCOME ACCOUNT

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Account seeks to provide a relatively high level of current income and long-term growth of income and capital.

Investor Profile:	The Account may be an appropriate investment for investors who seek dividends to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust (“REIT”) securities, below-investment grade bonds, or foreign securities.

Main Strategies and Risks

The Account invests primarily (normally at least 80% of its net assets (plus any borrowings for investment purposes)) in dividend-paying common stocks and preferred stocks. The Account will invest in some mid cap stocks. The Account may invest in fixed-income securities of any maturity, including investment grade corporate bonds, mortgage-backed securities, U.S. government securities, and asset-backed securities. The Account may also invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated BB or lower by S&P or Ba or lower by Moody’s). The Account may purchase or sell U.S. government securities or collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total net assets. The Account may invest up to 20% of its assets in real estate investment trust (“REIT”) securities. The Account may invest up to 25% of its assets in securities of foreign issuers.

The Account’s investments may also include convertible securities, repurchase agreements, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

In selecting investments for the Account, Edge looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Equity Securities Risk	•	Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	•	High Yield Securities Risk
• Management Risk	• Market Segment (Large Cap) Risk	•	Mid Cap Stock Risk
• Prepayment Risk	• Real Estate Securities Risk	•	Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored Securities Risk	•	Value Stock Risk

Edge has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year

(Class 1 Shares)(1) (BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

16	ACCOUNT DESCRIPTIONS

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(2)
Equity Income Account - Class 1
Equity Income Account - Class 2(3)
S&P 500 Index(4)
S&P 500/Citigroup Value Index(4)
Morningstar Large Value Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 1998 benefited from the agreement of Edge Asset Management, Inc. and its affiliates to limit the Account’s expenses.
(2)	Lifetime results are measured from the date the account was first sold (April 30, 1998).
(3)	Class 1 shares began operations on April 28, 1998 and Class 2 shares began operations on May 1, 2001. The returns for Class 2 shares for the periods prior to May 1, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(4)	Index performance does not reflect deductions for fees, expenses or taxes. Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Equity Income Account - Class 1
Equity Income Account - Class 2

ACCOUNT DESCRIPTIONS	17

GOVERNMENT & HIGH QUALITY BOND ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Account seeks a high level of current income, liquidity and safety of principal.
Investor Profile:	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Account seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities that are AAA rated or issued by the U.S. government, its agencies or instrumentalities. The Account may invest in mortgage-backed securities representing an interest in a pool of mortgage loans. These securities are rated AAA by Standard & Poor’s Corporation or Aaa by Moody’s Investor Services, Inc. or, if unrated, determined by PGI to be of equivalent quality.

PGI seeks undervalued securities that represent good long-term investment opportunities. Securities may be sold when PGI believes they no longer represent good long-term value.

The Account may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Account’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Account may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Account, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk	• Fixed-Income Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Government & High Quality Bond Account - Class 1
Lehman Brothers Government/Mortgage Index(1)
Morningstar Intermediate Government Category Average
(1) Index performance does not reflect deductions for fees, expenses, or taxes.

18	ACCOUNT DESCRIPTIONS

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Government & High Quality Bond Account - Class 1

ACCOUNT DESCRIPTIONS	19

INCOME ACCOUNT

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Account seeks to provide a high level of current income consistent with preservation of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and real estate investment trust (“REIT”)
securities.

Main Strategies and Risks

Under normal circumstances, the Account invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”). The Account may also invest in convertible securities, preferred securities, and real estate investment trust (“REIT”) securities.

The Account may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Account may engage in foreign currency exchange transactions for hedging or non-hedging purposes and may purchase and sell currencies on a spot (i.e. cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Account may enter into dollar roll transactions, which may involve leverage and purchase and sell interest rate futures and options.

The Account may lend its portfolio securities to brokers, dealers and other financial institutions. The Account may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates. The Account may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk.

During the fiscal year ended December 31, 2008, the average rating of the fund’s assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

_____% in securities rated Aaa	_____% in securities rated Baa	_____% in securities rated Caa
_____% in securities rated Aa	_____% in securities rated Ba	_____% in securities rated Ca
_____% in securities rated A	_____% in securities rated B	_____% in securities rated C

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Emerging Market Risk	• Exchange Rate Risk
• Fixed-Income Securities Risk	• Foreign Securities Risk	• High Yield Securities Risk
• Management Risk	• Portfolio Duration Risk	• Prepayment Risk
• Real Estate Securities Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Edge has been the Account’s Sub-Advisor since its inception.

20	ACCOUNT DESCRIPTIONS

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year

(Class 1 Shares)(1) (BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above: Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Income Account - Class 1
Income Account - Class 2(2)
Citigroup Broad Investment-Grade Bond Index(3)
Morningstar Intermediate-Term Bond Category Average

(1)	Performance reflects the performance of the predecessor fund.
(2)	Class 1 shares began operations on May 7, 1993, and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Income Account - Class 1
Income Account - Class 2

ACCOUNT DESCRIPTIONS	21

INTERNATIONAL EMERGING MARKETS ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Account seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Account’s net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Account, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to invest in sectors and industries differently from the benchmark. The Account may invest assets in smaller or mid capitalization companies.

The Account invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

The Account may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Account may actively trade securities in an attempt to achieve its investment objective.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk	• Emerging Market Risk
• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Small Company Risk
• Underlying Fund Risk

PGI has been the Account’s Sub-Advisor since its inception.

22	ACCOUNT DESCRIPTIONS

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
International Emerging Markets - Class 1
MSCI Emerging Markets Free Index - NDTR(2)
Morningstar Diversified Emerging Markets Category Average

(1)	Lifetime results are measured from the date the Account was first sold (October 24, 2000).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
International Emerging Markets Account - Class 1

ACCOUNT DESCRIPTIONS	23

INTERNATIONAL SMALLCAP ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks long-term growth of capital by investing in a portfolio of equity securities of companies established outside of the U.S.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Main Strategies and Risks

The Account invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Account invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies similar in size to companies included in the Citigroup Extended Market Index (EMI) World ex US (as of the most recent calendar year end this range was between approximately $7.3 million and $3.4 billion). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Account invests in securities of:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have a improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Derivatives Risk •	Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk•	Management Risk
• Market Segment (Small Cap) Risk	• Small Company Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

24	ACCOUNT DESCRIPTIONS

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
International SmallCap Account - Class 1
Citigroup Extended Market Index (EMI) World ex-US(2)
Morningstar Foreign Small/Mid Growth Category Average

(1)	Lifetime results are measured from the date the Account was first sold (May 1, 1998).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
International SmallCap Account - Class 1

ACCOUNT DESCRIPTIONS	25

LARGECAP BLEND ACCOUNT II

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Account seeks long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Account pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately $0.5 billion and $406.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account may invest in some mid cap and other stocks that fall below the range of companies in the S&P 500 Index

The Account will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large-capitalization U.S. common stocks, small- and mid-capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Account objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Account’s portfolio and the S&P 500 Index will change over time, and the Account will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Account securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Account. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Account seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Account and coordinating Account investments. They also oversee the quantitative analysis that helps the analysts manage their industry-specific portfolios.

In pursuing its investment objective, the Account’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

26	ACCOUNT DESCRIPTIONS

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Account's assets in common stocks in an attempt to match or exceed the performance of the Account's benchmark index for performance. The Account's benchmark index for performance is identified in the average annual total returns table in the prospectus. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/ underweights individual stocks relative to their weight in the Account's benchmark index for performance. Through the structured equity strategy, Principal expects the Account to achieve returns in excess of those of the Account's benchmark index for performance with lower risk and improved predictability of returns for the entire Account compared to the Account's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk•		Mid Cap Stock Risk	• Value Stock Risk

T. Rowe Price became the Account’s Sub-Advisor on March 9, 2004.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
LargeCap Blend Account II - Class 1
LargeCap Blend Account II - Class 2(2)
S&P 500 Index(3)
Morningstar Large Blend Category Average

(1)	Lifetime results are measured by the date the Account was first sold (May 1, 2002).
(2)	Class 1 shares began operations on May 1, 2002 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses

ACCOUNT DESCRIPTIONS	27

Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
LargeCap Blend Account II - Class 1
LargeCap Blend Account II - Class 2

28	ACCOUNT DESCRIPTIONS

LARGECAP GROWTH ACCOUNT

Sub-Advisor(s):	Columbus Circle Investors (“CCI”)

Objective:	The Account seeks long-term growth of capital through the purchase primarily of common stocks, but the Account may invest in other securities.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Account invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account will invest in some mid cap stocks. To meet its investment objective, the Account may invest in initial public offerings and up to 25% in foreign securities.

CCI uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Equity Securities Risk	•	Exchange Rate Risk	• Foreign Securities Risk
• Growth Stock Risk	•	Initial Public Offerings Risk	• Management Risk
• Market Segment (Large Cap) Risk•		Mid Cap Stock Risk	• Underlying Fund Risk

CCI became the Account’s Sub-Advisor on January 5, 2005.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

ACCOUNT DESCRIPTIONS	29

Average Annual Total Returns (%)
For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Growth Account - Class 1
LargeCap Growth Account - Class 2(1)
Russell 1000 Growth Index(2)
Morningstar Large Growth Category Average

(1)	Class 1 shares began operations on May 2, 1994 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
LargeCap Growth Account - Class 1
LargeCap Growth Account - Class 2

30	ACCOUNT DESCRIPTIONS

LARGECAP GROWTH ACCOUNT I

Sub-Advisor(s):	T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective:	The Account seeks to provide long-term capital appreciation by investing primarily in equity securities.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Account seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Account’s investments in foreign companies will be limited to 25% of its total assets. The Account may also purchase futures and options, in keeping with Account objectives.

The market capitalization of companies in the Account’s portfolio and the Russell index will change over time, and the Account will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Account may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Account may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Account's assets in common stocks in an attempt to match or exceed the performance of the Account's benchmark index for performance. The Account's benchmark index for performance is identified in the average annual total returns table in the prospectus. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/ underweights individual stocks relative to their weight in the Account's benchmark index for performance. Through the

ACCOUNT DESCRIPTIONS	31

structured equity strategy, Principal expects the Account to achieve returns in excess of those of the Account's benchmark index for performance with lower risk and improved predictability of returns for the entire Account compared to the Account's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	•	Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	•	Growth Stock Risk	• Management Risk
• Market Segment (Large Cap) Risk •		Mid Cap Stock Risk	• Underlying Fund Risk

T. Rowe Price became the Account’s Sub-Advisor on August 24, 2004.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Growth I - Class 1
Russell 1000 Growth Index(1)
Morningstar Large Growth Category Average
(1) Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

32	ACCOUNT DESCRIPTIONS

	1	3 5	10
LargeCap Growth Account I - Class 1

ACCOUNT DESCRIPTIONS	33

LARGECAP S&P 500 INDEX ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Account’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $0.5 billion and $406.1 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. The Account will invest in some mid cap stocks. Over the long-term, PGI seeks a very close correlation between performance of the Account, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Account uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Account uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

The correlation between Account and Index performance may be affected by the Account’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Account shares. The Account may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Account may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Account’s portfolio may be weighted differently from the S&P 500, particularly if the Account has a small level of assets to invest. In addition, the Account’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Account. The Account is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Account if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Account if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Account’s assets. PGI may also elect to omit any S&P 500 stocks from the Account if such stocks are issued by an affiliated company.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Equity Securities Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk

NOTE:	”Standard & Poor’s 500” and “S&P 500® ” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Account is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Account.

34	ACCOUNT DESCRIPTIONS

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Return (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
LargeCap S&P 500 Index Account - Class 1
S&P 500 Index(2)
Morningstar Large Blend Category Average

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

(1)	Lifetime results are measured from the date the Account was first sold (May 3, 1999).
(2)	Index performance; does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses

(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008		Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
LargeCap S&P 500 Index Account - Class 1

ACCOUNT DESCRIPTIONS	35

LARGECAP VALUE ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks to provide long-term capital appreciation and secondarily growth of investment income.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Account invests primarily in common stock and other equity securities of large capitalization companies. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.02 billion and $421.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account will invest in some mid cap stocks. Up to 25% of Account assets may be invested in foreign securities.

The Account invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Account are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company’s underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock’s behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to invest in sectors and industries differently from the benchmark.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Mid Cap Stock Risk	• Underlying Fund Risk	• Value Stock Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year

36	ACCOUNT DESCRIPTIONS

(Class 1 Shares) (BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
LargeCap Value Account - Class 1
Russell 1000 Value Index(1)
Morningstar Large Value Category Average
(1) Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account Assets) as a Percentage of Average Daily Net Assets
For the year ended December 31, 2008	Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
LargeCap Value Account - Class 1

ACCOUNT DESCRIPTIONS	37

LARGECAP VALUE ACCOUNT III

Sub-Advisor(s):	AllianceBernstein L.P. ("AllianceBernstein") and Westwood Management Corp.
("Westwood")

Objective:	The Account seeks long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2008, this range was between approximately $0.02 billion and $421.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Account will invest in some mid cap stocks. The Account may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above-average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as "value" investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value-oriented investing entails adhering to a strong "sell discipline" that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value-oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large-cap stocks of exchange-traded funds ("ETFs"), real estate investment trusts ("REITs"), royalty trusts, and master limited partnerships ("MLPs"). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies.

Westwood invests in approximately 40-60 securities with attractive valuations. In selecting investments for the Account, Westwood utilizes a value style of investing in choosing common stocks that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Account's target capitalization range.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Account's assets in common stocks in an attempt to match or exceed the performance of the Account's benchmark index for performance. The Account's benchmark index for performance is identified in the average annual total returns table in the prospectus. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/

38	ACCOUNT DESCRIPTIONS

underweights individual stocks relative to their weight in the Account's benchmark index for performance. Through the structured equity strategy, Principal expects the Account to achieve returns in excess of those of the Account's benchmark index for performance with lower risk and improved predictability of returns for the entire Account compared to the Account's benchmark index for performance.

Among the Principal risks (defined in Appendix A) of investing in the Account are:

• Equity Securities Risk	• Exchange Rate Risk	• Exchange-Traded Funds Risk
• Foreign Securities Risk	• Management Risk	• Market Segment (Large Cap) Risk
• Master Limited Partnerships Risk	• Mid Cap Stock Risk	• Real Estate Securities Risk
• Royalty Trust Risk	• Underlying Fund Risk	• Value Stock Risk

AllianceBernstein has been the Account’s Sub-Advisor since December 6, 2000. Westwood has been a sub-advisor to the Account since July 15, 2008.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
LargeCap Value Account III - Class 1
Russell 1000 Value Index(2)
Morningstar Large Value Category Average

(1)	Lifetime results are measured from the date the Account was first sold (May 1, 2002).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets
For the year ended December 31, 2008	Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment

ACCOUNT DESCRIPTIONS	39

has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
LargeCap Value Account III - Class 1

40	ACCOUNT DESCRIPTIONS

MIDCAP BLEND ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks to achieve capital appreciation.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Main Strategies and Risks

The Account invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Account assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Account, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to invest in sectors and industries differently from the benchmark.

The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Growth Stock Risk	• Initial Public Offerings Risk	• Management Risk
• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk	• Value Stock Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

ACCOUNT DESCRIPTIONS	41

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
MidCap Blend Account - Class 1
Russell Midcap Index(1)
Morningstar Mid-Cap Blend Category Average
(1) Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets
For the year ended December 31, 2008	Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
MidCap Blend Account - Class 1

42	ACCOUNT DESCRIPTIONS

MIDCAP GROWTH ACCOUNT I

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”)
Objective:	The Account seeks long-term growth of capital.
Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

Main Strategies and Risks

Under normal market conditions, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $14.9 billion)) at the time of purchase. In the view of the Mellon Capital, many medium-sized companies:

  are in fast growing industries,
  offer superior earnings growth potential, and
  are characterized by strong balance sheets and high returns on equity.

The Account may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies. The Account may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

Mellon Capital uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings “buy,” “sell,” or “hold.” The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Among the principal risks of investing in the Account are:

• Derivatives Risk	• Emerging Market Risk	• Equity Securities Risk
• Exchange Rate Risk	• Foreign Securities Risk	• Growth Stock Risk
• Initial Public Offerings Risk	• Management Risk	• Market Segment (Mid Cap) Risk
• Mid Cap Stock Risk

Mellon Equity has been the Account’s Sub-Advisor since its inception. On December 31, 2007, Mellon Equity was merged with its affiliate Mellon Capital Management Corporation. Mellon Capital is the Account’s Sub-Advisor.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year

ACCOUNT DESCRIPTIONS 43

(Class 1 Shares)
(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
MidCap Growth Account I - Class 1
Russell Midcap Growth Index(2)
Morningstar Mid-Cap Growth Category Average

(1)	Lifetime results are measured from the date the Account was first sold (May 1, 1998).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
MidCap Growth Account I - Class 1

44	ACCOUNT DESCRIPTIONS

MIDCAP STOCK ACCOUNT

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Account seeks to provide long-term capital appreciation.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth and the risk of investing in real estate investment trust (“REIT”) and foreign securities.

Main Strategies and Risks

The Account invests primarily in common stocks of U.S. companies. Under normal market conditions, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations between approximately $1 billion and $10 billion at the time of purchase). Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Account may invest up to 20% of its assets in REIT securities. The Account may invest in fixed-income securities of any maturity, including investment grade corporate bonds and mortgage-backed securities, and may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called “junk bonds”). The Account may also invest in money market instruments for temporary or defensive purposes.

The Account may purchase or sell U.S. government securities and collateralized mortgage obligations on a “when-issued” or “delayed-delivery” basis in an aggregate of up to 20% of the market value of its total assets. The Account may invest up to 25% of its assets in the securities of foreign issuers.

In selecting investments for the Account, Edge looks for equity investments in companies that have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long run. In determining whether securities should be sold, Edge considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Account will not necessarily dispose of a security merely because its issuer’s market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Equity Securities Risk	• Exchange Rate Risk	• Fixed-Income Securities Risk
• Foreign Securities Risk	• Growth Stock Risk	• High Yield Securities Risk
• Management Risk	• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk
• Prepayment Risk	• Real Estate Securities Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• Value Stock Risk

Edge has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)
Highest return for a quarter during the period of the bar chart above:

ACCOUNT DESCRIPTIONS	45

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(2)
MidCap Stock Account - Class 1
MidCap Stock Account - Class 2(3)
S&P MidCap 400 Index(4)
Morningstar Mid-Cap Blend Category Average

(1)	Performance reflects the performance of the predecessor fund.
(2)	Lifetime results are measured by the date the Account was first sold (May 1, 2000).
(3)	Class 1 shares began operations on May 1, 2000 and Class 2 shares began operations on May 1, 2001. The returns for Class 2 shares for the periods prior to May 1, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
MidCap Stock Account - Class 1
MidCap Stock Account - Class 2

46	ACCOUNT DESCRIPTIONS

MIDCAP VALUE ACCOUNT II

Sub-Advisor(s):	Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
Objective:	The Account seeks long-term growth of capital.
Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Main Strategies and Risks

The Account invests primarily in common stocks of medium capitalization companies. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $13.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Companies may range from the well-established and well-known to the new and unseasoned. The Account may invest up to 25% of its assets in securities of foreign companies.

Jacobs Levy selects stocks by using a value oriented investment approach and using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Active Trading Risk	• Equity Securities Risk	• Exchange Rate Risk
• Exchange Traded Funds Risk	• Foreign Securities Risk	• Management Risk
• Market Segment (Mid Cap) Risk	• Mid Cap Stock Risk	• Real Estate Securities Risk
• Value Stock Risk

Jacobs Levy has been a Sub-Advisor of the Account since June 30, 2006.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
MidCap Value Account II - Class 1

ACCOUNT DESCRIPTIONS	47

Russell Midcap Value Index(2)
Morningstar Mid-Cap Value Category Average
(1)	Lifetime results are measured from the date the Account was first sold (May 3, 1999).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets
For the year ended December 31, 2008	Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
MidCap Value Account II - Class 1

48	ACCOUNT DESCRIPTIONS

MONEY MARKET ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account has an investment objective of as high a level of current income available from investments in short-term securities as is consistent with preservation of principal and maintenance of liquidity.

Investor Profile:	The Account may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk. As with all mutual funds, the value of the Account’s assets may rise or fall. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Main Strategies and Risks

The Account invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Account purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Account maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Account may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Account shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Account before maturity may not be in the best interest of the Account. The sale of portfolio securities is usually a taxable event. The Account does have an ability to borrow money to cover the redemption of Account shares.

It is the policy of the Account to be as fully invested as possible to maximize current income. Securities in which the Account invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
bank obligations including:
certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or, bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance credit needs;
corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Account has days or less remaining to maturity;
repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
may also have a longer maturity; and
taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers generate taxable income.

Among the certificates of deposit typically held by the Account are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

ACCOUNT DESCRIPTIONS	49

As with all mutual funds, the value of the Account’s assets may rise or fall. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Notwithstanding the preceding statements, Account shareholders will be guaranteed to receive $1.00 net asset value for amounts that they held as of September 19, 2008 subject to the terms of the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Program guarantees Account shareholders that they will receive $1.00 per Account share they owned as of the close of business on September 19, 2008, or the number of shares held in the account the date the Account “breaks the buck” (the date the Account’s net asset value falls below $0.995, is not immediately restored, and the Account liquidates), whichever is less. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program does not cover investors who were not shareholders of the Account on September 19, 2008. The Program remains in effect until April 30, 2009, unless extended by the United States Treasury Department. If the Program is extended, the Board of Directors of Principal Variable Contracts Funds, Inc. would need to approve the Account’s continued participation in the Program. Further information about the Program is available at www.ustreas.gov.

Among the principal risks of investing in the Account are:

• Eurodollar and Yankee	• Fixed-Income Securities Risk	• Municipal Securities Risk
Obligations Risk	• Management Risk	• U.S. Government Sponsored Securities Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)
For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Money Market Account - Class 1
Money Market Account - Class 2(1)
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index(2)

(1)	Class 1 shares began operations on March 18, 1983 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(2)	Index performance does not reflect deductions for fees, expenses, or taxes. To obtain the Account’s current yield information, call 1-800-852-4450

50	ACCOUNT DESCRIPTIONS

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Money Market Account - Class 1
Money Market Account - Class 2

ACCOUNT DESCRIPTIONS	51

MORTGAGE SECURITIES ACCOUNT

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Account seeks to provide a high level of current income consistent with safety and liquidity.

Investor Profile:	The Account may be appropriate for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Account invests primarily in mortgage-backed securities, including collateralized mortgage obligations. The Account may also invest in dollar rolls, which may involve leverage.

Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Account may also invest in U.S. government securities. Certain issuers of U.S. government securities are sponsored or chartered by Congress but their securities are neither issued or guaranteed by the U.S. Treasury. The Account may lend its portfolio securities to brokers, dealers, and other financial institutions. The Account may use futures, options, swaps and derivative instruments to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

The Account invests in mortgage securities which represent good longer term value, taking into account potential returns, prepayment and credit risk as well as deal-structure where appropriate. The Account also invests in Treasury and Agency securities primarily for duration and liquidity management purposes.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Fixed-Income Securities Risk	• Management Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• Sector Risk	• Underlying Fund Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored Securities
Risk

Edge has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Average Annual Total Returns (%)(1)
For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Mortgage Securities Account - Class 1
Mortgage Securities Account - Class 2(2)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

52	ACCOUNT DESCRIPTIONS

Citigroup Mortgage Index(3)
Morningstar Short Government Category Average Morningstar Intermediate Government Category Average
(1)	Performance reflects the performance of the predecessor fund. The Fund’s performance in 1998 benefited from the agreement of Edge Asset Management and its affiliates to limit the Fund’s expenses. On March 1, 2004, the investment policies of the predecessor Fund were modified.
As a result, the predecessor Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.
(2)	Class 1 shares began operations on May 6, 1993 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Mortgage Securities Account - Class 1
Mortgage Securities Account - Class 2

ACCOUNT DESCRIPTIONS	53

PRINCIPAL LIFETIME ACCOUNTS

The Fund offers Accounts that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk-averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Accounts to align, over time, underlying investments with the changing risk tolerance of the investor. These Accounts are sometimes referred as “target date funds.” The target date Accounts offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, and Principal LifeTime Strategic Income (the “Principal LifeTime Accounts”).

Objective:	The investment objective of each of the Principal LifeTime 2010, 2020, 2030, 2040, and
2050 Accounts is to seek a total return consisting of long-term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Account is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Account invests in other Fund Accounts and funds of Principal Funds, Inc. (together, the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Fund and Principal Funds, Inc., and Principal Global Investors, LLC (“PGI”), the Accounts’ Sub-Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Account and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal Life Time Accounts may invest, at the sub-advisor’s discretion, in any of the Class 1 shares of the equity accounts or fixed-income accounts of Principal Variable Contracts Funds, Inc. as well as Institutional Class shares issued by any of the investment portfolios of Principal Funds, Inc. (collectively, the “underlying funds”). The underlying funds provide each Account with exposure to a broad range of asset classes, including domestic and foreign equity and fixed-income securities. In the case of Principal LifeTime Strategic Income Account, most of the Account’s assets are invested in underlying funds which are intended primarily to give the Account broad exposure to income-producing securities through their investments in fixed-income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Accounts. Principal has hired PGI to develop, implement, and monitor the strategic or long-term asset class targets and target ranges for each Principal LifeTime Account. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Account assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of an Account or market forces or Account circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time without shareholder approval, add, remove, or substitute underlying funds in which a Principal LifeTime Account invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub-Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Account must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub-Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

54	ACCOUNT DESCRIPTIONS

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Account (other than the Principal LifeTime Strategic Income Account) to accommodate investors progressing from asset accumulation years to income-generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Account’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Account. At that time the Principal LifeTime Account may be combined with the Principal LifeTime Strategic Account if the Board of Directors determines that the combination is in the best interests of Account shareholders.

There can be no assurance that any Principal LifeTime Account will achieve its investment objective. The net asset value of each of the Principal LifeTime Account’s shares is affected by changes in the value of the securities it owns. The Account’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Account to meet its investment objective depends on the ability of the underlying fund to achieve their investment objectives.

The broad diversification of each Principal LifeTime Account is designed to cushion severe losses in any one investment sector and moderate the Account’s overall price swings. However, the Account’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Account’s assets rise or fall, the Account’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Each Principal LifeTime Account is subject to the particular risks of the underlying funds in the proportions in which the Account invests in them.

The Principal LifeTime Accounts dated 2020 through 2050 have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The Principal LifeTime Strategic Income Account and Principal LifeTime 2010 Account have a greater exposure to the following risks (as defined in Appendix A):

• Derivatives Risk	• Fixed-Income Securities Risk	• High Yield Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	• Real Estate Securities Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Each Principal LifeTime Account is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Principal LifeTime Accounts serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Accounts and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Accounts invest, there may be a conflict between the interests of the Principal LifeTime Accounts and the economic interests of Principal and its affiliates.

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Account wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Accounts may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

ACCOUNT DESCRIPTIONS	55

Securities Lending Risk (as defined in Appendix A).

As of December 31, 2008, each Principal LifeTime Account’s assets were allocated among the underlying funds as identified in the table below.

							Principal
		Principal	Principal	Principal	Principal	Principal	LifeTime
		LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
		2010	2020	2030	2040	2050	Income
Underlying Fund		Account	Account	Account	Account	Account	Account

	TOTAL	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Account. The bar chart for each Account shows how the Account’s total return has varied year-by-year, and the table for the Account shows the performance of its shares over time (along with the returns of a broad-based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Account. An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Each Account’s investment return is net of the operating expenses of each of the underlying funds. Separate account and cost of insurance and other contract level expenses are not reflected in Principal LifeTime Account performance. Total returns would be lower if such expenses were included.

56	ACCOUNT DESCRIPTIONS

PRINCIPAL LIFETIME 2010 ACCOUNT

Principal Investment Strategies

The Account invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account’s asset allocation will become more conservative over time.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Account(1)
Principal LifeTime 2010 - Class 1
Principal LifeTime 2010 - Class 2 (5)	-31.10	-1.96
S&P 500 Index(2)
Lehman Brothers Aggregate Bond Index(2)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(2)
Russell 3000 Index(2)(3)
Principal LifeTime 2010 Blended Index(2)(4)
Morningstar Target-Date 2000-2014 Category Average

(1)	Lifetime results are measured from the date the Account first sold its shares (August 30, 2004).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The Manager and Portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(4)	The weightings for this blended index as of March 31, 2008, were 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR-D Index, and 44.5% Lehman Brothers Aggregate Bond Index.
(5)	Class 1 shares began operations on August 30, 2004, and Class 2 shares began operations on May 1, 2009. The returns for Class 2 shares for the periods prior to May 1, 2009 are based on the performance for such periods that is no higher than the historical performance of the Class 1 shares.

ACCOUNT DESCRIPTIONS	57

PRINCIPAL LIFETIME 2020 ACCOUNT

Principal Investment Strategies

The Account invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account’s asset allocation will become more conservative over time.

Calendar Year Total Returns (%) as of December 31 each year (Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Account(1)
Principal LifeTime 2020 - Class 1
Principal LifeTime 2020 - Class 2 (5)	-34.33	-1.73
S&P 500 Index(2)
Lehman Brothers Aggregate Bond Index(2)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(2)
Russell 3000 Index(2)(3)
Principal LifeTime 2020 Blended Index(2)(4)
Morningstar Target-Date 2015-2029 Category Average

(1)	Lifetime results are measured from the date the Account first sold its shares (August 30, 2004).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The Manager and Portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(4)	The weightings for this blended index as of March 31, 2008, were 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR-D Index, and 30.5% Lehman Brothers Aggregate Bond Index.
(5)	Class 1 shares began operations on August 30, 2004, and Class 2 shares began operations on May 1, 2009. The returns for Class 2 shares for the periods prior to May 1, 2009 are based on the performance for such periods that is no higher than the historical performance of the Class 1 shares.

58	ACCOUNT DESCRIPTIONS

PRINCIPAL LIFETIME 2030 ACCOUNT

Principal Investment Strategies

The Account invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account’s asset allocation will become more conservative over time.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above:
Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Accounts(1)
Principal LifeTime 2030 - Class 1
Principal LifeTime 2030 - Class 2 (5)	-36.61	-2.37
S&P 500 Index(2)
Lehman Brothers Aggregate Bond Index(2)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(2)
Russell 3000 Index(2)(3)
Principal LifeTime 2030 Blended Index(2)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Lifetime results are measured from the date the Account first sold its shares (August 30, 2004).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(4)	The weightings for this blended index as of March 31, 2008, were 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR-D Index, and 21.0% Lehman Brothers Aggregate Bond Index.
(5)	Class 1 shares began operations on August 30, 2004, and Class 2 shares began operations on May 1, 2009. The returns for Class 2 shares for the periods prior to May 1, 2009 are based on the performance for such periods that is no higher than the historical performance of the Class 1 shares.

ACCOUNT DESCRIPTIONS	59

PRINCIPAL LIFETIME 2040 ACCOUNT

Principal Investment Strategies

The Account invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account’s asset allocation will become more conservative over time.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Account(1)
Principal LifeTime 2040 - Class 1
S&P 500 Index(2)
Lehman Brothers Aggregate Bond Index(2)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(2)
Russell 3000 Index(2)(3)
Principal LifeTime 2040 Blended Index(2)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Lifetime results are measured from the date the Account first sold its shares (August 30, 2004).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(4)	The weightings for this blended index as of March 31, 2008, were 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR-D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

60	ACCOUNT DESCRIPTIONS

PRINCIPAL LIFETIME 2050 ACCOUNT

Principal Investment Strategies

The Account invests in underlying Principal domestic and foreign equity, hybrid, and fixed-income Accounts according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Account. The Account’s asset allocation will become more conservative over time.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Account(1)
Principal LifeTime 2050 - Class 1
S&P 500 Index(2)
Lehman Brothers Aggregate Bond Index(2)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(2)
Russell 3000 Index(2)(3)
Principal LifeTime 2050 Blended Index(2)(4)
Morningstar Target-Date 2030+ Category Average

(1)	Lifetime results are measured from the date the Account first sold its shares (August 30, 2004).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(4)	The weightings for this blended index as of March 31, 2008, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

ACCOUNT DESCRIPTIONS	61

PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

Principal Investment Strategies

The Account invests primarily in underlying fixed-income Accounts, but also invests in underlying equity and hybrid accounts according to an asset allocation strategy designed for investors seeking current income from their investment.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Account(1)
Principal LifeTime Strategic Income - Class 1
S&P 500 Index(2)
Lehman Brothers Aggregate Bond Index(2)
MSCI EAFE (Europe, Australia, Far East) NDTR-D Index(2)
Russell 3000 Index(2)(3)
Principal LifeTime Strategic Income Blended Index(2)(4)
Morningstar Target-Date 2000-2014 Category Average

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

(1)	Lifetime results are measured from the date the Account first sold its shares (August 30, 2004).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.
(3)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.
(4)	The weightings for this blended index as of March 31, 2008, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Accounts

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Principal LifeTime Accounts during the fiscal year ended December 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Accounts through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended December 31, 2008.

62	ACCOUNT DESCRIPTIONS

These fees and expenses shown in the table and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the performance shown.

Annual Account Operating Expenses
(Expenses that are deducted from Account assets)
For the Year Ended December 31, 2008
Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
CLASS 1	Account	Account	Account	Account	Account	Account
Management Fees
Other Expenses

Total Gross Operating Fees and Expenses
Expense Reimbursement at Principal LifeTime Account Level(1)
Net Operating Fees and Expenses
Acquired Fund (Underlying Fund) Operating Expenses
Total Annual Account Operating Expenses

(1)	Principal has contractually agreed to limit the Account’s expenses attributable to Class 1 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense, through the period ending April 30, 2009. The expense limits will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.13% for the Principal LifeTime 2040 Account, 0.12% for the Principal LifeTime 2050 Account, 0.14% for the Principal LifeTime Strategic Income Account.

	Annual Account Operating Expenses
Estimated for the Year Ending December 31, 2009	(Expenses that are deducted from Account assets)
	Principal	Principal	Principal
	LifeTime	LifeTime	LifeTime
CLASS 2	2010 Account	2020 Account	2030 Account
Management Fees(1)	0.1225%	0.1225%	0.1225%
Distribution and/or Service (12b-1) Fees	0.2500	0.2500	0.2500
Other Expenses	0.0300	0.0100	0.0400
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7100	0.7600

Total Annual Account Operating Expenses	1.0525%	1.0925%	1.1725%

(1)	Effective July 1, 2009, the Account’s Management Fee will be reduced to 0.03%. the reduction is not reflected in the expense table or the expense examples.

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Accounts operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
Class 1 Shares	1 Year	3 Years	5 Years	10 Years
Principal LifeTime 2010
Principal LifeTime 2020
Principal LifeTime 2030
Principal LifeTime 2040
Principal LifeTime 2050
Principal LifeTime Strategic Income

ACCOUNT DESCRIPTIONS	63

	Number of years you own your
		shares
Class 2 Shares	1 Year	3 Years
Principal LifeTime 2010	$107	$335
Principal LifeTime 2020	111	347
Principal LifeTime 2030	119	372

64	ACCOUNT DESCRIPTIONS

REAL ESTATE SECURITIES ACCOUNT

Sub-Advisor(s):	Principal Real Estate Investors, LLC (“Principal - REI”)

Objective:	The Account seeks to generate a total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Investor Profile:	The Account may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Account’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Account may invest in smaller capitalization companies. The Account may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Account, the Sub-Advisor, Principal-REI, focuses on equity REITs.

The Account may invest up to 25% of its assets in securities of foreign real estate companies. The Account is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Account is subject to non-diversification risk.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Initial Public Offerings Risk	• Management Risk
• Mid Cap Stock Risk	• Non-Diversification Risk	• Real Estate Securities Risk
• Sector Risk	• Small Company Risk	• Underlying Fund Risk

Principal - REI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1
Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

ACCOUNT DESCRIPTIONS	65

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
Real Estate Securities Account - Class 1
Real Estate Securities Account - Class 2(2)
MSCI US REIT Index(3)
Morningstar Specialty - Real Estate Category Average

(1)	Lifetime results are measured from date the Account was first sold (May 1,1998).
(2)	Class 1 shares began operations on May 1, 1998 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Real Estate Securities Account - Class 1
Real Estate Securities Account - Class 2

66	ACCOUNT DESCRIPTIONS

SHORT-TERM BOND ACCOUNT

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)
Objective:	The Account seeks to provide current income.
Investor Profile:	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Account invests primarily in short-term fixed-income securities. Under normal circumstances, the Account maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Account’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Account considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage-backed securities representing an interest in a pool of mortgage loans.

The Account may invest up to 15% of its assets in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) and lend its portfolio securities to brokers, dealers and other financial institutions. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Account’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Account may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Account, to replace more traditional direct investments, or to obtain exposure to certain markets.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Eurodollar and Yankee Obligations •		Exchange Rate Risk
• Fixed-Income Securities Risk	Risk	•	Foreign Securities Risk
• High Yield Securities Risk	• Management Risk	•	Municipal Securities Risk
• Prepayment Risk	• Portfolio Duration Risk	•	Real Estate Securities Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above:

ACCOUNT DESCRIPTIONS	67

Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Life of Account(1)
Short-Term Bond Account - Class 1
Lehman Brothers MF (1-3) US Government Credit Index(2)
Morningstar Short-Term Bond Category Average
(1) Lifetime results are measured from the date the Account was first sold (May 1, 2003).
(2) Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets
For the year ended December 31, 2008	Class 1
Management Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Short-Term Bond Account - Class 1

68	ACCOUNT DESCRIPTIONS

SHORT-TERM INCOME ACCOUNT

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Account seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Investor Profile:	The Account may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Main Strategies and Risks

The Account invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated in one of the top four rating categories by one or more nationally recognized statistical rating organizations (“NRSRO”) or, in the opinion of Edge, are of comparable quality (“investment-grade”). Under normal circumstances, the Account maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Account’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Account may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Account may lend its portfolio securities to brokers, dealers, and other financial institutions. The Account may invest up to 5% of its assets in preferred stock. The Account may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into swaps and currency forwards or futures contracts and related options for the purpose of currency hedging. The Account may invest in certain illiquid investments, such as privately placed securities, including restricted securities. The Account may borrow money, enter into dollar roll transactions in aggregate of up to 33 1/3% of its total assets. The Account may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Exchange Rate Risk	• Fixed-Income Securities Risk
• Foreign Securities Risk	• Management Risk	• Portfolio Duration Risk
• Prepayment Risk	• Real Estate Securities Risk	• Underlying Fund Risk
• U.S. Government Securities Risk	• U.S. Government Sponsored
Securities Risk

Edge has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year (Class 1
Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

ACCOUNT DESCRIPTIONS	69

Average Annual Total Returns (%)(1)
For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
Short-Term Income Account - Class 1
Short-Term Income Account - Class 2(2)
Citigroup Broad Investment-Grade Credit 1-3 Years Index(3)
Morningstar Short-Term Bond Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance between 1996 and 1998 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.
(2)	Class 1 shares began operations on January 12, 1994 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustments results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
Short-Term Income Account - Class 1
Short-Term Income Account - Class 2

70	ACCOUNT DESCRIPTIONS

SMALLCAP BLEND ACCOUNT

(Closed to new investors as of the close of business on November 18, 2007 - to re-open to new investors on April 24, 2009)

Sub-Advisor(s):	Principal Global Investors, LLC (“PGI”)

Objective:	The Account seeks long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Account invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Account, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub-Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research-driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Among the principal risks (defined in Appendix A) of investing in the Fund are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Growth Stock Risk	• Initial Public Offerings Risk	• Management Risk
• Market Segment (Small Cap) Risk	• Small Company Risk	• Value Stock Risk

PGI has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year

ACCOUNT DESCRIPTIONS	71

(Class 1 Shares)
(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
SmallCap Blend Account - Class 1
Russell 2000 Index(2)
Morningstar Small Blend Category Average

(1)	Lifetime results are measured from the date the Account was first sold (May 1, 1998).
(2)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1
Management Fees
12b-1 Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
SmallCap Blend Account - Class 1

72	ACCOUNT DESCRIPTIONS

SMALLCAP GROWTH ACCOUNT II

Sub-Advisor(s):	UBS Global Asset Management (Americas), Inc. (“UBS Global AM”), Emerald Advisers,
Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective:	The Account seeks long-term growth of capital

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Account pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the Account invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Account may invest up to 25% of its assets in securities of foreign companies. The Account may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Account may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Account’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Account may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Account, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Account will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Account will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Account's assets in common stocks in an attempt to match or exceed the performance of the Account's benchmark index for performance. The Account's benchmark index for performance is identified in the average annual total returns table in the prospectus. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured

ACCOUNT DESCRIPTIONS	73

equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/ underweights individual stocks relative to their weight in the Account's benchmark index for performance. Through the structured equity strategy, Principal expects the Account to achieve returns in excess of those of the Account's benchmark index for performance with lower risk and improved predictability of returns for the entire Account compared to the Account's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Equity Securities Risk	•	Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	•	Initial Public Offerings Risk
• Management Risk	• Market Segment (Small Cap) Risk •		Small Company Risk

UBS Global AM became the Sub-Advisor to the Account on October 1, 2002. Emerald was added as an additional Sub-Advisor on August 26, 2004. Essex was added as an additional Sub-Advisor on June 30, 2006.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
SmallCap Growth Account II - Class 1
SmallCap Growth Account II - Class 2(2)
Russell 2000 Growth Index(3)
Morningstar Small Growth Category Average

(1)	Lifetime results are measured from the date the Account was first sold (May 1, 1998).
(2)	Class 1 shares began operations on May 1, 1998 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

74	ACCOUNT DESCRIPTIONS

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
SmallCap Growth Account II - Class 1
SmallCap Growth Account II - Class 2

ACCOUNT DESCRIPTIONS	75

SMALLCAP VALUE ACCOUNT I

Sub-Advisor(s):	Mellon Capital Management Corporation (“Mellon Capital”) and J.P. Morgan Investment
Management, Inc. (“J.P. Morgan”)

Objective:	The Account seeks long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks

The Account invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.3 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Account invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25% of the Account’s assets may be invested in foreign securities. The Account may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Account relative to that of the U.S. small company value universe, represented by the Russell 2000® Value Index. J.P. Morgan continuously screens the small company universe to identify those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Account sub-advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Account managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Account, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi-factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price-to-earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company-by-company basis. To ensure ample diversification, the portion of the Account’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above-average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Account has a long-term investment perspective, Mellon Capital does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading.

Beginning on or about July 1, 2009, Principal will invest between 10% and 40% of the Account's assets in common stocks in an attempt to match or exceed the performance of the Account's benchmark index for performance. The

76	ACCOUNT DESCRIPTIONS

Account's benchmark index for performance is identified in the average annual total returns table in the prospectus. Principal's strategy is an active quantitative approach to asset management which Principal refers to as "structured equity." Principal's structured equity strategy applies a risk-controlled investment process that slightly over/ underweights individual stocks relative to their weight in the Account's benchmark index for performance. Through the structured equity strategy, Principal expects the Account to achieve returns in excess of those of the Account's benchmark index for performance with lower risk and improved predictability of returns for the entire Account compared to the Account's benchmark index for performance.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Derivatives Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Initial Public Offerings Risk	• Management Risk
• Market Segment (Small Cap) Risk	• Real Estate Securities Risk	• Small Company Risk
• Underlying Fund Risk	• Value Stock Risk

J.P. Morgan has been the Account’s Sub-Advisor since its inception. On August 8, 2005, Mellon Equity also became Sub-Advisor to the Account. On December 31, 2007, Mellon Equity was merged with its affiliate Mellon Capital Management Corporation. Mellon Capital is one of the Account’s Sub-Advisors.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)

(BAR CHART)

Average Annual Total Returns (%)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(1)
SmallCap Value Account I - Class 1
SmallCap Value Account I - Class 2(2)
Russell 2000 Value Index(3)
Morningstar Small Value Category Average

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

(1)	Lifetime results are measured from the date the Account was first sold (May 1, 1998).
(2)	Class 1 shares began operations on May 1, 1998 and Class 2 shares began operations on January 8, 2007. The returns for Class 2 shares for the periods prior to January 8, 2007 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses, or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets(1)
For the year ended December 31, 2008	Class 1	Class 2
Management Fees

ACCOUNT DESCRIPTIONS	77

12b-1 Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Account Operating Expenses
Expense Reimbursement
Net Expenses

(1)	Principal has contractually agreed to limit the Account’s expenses attributable to Class 1 and Class 2 shares and, if necessary, pay expenses normally payable by the Account, excluding interest expense, through the period ending April 30, 2009. The expense limits will maintain a total level of operating expenses, not including acquired fund fees and expenses or interest expense, (expressed as a percent of average net assets on an annualized basis) not to exceed 1.01% for Class 1 shares and 1.26% for Class 2 shares.

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
SmallCap Value Account I- Class 1
SmallCap Value Account I - Class 2

78	ACCOUNT DESCRIPTIONS

STRATEGIC ASSET MANAGEMENT (“SAM”) PORTFOLIOS

Principal Variable Contracts Funds, Inc. provides a broad selection of investment choices, including asset allocation strategies available through the SAM Flexible Income, SAM Conservative Balanced, SAM Balanced, SAM Conservative Growth, and SAM Strategic Growth Portfolios (each a “Portfolio,” collectively the “Portfolios”). The SAM Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return or long-term capital appreciation. Each of the SAM Portfolios may invest, at the Sub-Advisor’s discretion, in the Class 1 shares of any equity Accounts or fixed-income Accounts of Principal Variable Contracts Funds as well as Institutional Class shares issued by any of the investment portfolios of Principal Funds, Inc. (collectively, the “underlying funds”). The Sub-Advisor for the SAM Portfolios is Edge Asset Management, Inc. (“Edge”).

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the underlying funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding underlying funds. Without shareholder approval, Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the underlying funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the underlying funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

  short-term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short-term fixed-income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Accounts, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence

ACCOUNT DESCRIPTIONS	79

Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the underlying funds it owns. Each Portfolio’s investments are invested in the underlying funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the underlying funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the underlying funds in the proportions in which the Portfolio invests in them.

The SAM Balanced, Conservative Growth, and Strategic Growth Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Emerging Market Risk	• Equity Securities Risk	• Exchange Rate Risk
• Foreign Securities Risk	• Growth Stock Risk	• Market Segment (Large Cap) Risk
• Value Stock Risk

The SAM Flexible Income and Conservative Balanced Portfolios have a greater exposure to the following risks (as defined in Appendix A):

• Derivatives Risk	• Fixed-Income Securities Risk	• High Yield Securities Risk
• Portfolio Duration Risk	• Prepayment Risk	• U.S. Government Securities Risk
• U.S. Government Sponsored
Securities Risk

Other Common Risks. Each of the Portfolios may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks (as defined in Appendix A) associated with such investments including:

• Derivatives Risk	• Fixed-Income Securities Risk	• U.S. Government Securities Risk

Each Portfolio is also subject to the following risks:

Conflict of Interest Risk. The officers, directors, Principal, Sub-Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

80	ACCOUNT DESCRIPTIONS

Investment Company Securities Risk (as defined in Appendix A).

Management Risk (as defined in Appendix A).

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution-in-kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Securities Lending Risk (as defined in Appendix A).

Edge has provided investment advice to each SAM Portfolio since the inception of the Portfolios.

As of December 31, 2008, the Portfolios’ assets were allocated among the Underlying Funds as follows:

			SAM	SAM	SAM	SAM
		SAM	Conservative Conservative		Flexible	Strategic
		Balanced	Balanced	Growth	Income	Growth
Underlying Fund		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

	TOTAL	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided below with the description of each Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds. The separate account expenses, cost of insurance or other contract-level expenses are not included in the performance for each SAM Portfolio. Total returns would be lower if such expenses were included.

ACCOUNT DESCRIPTIONS	81

FLEXIBLE INCOME PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the
Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity funds

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options

A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance figures for the Portfolio do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Portfolio would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
SAM Flexible Income Portfolio - Class 1
SAM Flexible Income Portfolio - Class 2(2)
Lehman Brothers Aggregate Bond Index(3)
S&P 500 Index(3)
20% S&P 500 Index/80% Lehman Brothers Aggregate Bond Index(3)
Morningstar Conservative Allocation Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance between 1997 and 1999 benefited from the agreement of Edge and its affiliates to limit the fund’s expenses.
(2)	Class 1 shares began operations on September 9, 1997 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

82	ACCOUNT DESCRIPTIONS

CONSERVATIVE BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements and strategic transactions (derivatives) such as futures contracts and options

A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance figures for the Portfolio do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Portfolio would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
SAM Conservative Balanced Portfolio - Class 1
SAM Conservative Balanced Portfolio - Class 2(2)
Lehman Brothers Aggregate Bond Index(3)
S&P 500 Index(3)
40% S&P 500 Index/60% Lehman Brothers Aggregate Bond Index
Morningstar Conservative Allocation Category Average

(1)	Performance reflects the performance of the predecessor fund. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed. Accordingly, the performance of the predecessor fund shown above may not reflect what the predecessor fund’s performance would have been under its current investment objective and policies. The predecessor fund’s performance between 1998 and 2003 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.
(2)	Class 1 shares began operations on April 23, 1998 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

ACCOUNT DESCRIPTIONS	83

BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed- income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options

A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance figures for the Portfolio do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Portfolio would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
SAM Balanced Portfolio - Class 1
SAM Balanced Portfolio - Class 2(2)
Lehman Brothers Aggregate Bond Index(3)
S&P 500 Index(3)
60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index(3)
Morningstar Moderate Allocation Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance between 1997 and 1998 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.
(2)	Class 1 shares began operations on June 3, 1997 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

84	ACCOUNT DESCRIPTIONS

CONSERVATIVE GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options

A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance figures for the Portfolio do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Portfolio would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
SAM Conservative Growth Portfolio - Class 1
SAM Conservative Growth Portfolio - Class 2(2)
Lehman Brothers Aggregate Bond Index(3)
S&P 500 Index(3)
80% S&P 500 Index/20% Lehman Brothers Aggregate Bond Index(3)
Morningstar Moderate Allocation Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance between 1997 and 1998 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.
(2)	Class 1 shares began operations on June 3, 1997 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

ACCOUNT DESCRIPTIONS	85

STRATEGIC GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds. The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may also invest in U.S. government securities, fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Performance figures for the Portfolio do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Portfolio would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

Average Annual Total Returns (%)(1)
For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Past 10 Years
SAM Strategic Growth Portfolio - Class 1
SAM Strategic Growth Portfolio - Class 2(2)
Lehman Brothers Aggregate Bond Index(3)
S&P 500 Index(3)
Russell 3000 Index(3)
Morningstar Large Blend Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance between 1997 and 1999 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.
(2)	Class 1 shares began operations on June 3, 1997 and Class 2 shares began operations on November 6, 2001. The returns for Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(3)	Index performance does not reflect deductions for fees, expenses or taxes.

86	ACCOUNT DESCRIPTIONS

Fees and Expenses of the SAM Portfolios

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the SAM Portfolios during the fiscal year ended December 31, 2008. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the SAM Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended December 31, 2008.

These fees and expenses shown in the table and included in the examples do not include the effect of any sales charge, separate account expenses or contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the performance shown.

Aggregate Portfolio Expenses

Class 1 Shares

Annual Portfolio Operating Expenses
For the year ended December 31, 2008
(Expenses that are deducted from Portfolio assets)
	Flexible Conservative		Conservative	Strategic
	Income Balanced Balanced		Growth	Growth
CLASS 1	Portfolio Portfolio	Portfolio	Portfolio	Portfolio
Management Fees
12b-1 Fees
Other Expenses
Total Gross Operating Fees and Expenses
Acquired Fund (Underlying Fund) Operating Expenses
Total Annual Portfolio Operating Expenses

Class 2 Shares

Annual Portfolio Operating Expenses
For the year ended December 31, 2008
(Expenses that are deducted from Portfolio assets)
	Flexible Conservative		Conservative	Strategic
	Income Balanced Balanced		Growth	Growth
CLASS 2	Portfolio Portfolio	Portfolio	Portfolio	Portfolio
Management Fees
12b-1 Fees
Other Expenses
Total Gross Operating Fees and Expenses
Acquired Fund (Underlying Fund) Operating Expenses
Total Annual Portfolio Operating Expenses

Examples

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Class 1 Shares

ACCOUNT DESCRIPTIONS	87

Number of years you own your shares
Class 1	1 Year	3 Years	5 Years	10 Years
Flexible Income
Conservative Balanced
Balanced
Conservative Growth
Strategic Growth

Class 2 Shares

Number of years you own your shares
Class 2	1 Year	3 Years	5 Years	10 Years
Flexible Income
Conservative Balanced
Balanced
Conservative Growth
Strategic Growth

88	ACCOUNT DESCRIPTIONS

WEST COAST EQUITY ACCOUNT

Sub-Advisor(s):	Edge Asset Management, Inc. (“Edge”)

Objective:	The Account seeks to provide long-term growth of capital.

Investor Profile:	The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below-investment grade bonds and real estate investment trust (“REIT”)
securities.

Main Strategies and Risks

Under normal circumstances, at least 80% of the Account’s net assets (plus any borrowings for investment purposes) will be invested in the common stocks of small, medium, and large capitalization West Coast companies. The Sub-Advisor, Edge, defines West Coast companies to include those with: (i) principal executive offices located in the region, which includes Alaska, California, Oregon and Washington; (ii) over 50% of their work force employed in the region; or (iii) over 50% of their sales within the region. While no individual fund is intended as a complete investment program, this is particularly true of the West Coast Equity Account which could be adversely impacted by economic trends within this four-state area.

The Account may invest up to 20% of its assets in both REIT securities and below-investment-grade fixed- income securities (sometimes called “junk bonds”). The Account may also invest up to 25% of its net assets in securities of foreign issuers.

In selecting investments for the Account, Edge selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company’s business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and that generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Among the principal risks (defined in Appendix A) of investing in the Account are:

• Equity Securities Risk	• Exchange Rate Risk	• Foreign Securities Risk
• Geographic Concentration Risk	• Growth Stock Risk	• High Yield Securities Risk
• Management Risk	• Mid Cap Stock Risk	• Prepayment Risk
• Real Estate Securities Risk	• Small Company Risk	• Underlying Fund Risk
• Value Stock Risk

Edge has been the Account’s Sub-Advisor since its inception.

An Account’s past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses. Total returns for the Accounts would be lower if such expenses were included.

Calendar Year Total Returns (%) as of December 31 each year
(Class 1 Shares)(1)

(BAR CHART)

Highest return for a quarter during the period of the bar chart above: Lowest return for a quarter during the period of the bar chart above:

ACCOUNT DESCRIPTIONS	89

Average Annual Total Returns (%)(1)

For the periods ended December 31, 2008	Past 1 Year	Past 5 Years	Life of Account(2)
West Coast Equity Account - Class 1
West Coast Equity Account - Class 2(3)
Russell 3000 Index(4)
Morningstar Mid-Cap Blend Category Average

(1)	Performance reflects the performance of the predecessor fund. The predecessor fund’s performance in 1998 benefited from the agreement of Edge and its affiliates to limit the predecessor fund’s expenses.
(2)	Lifetime results are measured from the date the Account was first sold (April 28, 1998).
(3)	Class 1 shares began operations on April 28, 1998 and Class 2 shares began operations on November 6, 2001. The returns for
Class 2 shares for the periods prior to November 6, 2001 are based on the performance of Class 1 shares adjusted to reflect the fees and expenses of Class 2 shares. The adjustment results in performance for such periods that is no higher than the historical performance of the Class 1 shares.
(4)	Index performance does not reflect deductions for fees, expenses or taxes.

Fees and Expenses of the Account

These fees and expenses do not include the effect of any sales charge, separate account expenses or other contract level expenses which may be applied at the variable life insurance or variable annuity product level. If such charges or fees were included, overall expenses would be higher and would lower the Account’s performance.

Annual Account Operating Expenses
(expenses that are deducted from Account assets) as a Percentage of Average Daily Net Assets

For the year ended December 31, 2008	Class 1	Class 2
Management Fees
12b-1 Fees
Other Expenses
Total Annual Account Operating Expenses

Example

This Example is intended to help you compare the cost of investing in the Account with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Account’s operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares
	1	3	5	10
West Coast Equity Account - Class 1
West Coast Equity Account - Class 2

90	ACCOUNT DESCRIPTIONS

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The information in this section does not apply directly to the Principal LifeTime Accounts or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Accounts or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks. The term “Account,” as used in this section, includes any of the investment portfolios of Principal Funds, Inc. in which the SAM Portfolios may invest from time to time at the discretion of Edge, the Sub-Advisor for the SAM Portfolios or the underlying funds of the Principal LifeTime Accounts.

Securities and Investment Practices

Market Volatility. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Repurchase Agreements and Loaned Securities

Although not a principal investment strategy, each of the Accounts may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Account sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Account holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Account bears a risk of loss. To minimize such risks, the Account enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Each of the Accounts may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions involve a risk of loss to the Account if the counterparty should fail to return such securities to the Account upon demand or if the counterparty’s collateral invested by the Account declines in value as a result of investment losses.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	91

Currency Contracts

The Accounts may enter into currency contracts, currency futures contracts and options, and options on currencies for hedging and other purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. An Account will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Account (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If an Account’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Account’s investment, these techniques could result in a loss. These techniques may increase the volatility of an Account and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Account to deliver or receive currency.

Forward Commitments

Although not a principal investment strategy, each of the Accounts may enter into forward commitment agreements. These agreements call for the Account to purchase or sell a security on a future date at a fixed price. Each of the Accounts may also enter into contracts to sell its investments either on demand or at a specific interval.

Warrants

Each of the Accounts may invest in warrants though none of the Accounts use such investments as a principal investment strategy. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

High Yield Securities

The Asset Allocation, Balanced, Bond & Mortgage Securities, Equity Income, Income, MidCap Stock, MidCap Value II, Short-Term Bond, and West Coast Equity Accounts may invest in debt securities rated BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. The Principal Funds, Inc. High Yield Fund may invest all of its assets in these securities and will generally invest at least 80% of its assets (plus any borrowings for investment purposes) in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of an Account to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Account were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, an Account may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which an Account could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Account’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

92	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Account, the Account may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.

Real Estate Investment Trusts

The Accounts, except the Money Market Account, may invest in real estate investment trust securities, herein referred to as “REITs.” REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Account will be subject to the REIT’s expenses, including management fees, and will remain subject to the Account’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

Initial Public Offerings (“IPOs”)

Certain of the Accounts may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for an Account to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When the Account’s asset base is small, a significant portion of the Account’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Account. As the Account’s assets grow, the effect of the Account’s investments in IPOs on the Account’s performance probably will decline, which could reduce the Account’s performance. Because of the price volatility of IPO shares, an Account may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Account’s portfolio and lead to increased expenses to the Account, such as commissions and transaction costs. By selling IPO shares, the Account may realize taxable gains it will subsequently distribute to shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	93

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Accounts (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect an Account from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Accounts may enter into put or call options, future contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), and forward currency contracts for both hedging and non-hedging purposes.

Generally, no Account may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Account or the reference currency relates to an eligible investment for the Account.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than an Account’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. An Account could purchase shares issued by an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs.

Convertible Securities

Convertible securities are fixed-income securities that an Account has the right to exchange for equity securities at a specified conversion price. The option allows the Account to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Account may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Account could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued, the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon

94	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

changes in the price of the underlying equity securities. However, convertible securities permit the Account to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

An Account treats convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. An Account may invest in convertible securities without regard to their ratings.

Foreign Investing

As a principal investment strategy, the Diversified International, International Emerging Markets, and International SmallCap Accounts may invest in securities of foreign companies. The other Accounts (except the Government & High Quality Bond and Mortgage Securities Accounts) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Account assets is not invested and earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect an Account’s investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for an Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Account investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account’s portfolio. An Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

An Account may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS	95

  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Account to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Geographic Concentration

Potential investors in the West Coast Equity Account should consider the possibility of greater risk arising from the geographic concentration of their investments. The Account has more exposure to local or regional economic risks than Accounts that invest more broadly.

Small and Medium Capitalization Companies

The Accounts (except Bond & Mortgage Securities, Government & High Quality Bond, Money Market, and Short-Term Bond) may invest in securities of companies with small- or mid-sized market capitalizations. The LargeCap Blend II, LargeCap S&P 500 Index, LargeCap Value, and LargeCap Value III Accounts may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years of continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Account (other than the Money Market Account which may invest in high quality money market securities at any time) may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic, or political conditions. To the extent that the Account is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances,

96	CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, an Account may purchase U.S. government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

Fund of Funds

The performance and risks of each Principal LifeTime Account and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Account or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Accounts and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Account or SAM Portfolio allocates to stock funds, the greater the expected risk.

Each Principal LifeTime Account and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Account or SAM Portfolio is more costly than investing directly in shares of the Underlying Funds. If you are considering investing in a Principal LifeTime Account, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Account is managed with the assumption that the investor will invest in a Principal LifeTime Account whose stated date is closest to the date the shareholder retires. Choosing an Account targeting an earlier date represents a more conservative choice; targeting an Account with a later date represents a more aggressive choice. It is important to note that the retirement year of the Account you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Accounts are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

The risks associated with investing in an Underlying Fund of a fund of funds are discussed in Appendix A under Underlying Fund Risk.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in an Account’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Accounts that engage in active trading may have high portfolio turnover rates.

Accounts with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Account) and may have an adverse impact on the Account’s performance. No turnover rate can be calculated for the Money Market Account because of the short maturities of the securities in which it invests. Turnover rates for each of the other Accounts may be found in the Account’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section already includes portfolio turnover costs.

PRICING OF ACCOUNT SHARES

Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV is calculated each day the New York Stock Exchange (“NYSE”) is open (shares are not priced on the days on which the NYSE is closed for trading). The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas. The NAV is determined at the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Accounts, except the Money Market Account, the NAV is calculated by:

PRICING OF ACCOUNT SHARES	97

  taking the current market value of the total assets of the Account subtracting liabilities of the Account
  dividing the remainder proportionately into the classes of the Account subtracting the liabilities of each class
  dividing the remainder by the total number of shares owned in that class.

With respect to an Account that invests in other registered investment company Accounts and Funds (Principal LifeTime Accounts and SAM Portfolios), the Account’s NAV is calculated based on the NAV of such other registered investment company Accounts and Funds in which the Account invests.

The securities of the Money Market Account are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

• If market quotations are not readily available for a security owned by an Account, its fair value is determined using a policy adopted by the Directors.
• An Account’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing an Account’s NAV are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.
Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The Account has adopted policies and procedures to “fair value” some or all securities held by an Account if significant events occur after the close of the market on which the foreign securities are traded but before the
Account’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If Principal believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Account’s NAV will be calculated, using the policy adopted by the Account. These fair valuation procedures are intended to discourage shareholders from investing in the Account for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the
Account may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

The Accounts earn dividends, interest, and other income from investments and distribute this income (less expenses) as dividends. The Accounts also realize capital gains from investments and distribute these gains (less any losses) as capital gain distributions. The Accounts normally make dividends and capital gain distributions at least annually, in June. Dividends and capital gain distributions are automatically reinvested in additional shares of the Account making the distribution.

MANAGEMENT OF THE FUND

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. In its handling of the business affairs of the Fund, Principal provides clerical, recordkeeping and bookkeeping services, and keeps the required financial and accounting records.

98	DIVIDENDS AND DISTRIBUTIONS

Principal is a subsidiary of Principal Financial Services, Inc. and has managed mutual funds since 1969. The Manager’s address is Principal Financial Group, 680 8th Street, Des Moines, Iowa 50392.

On or about July 1, 2009, Principal will provide investment advisory services with respect to 10-40% of the assets of the following Accounts: LargeCap Blend Account II, LargeCap Growth Account I, LargeCap Value Account III, SmallCap Growth Account II, and SmallCap Value Account I. The remaining assets in each of these Accounts will be managed by the sub-advisor(s) named in the prospectus.

Principal will provide these investment advisory services through a portfolio manager who will function as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager will have access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager will also have access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Accounts directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Accounts. The portfolio managers Principal has appointed for each Principal LifeTime Account are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day-to-day management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received a B.B.A. in Finance from Iowa State University and an M.A. in Finance from the University of Iowa.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in an Account.

MANAGEMENT OF THE FUND	99

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under each Sub-Advisory agreement, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory service to the portion of the assets of a specific Account or Portfolio allocated to it by Principal. For these services, the Sub-Advisor is paid a fee by Principal. The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in each of the Accounts or Portfolios.

Sub-Advisor: AllianceBernstein L.P. “AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

The management of and investment decisions for the Account’s portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental and quantitative analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Account’s portfolio.

Day-to-day
Account	Account Management

LargeCap Value III	Marilyn Fedak
John Mahedy
Chris Marx
John D. Phillips, Jr.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

John Mahedy, CPA. Mr. Mahedy was named Co-CIO-US Value equities in 2003. He continues to serve as director of research-US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

100	MANAGEMENT OF THE FUND

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group.
CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Day-to-day
Account	Account Management

LargeCap Growth	Anthony Rizza

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is Two Union Square, 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Account	Fund Management
Equity Income	Joseph T. Suty
David W. Simpson
Income	John R. Friedl
MidCap Stock	Daniel R. Coleman
Mortgage Securities	Craig V. Sosey
Short-Term Income	Craig V. Sosey
SAM Balanced Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Balance Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Conservative Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Flexible Income Portfolio	Michael D. Meighan
Randall L. Yoakum
SAM Strategic Growth Portfolio	Michael D. Meighan
Randall L. Yoakum
West Coast Equity	Philip M. Foreman

Daniel R. Coleman. Mr. Coleman, Managing Director, Chief Investment Officer, manages all investment operations at Edge. Mr. Coleman joined Edge in October 2001. Prior to that he was Vice President and Senior Manager of Business Development at InfoSpace, Inc./Go2Net from 2000 to 2001, and Member and General Partner of Brookhaven Capital

MANAGEMENT OF THE FUND	101

Management LLC/Clyde Hill Research from 1989 until 2000. Mr. Coleman received a bachelor’s degree in finance from the University of Washington and an MBA from New York University.

John R. Friedl, CFA. Mr. Friedl, Portfolio Manager, has been employed as an investment professional at Edge since August 1998. Mr. Friedl received a bachelor’s degree in communications and finance from the University of Washington and a master’s degree in finance from Seattle University. He has earned the right to use the Chartered Financial Analyst designation.

Philip M. Foreman, CFA. Mr. Foreman, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor West Coast Equity Fund since 2002. Mr. Foreman has been employed by Edge since January of 2002. Prior to that, Mr. Foreman was Senior Vice President and Equity Mutual Fund Manager at Evergreen Asset Management Co. from 1999 until 2002, and Vice President and Senior Portfolio Manager at Edge from 1991 until 1999.

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager-Asset Allocation of Edge, has been responsible for co-managing the predecessor SAM Portfolios with Mr. Yoakum (see below) since March 2003. Mr. Meighan oversees the Asset Allocation Team, a group of investment professionals dedicated to the active management of the SAM Portfolios’, on a day-to-day basis. Mr. Meighan also works collaboratively with Mr. Yoakum developing portfolio asset allocation and investment strategies. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product.

David W. Simpson, CFA. Mr. Simpson is a portfolio manager at Edge. Prior to joining Edge in 2003, he was chief investment officer and managing director for Summit Capital Management. Mr. Simpson received a bachelor’s degree from the University of Illinois and an MBA in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Craig V. Sosey. Mr. Sosey, Portfolio Manager of Edge, has had primary responsibility for the day-to-day management of the predecessor Short Term Income and predecessor U.S. Government Securities Funds since January 2000 and November 1998, respectively. He has been employed by Edge since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years.

Joseph T. Suty, CFA. Mr. Suty, Portfolio Manager of Edge, has been responsible for the day-to-day management of the predecessor Equity Income Fund since October 2005. Prior to joining Edge in September 2005, Mr. Suty managed personal and foundation portfolios from January 2005 until August 2005. From December 1991 until December 2004, Mr. Suty was a portfolio manager of large-cap value stocks at Washington Capital Management, Inc., where he was a principal and director of the firm.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist/Managing Director-Asset Allocation of Edge, has led a team of investment professionals in managing the predecessor SAM Portfolios since January 1999. Mr. Yoakum currently serves as Chairman of the SAM Portfolio’s Asset Allocation Team and works closely with Mr. Meighan formulating economic strategy. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen’s Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road,
Suite 101, Lancaster, PA 17601.

Day-to-day
Account	Account Management

102	MANAGEMENT OF THE FUND

SmallCap Growth II	Joseph W. Garner
Kenneth G. Mertz
Stacey L. Sears

The portfolio management and strategy team have long tenures at Emerald, with Ms. Sears joining Emerald in 1991, Mr. Mertz in 1992 and Mr. Garner in 1994.

Joseph W. Garner. Mr. Garner joined Emerald in 1994 and serves as Director of Emerald Research and Portfolio Manager. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner graduated magna cum laude with a BA in Economics from Millersville University and earned an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc. Formerly he served as Past Trustee, Vice President of the Emerald Mutual Funds (1992-2005) and Chief Investment Officer of the Pennsylvania State Employees’ Retirement System (1985-1992). He earned a BA in Economics from Millersville University.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz, Ms. Sears and Mr. Garner work as a team developing strategy.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald Advisers, Inc. She is co-manager of the Forward Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Day-to-day
Account	Fund Management

SmallCap Growth II	Nancy B. Prial

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small-Micro Cap Growth and Small-Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham

MANAGEMENT OF THE FUND	103

Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932-0650.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Account	Fund Management

MidCap Value II	Bruce Jacobs
Ken Levy

Bruce Jacobs, PH.D. Dr. Jacobs serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Ken Levy, CFA. Mr. Levy serves as co-chief investment officer, portfolio manager, and co-director of research. Prior to co-founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is
an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The portfolio managers operate as a team, sharing responsibility for the day-to-day management of the portfolio, each strategy does, however, have lead portfolio managers with responsibility for implementing the insight of the team into individual portfolios.

Day-to-day
Account	Account Management

SmallCap Value I	Christopher T. Blum
Dennis S. Ruhl

Christopher T. Blum, CFA. Mr. Blum, managing director, is the CIO of the U.S. Behavioral Finance Group responsible for the intrepid and Behavioral Small Cap strategies. He rejoined the firm in 2001, as a portfolio manager and headed the U.S. Behavioral Finance Small Cap Equity Group. Before that, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, he spent over three years in the U.S. Structured Equity Group at J.P. Morgan where he focused on structured small-cap core and small-cap value accounts. Mr. Blum earned his B.B.A. in finance at the Bernard M. Baruch School for Business. He has earned the right to use the Chartered Financial Analyst designation.

104	MANAGEMENT OF THE FUND

Dennis S. Ruhl, CFA. Mr. Ruhl, vice president, is the head of the U.S. Behavioral Finance Small Cap Equity Group. A member of the team since 2001, Mr. Ruhl also acts as a portfolio manager and leads the group’s quantitative research effort. An employee since 1999, Mr. Ruhl previously worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl holds dual bachelor’s degrees in mathematics and computer science and a master’s degree in computer science, all from MIT. He is the former New York and National Chair of the Board of Minds Matter, a non-profit mentoring organization, and is also a board member of the MIT Club of New York and regional vice chair of the MIT Educational Council. Mr. Ruhl has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), with offices located at 50 Fremont Street,
San Francisco, California 94105 and offices located at 500 Grant Street, Suite 4200, Pittsburgh,
PA 15258, is a wholly owned subsidiary of The Bank of New York Mellon (“BNY Mellon”).

The day-to-day portfolio management for some of the Accounts listed below is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Account	Account Management

MidCap Growth I	Adam T. Logan
John O’Toole

SmallCap Value I	Ronald P. Gala
Peter D. Goslin

Ronald P. Gala, CFA. Mr. Gala joined Mellon Equity in 1993; which merged with its affiliate, Mellon Capital, on December 31, 2007. Mr. Gala earned a BS in Business Administration from Duquesne University and an MBA in Finance from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin, CFA. Mr. Goslin joined Mellon Equity in 1999, which merged with its affiliate, Mellon Capital, on December 31, 2007. Before joining Mellon Equity in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill’s S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned a BS in Finance from St. Vincent College and an MBA in Finance at the University of Notre Dame Graduate School of Business. He has earned the right to use the Chartered Financial Analyst designation.

Adam T. Logan, CFA. Mr. Logan joined Mellon Equity in 1998, which merged with its affiliate, Mellon Capital, on December 31, 2007. Previously, he performed duties as a financial analyst in The Bank of New York Mellon’s corporate finance department. He is currently responsible for the management of client portfolios with a specific focus on mid and small capitalization securities. He earned a BA in Finance from Westminster College and an MBA from the Katz Graduate School of Business at the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

John O’Toole, CFA. Mr. O’Toole joined Mellon Equity in 1990, which merged with its affiliate, Mellon Capital, on December 31, 2007. Mr. O’Toole holds a BA in Economics from the University of Pennsylvania and an MBA in Finance from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

MANAGEMENT OF THE FUND	105

Sub-Advisor: Morgan Stanley Investment Management Inc. (“MSIM Inc.”), doing business in certain instances (including its role as sub-advisor to the Asset Allocation Account) under the name “Van Kampen,” is a registered investment adviser, located at 522 Fifth Avenue, New York, NY 10036, and is a direct subsidiary of Morgan Stanley.

Day-to-day
Account	Account Management

Asset Allocation	Francine J. Bovich

Francine J. Bovich. Ms. Bovich has been a Managing Director of Morgan Stanley and Morgan Stanley & Co. Incorporated since 1997 and a Principal prior thereto. Ms. Bovich holds a BA in Economics from Connecticut College, and an MBA in Finance from New York University.

Ms. Bovich is co-head of Morgan Stanley’s Global Tactical Asset Allocation Team. Ms. Bovich is responsible for the overall allocation of the Account’s assets among equities, bonds and money market instruments.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day-to-day portfolio management for some of the Accounts listed below is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Account	Account Management

Balanced	Dirk Laschanzky

Bond & Mortgage Securities	William C. Armstrong
Timothy R. Warrick

Diversified International	Paul H. Blankenhagen
Juliet Cohn
Christopher Ibach

Government & High Quality Bond	Bryan C. Davis
Brad Fredericks

International Emerging Markets	Michael Ade
Mihail Dobrinov
Michael L. Reynal

International SmallCap	Brian W. Pattinson

LargeCap S&P 500 Index	Dirk Laschanzky
Scott W. Smith

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LargeCap Value	John Pihlblad
Arild Holm

MidCap Blend	K. William Nolin

Money Market	Tracy Reeg
Alice Robertson

Principal LifeTime 2010	David M. Blake
Tim Dunbar
Dirk Laschanzky

Principal LifeTime 2020	David M. Blake
Tim Dunbar
Dirk Laschanzky

Principal LifeTime 2030	David M. Blake
Tim Dunbar
Dirk Laschanzky

Principal LifeTime 2040	David M. Blake
Tim Dunbar
Dirk Laschanzky

Principal LifeTime 2050	David M. Blake
Tim Dunbar
Dirk Laschanzky

Principal LifeTime Strategic Income	David M. Blake
Tim Dunbar
Dirk Laschanzky

Short-Term Bond	Craig Dawson
Doug Earney

SmallCap Blend	Thomas Morabito
Phil Nordhus

Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co-portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non-bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor’s degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi-sector portfolios that invest in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned Bachelor’s degree from Kearney State College and a Master’s degree from the University of lowa. He has earned the right to use the Chartered Financial Analyst designation.

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI,

MANAGEMENT OF THE FUND	107

Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Bachelor’s degree in Finance from lowa State University and a Master’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co-manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor’s degree in Mathematics from Trinity College, Cambridge England.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global Investors. He is responsible for trading mortgage-backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He then became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co-manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned a Bachelor’s degree and an MBA degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co-portfolio manager for Principal Global Investors. He specializes primarily in the analysis of companies in the industrial sector, and serves as co-manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from lowa State University.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Doug Earney, CFA. Mr. Earney is a portfolio manager with Principal Global Investors, LLC. His current responsibilities include managing multi-sector portfolios including long duration, stable value, and third-party insurance company mandates. Mr. Earney's prior responsibilities have included asset allocation, risk management, and investment strategy development for multi-asset class portfolios. He joined the firm in 2000 and has served as a portfolio manager for the Short-Term Bond Account since 2008. He earned a bachelor's degree in mechanical

108	MANAGEMENT OF THE FUND

engineering from Iowa State University and an MBA in finance and accounting from the University of Chicago. Mr. Earney has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Brad Fredericks. Mr. Fredericks is a portfolio manager at PGI. He is responsible for co-managing the government securities accounts. His responsibilities include general portfolio overview and security analysis. He joined the firm in 1998 as a financial accountant and was named a portfolio manager in 2002. Previously, Mr. Fredericks was an assistant trader at Norwest Mortgage. He earned a Bachelor’s degree in Finance from Iowa State University.

Mr. Fredericks is a Fellow of the Life Management Institute (FLMI).

Arild Holm, CFA. Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees’ Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England) and an MBA in finance from the University of Colorado. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned a Bachelor’s degree in Electrical Engineering from the University of lowa and an MBA in Finance. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned a BA and an MBA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day-to-day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

Thomas Morabito, CFA. Mr. Morabito leads the small-cap portfolio management team for PGI and is the portfolio manager on the small-cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned his BA in Economics from State University of New York and an MBA in Finance from Northeastern University. He has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined the firm in 1994. He earned a Bachelor’s degree in Finance from the University of lowa and an MBA from the Yale School of Management. He has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small-cap portfolios and has responsibility for managing the small-cap analyst team. Mr. Nordhus earned a Bachelor’s degree in Economics from Kansas State University and an MBA from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Brian W. Pattinson, CFA. Mr. Pattinson is a portfolio manager at Principal. He serves as the portfolio manager for the firm’s international small-cap equity portfolios. He joined Principal in 1994. Mr. Pattinson earned a Bachelor’s and an MBA degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

MANAGEMENT OF THE FUND	109

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College, and an MA in History from Christ’s College at the University of Cambridge.

Alice Robertson. Ms. Robertson is a senior trader and portfolio manager for PGI. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Bachelor’s degree in Economics from Northwestern University and her Master’s degree in Finance and Marketing from DePaul University.

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at Principal Global Investors. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from lowa State University.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi-sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal—REI’s address is
801 Grand Avenue, Des Moines, IA 50392.

Day-to-day
Account	Account Management

Real Estate Securities	Kelly D. Rush

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal - REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment

110	MANAGEMENT OF THE FUND

area of the firm since 1987. He earned a Bachelor’s degree in Finance from the University of lowa and an MBA in Business Administration. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience.

T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Day-to-day
Account	Account Management
LargeCap Blend II	Anna M. Dopkin
LargeCap Growth I	Robert W. Sharps

Anna M. Dopkin, CFA. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co-Director of U.S. Equity Research, and a member of the firm’s Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ms. Dopkin serves as a portfolio coordinator for the Account. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Account.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large-Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has also earned the Chartered Financial Analyst and Certified Public Accountant accreditations.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at
One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the
“Group”) of UBS AG.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Day-to-day
Account	Account Management

SmallCap Growth II	Paul A. Graham, Jr.
David N. Wabnik

Paul A. Graham, JR., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co-Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the

MANAGEMENT OF THE FUND	111

right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995.

Mr. Wabnik is Executive Director, Co-Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

Sub-Advisor: Westwood Management Corp. (“Westwood”), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
75201.

The day-to-day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Account’s assets are listed below; the list does not include all members of the investment team.

Day-to-day
Account	Account Management

LargeCap Value III	Susan M. Byrne
Mark R. Freeman
Scott D. Lawson
Jay K. Singhania
Kellie R. Stark

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Account. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Account. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Prior to joining Westwood, Mr. Lawson was an Assistant Portfolio Manager at Bank of America from 2000 to 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Account. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Account. Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA

112	MANAGEMENT OF THE FUND

Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Account. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into sub-sub-advisory agreements for various Accounts. Under these agreements, each sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Account’s assets. The sub-sub-advisor is paid a fee by PGI.

PGI is the sub-advisor for the Bond Account. Day-to-day management decisions concerning a portion of the Bond Account’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor.

Sub-Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life and an affiliate of Principal Global Investors LLC and a member of the Principal Financial
Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT
06905.

The day-to day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co-managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both a Bachelor’s degree in Industrial Relations and an MBA in Finance from Cornell University.

Duties of Principal and Sub-Advisors

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Account’s investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Account on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Accounts have multiple Sub-Advisors. For those Accounts, Principal determines the portion of the Account’s assets to be managed by the Sub-Advisors and may, from time-to-time, reallocate Account assets among the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment

MANAGEMENT OF THE FUND	113

performance, investment strategies, changes in each Sub-Advisor’s firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Account assets among Sub-Advisors will generally occur as a Sub-Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Account assets may be reallocated among Sub-Advisors.

Fees Paid to the Manager

Each Account pays Principal a fee for its services, which includes any fee Principal pays to the Account’s Sub-Advisor. The fee each Account paid (as a percentage of the Account’s average daily net assets) for the fiscal year ended December 31, 2008 was:

Asset Allocation Account	Money Market Account
Balanced Account	Mortgage Securities Account
Bond & Mortgage Securities Account	Principal LifeTime 2010 Account
Diversified International Account	Principal LifeTime 2020 Account
Equity Income Account	Principal LifeTime 2030 Account
Government & High Quality Bond Account	Principal LifeTime 2040 Account
Income Account	Principal LifeTime 2050 Account
International Emerging Markets Account	Principal LifeTime Strategic Income Account
International SmallCap Account	Real Estate Securities Account
LargeCap Blend Account II	SAM Balanced Portfolio
LargeCap Growth Account	SAM Conservative Balanced Portfolio
LargeCap Growth Account I	SAM Conservative Growth Portfolio
LargeCap S&P 500 Index Account	SAM Flexible Income Portfolio
LargeCap Value Account	SAM Strategic Growth Portfolio
LargeCap Value Account III	Short-Term Bond Account
MidCap Blend Account	Short-Term Income Account
MidCap Growth Account I	SmallCap Blend Account
MidCap Stock Account	SmallCap Growth Account II
MidCap Value Account II	SmallCap Value Account I
West Coast Equity Account

A discussion regarding the basis for the Board of Directors approving the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the annual report to shareholders for the fiscal year ended December 31, 2008.

Under an order received from the SEC, the Fund and Principal may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Account that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Account that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Account will rely on the order until it receives approval from its shareholders or, in the case of a new Account, the Account’s sole initial shareholder before the Account is available to the other purchasers, and the Account states in its prospectus that it intends to rely on the order.

The shareholders of each of the Accounts have approved the Account’s reliance on the order; however, only the Asset Allocation, LargeCap Blend II, LargeCap Growth I, LargeCap Value II, MidCap Growth I, MidCap Value II, SmallCap Growth II, and SmallCap Value I Accounts intend to rely on the order.

114	MANAGEMENT OF THE FUND

DISTRIBUTION PLAN AND ADDITIONAL INFORMATION REGARDING INTERMEDIARY COMPENSATION

The Fund has adopted a 12b-1 Plan for the Class 2 shares of some of the Accounts. Under the 12b-1 Plan, each Account may make payments from its assets attributable to the Class 2 shares to the Fund’s Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans will not automatically terminate for the Accounts that are closed to new investors or to additional purchases by existing shareholders. The Fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plan at the time the Board directs the implementation of the closure of the Account. Because Rule 12b-1 fees are ongoing fees, over time they will increase the cost of an investment in the Accounts and may cost more than paying other types of sales charges.

The maximum annualized Rule 12b-1 distribution and/or service fee (as a percentage of average daily net assets) for the Class 2 shares of each of the Accounts is 0.25% .

Payments to Investment Representatives and Their Firms. Financial intermediaries receive compensation from the Distributor and its affiliates for marketing, selling, and/or providing services to variable annuities and variable life insurance contracts that invest in the Accounts. Financial intermediaries also receive compensation for marketing, selling, and/or providing services to certain retirement plans that offer the Accounts as investment options. Financial intermediaries may include, among others, broker/dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Investment Representatives who deal with investors on an individual basis are typically associated with a financial intermediary. The Distributor and its affiliates may fund this compensation from various sources, including any Rule 12b-1 Plan fee that the Accounts pay to the Distributor. Individual Investment Representatives may receive some or all of the amounts paid to the financial intermediary with which he or she is associated.

Ongoing Payments. In the case of Class 2 shares, and pursuant to the Rule 12b-1 Plan applicable to the

Class 2 shares, the Distributor generally makes ongoing payments to your financial intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your indirect investment in the Accounts. In addition, the Distributor or the Advisor may make from its own resources ongoing payments to an insurance company of up to 0.25% of the average net assets of the Accounts held by the insurance company in its separate accounts. The payments are for administrative services and may be made with respect to either or both classes of shares of the Accounts.

Other Payments to Intermediaries. In addition to any commissions that may be paid at the time of sale, ongoing payments and the reimbursement of costs associated with education, training, and marketing efforts, conferences, seminars, due diligence trip expenses, ticket charges, and other general marketing expenses, some or all of which may be paid to financial intermediaries (and, in turn, to your Investment Representative), the Distributor and its affiliates, at their expense, currently provide additional payments to financial intermediaries that sell variable annuities and variable life insurance contracts that may be funded by shares of the Accounts, or may sell shares of the Accounts to retirement plans for distribution services. Although payments made to each qualifying financial intermediary in any given year may vary, such payments will generally not exceed 0.25% of the current year’s sales of applicable variable annuities and variable life insurance contracts that may be funded by account shares, or 0.25% of the current year’s sales of Account shares to retirement plans by that financial intermediary.

A number of factors are considered in determining the amount of these additional payments, including each financial intermediary’s Fund sales, assets, and redemption rates of applicable variable annuities, variable life insurance contracts, and retirement plans as well as the willingness and ability of the financial intermediary to give the Distributor access to its Investment Representatives for educational and marketing purposes. In some cases, financial intermediaries will include applicable variable annuities, variable life insurance contracts, and Account shares in retirement plans on a “preferred list.” The Distributor’s goals include making the Investment Representatives who interact with current and prospective investors and shareholders more knowledgeable about the Accounts so that they can provide suitable information and advice about the Accounts and related investor services. Additionally, the Distributor may provide payments to reimburse directly or indirectly the costs incurred by these financial intermediaries and their associated Investment Representatives in connection with educational seminars and training and marketing

DISTRIBUTION PLAN AND ADDITIONAL INFORMATION	115

efforts related to Accounts for the firms’ employees and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor may also provide payment or reimbursement for expenses associated with qualifying dealers’ conferences, ticket charges, and general marketing expenses.

In December 2006, Principal purchased Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.) and its two subsidiaries, Principal Funds Distributor, Inc. (formerly known as WM Funds Distributor, Inc.) and Principal Shareholder Services, Inc. (formerly known as WM Shareholder Services, Inc.) from New American Capital, Inc. (“New American”) and its parent company Washington Mutual, Inc. (“WaMu”) (the “Transaction”). In connection with the Transaction, New American agreed to make payments to Principal with respect to each of the first four years following the closing of the Transaction. New American must make such payments to Principal if the aggregate fees Principal and its affiliates earn from Principal-sponsored mutual funds and other financial instruments such as annuities (the “Principal Products”) that WaMu and its affiliates (including WaMu Investments, a broker-dealer subsidiary of WaMu) sell fall below certain specified amounts during any of the four years following the closing of the Transaction. The agreement between Principal and New American could result in New American paying Principal a maximum of $30 million with respect to each year in the four-year period. As a result, WaMu Investments (and/or its affiliates) will have an additional incentive to sell Principal Products following the closing of the Transaction.

If one mutual fund sponsor makes greater distribution assistance payments than another, your Investment Representative and his or her financial intermediary may have an incentive to recommend one variable annuity, variable life insurance policy or mutual fund over another.

Please speak with your Investment Representative to learn more about the total amounts paid to your Investment Representative and his or her financial intermediary by the Accounts, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Investment Representative at the time of purchase.

As of the date of this prospectus, the Distributor anticipates that the firms that will receive additional payments for distribution of the applicable variable annuities and variable life insurance contracts that include shares of the Accounts as investment options, or for the distribution of the Accounts to retirement plans (other than commissions paid at the time of sale, ongoing payments, and the reimbursement of cost associated with education, training and marketing efforts, conferences, ticket charges, and other general marketing expenses) include:

Advantage Capital Corporation	Mutual Service Corporation
A.G. Edwards & Sons, Inc.	NFP Securities, Inc.
AIG Advisors, Inc.	Oppenheimer & Co., Inc.
American Portfolios Financial Services, Inc.	ProEquities, Inc.
Associated Financial Group, Inc.	Prospera Financial Services, Inc.
Commonwealth Financial Network	Royal Alliance Associates, Inc.
FFP Securities, Inc.	Securities America, Inc.
FSC Securities Corporation	Triad Advisors, Inc.
G.A. Repple & Company	United Planners’ Financial Services of America
H. Beck, Inc.	Waterstone Financial Group, Inc.
Investacorp, Inc.	WaMu Investments
Investment Advisors & Consultants, Inc.
Jefferson Pilot Securities Corporation
McDonald Investments, Inc.

To obtain a current list of such firms, call 1-800-222-5852.

Although an Account’s sub-advisor may use brokers who sell shares of the Accounts to effect portfolio transactions, the sale of Account shares is not considered as a factor when selecting brokers to effect portfolio transactions. The Fund has adopted procedures to ensure that the sale of account shares is not considered when selecting brokers to effect portfolio transactions.

116	DISTRIBUTION PLAN AND ADDITIONAL INFORMATION

Your Contract or retirement plan may impose other charges and expenses, some of which may also be used in connection with the sale of such contracts in addition to those described in this Prospectus. The amount and applicability of any such fee are determined and disclosed separately within the prospectus for your insurance contract. Your financial intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee are determined and disclosed separately by the financial intermediary. You should ask your Investment Representative for information about any fees and/or commissions that are charged.

DISTRIBUTION PLAN AND ADDITIONAL INFORMATION	117

GENERAL INFORMATION ABOUT AN ACCOUNT

Frequent Trading and Market Timing (Abusive Trading Practices)

The Accounts are not designed for, and do not knowingly accommodate, frequent purchases and redemptions (“excessive trading”) of Account shares by investors. If you intend to trade frequently and/or use market timing investment strategies, do not purchase shares of these Accounts.

Frequent purchases and redemptions pose a risk to the Accounts because they may:

Disrupt the management of the Accounts by:
forcing the Account to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Account and causing unplanned portfolio turnover;
Hurt the portfolio performance of the Account; and
Increase expenses of the Account due to:
increased broker-dealer commissions and
increased recordkeeping and related costs.
we are not able to identify such excessive trading practices, the Accounts may be negatively impacted and may cause investors to suffer the harms described. The potential negative impact and harms of undetected excessive trading in shares of the underlying Accounts in which the Principal LifeTime Accounts or Strategic Asset Management Portfolios invest could flow through to the Principal LifeTime Accounts and Strategic Asset Management Portfolios as they would for any fund shareholder.

Certain Accounts may be at greater risk of harm due to frequent purchase and redemptions. For example, those Accounts that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage. This risk is particularly relevant to the Diversified International, International Emerging Markets, and International SmallCap Accounts. The Fund has adopted fair valuation procedures to be used in the case of significant events, including broad market movements, occurring after the close of a foreign market in which securities are traded. The procedures will be followed if the Manager believes the events will impact the value of the foreign securities. These procedures are intended to discourage market timing transactions in shares of the Accounts.

As the Accounts are only available through variable annuity or variable life contracts or to qualified retirement plans, the Fund must rely on the insurance company that issues the contract, or the trustees or administrators of qualified retirement plans, (“intermediary”) to monitor customer trading activity to identify and take action against excessive trading. There can be no certainty that the intermediary will identify and prevent excessive trading in all instances. When an intermediary identifies excessive trading, it will act to curtail such trading in a fair and uniform manner. If an intermediary is unable to identify such abusive trading practices, the abuses described above may negatively impact the Accounts.

If an intermediary, or the Fund, deems excessive trading practices to be occurring, it will take action that may include, but is not limited to:

Rejecting exchange instructions from a shareholder or other person authorized by the shareholder to direct exchanges;
Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by
1st	class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier, or by telephone;
Limiting the dollar amount of an exchange and/or the number of exchanges during a year;
Requiring a holding period of a minimum of 30 days before permitting exchanges among the Accounts where there
is	evidence of at least one round-trip exchange (exchange or redemption of shares that were purchased within
30	days of the exchange/redemption); and
Taking such other action as directed by the Fund.

The Fund Board of Directors has found the imposition of a redemption fee with respect to redemptions from Class 1 and Class 2 shares of the Accounts is neither necessary nor appropriate in light of measures taken by intermediaries through which such shares are currently available. Each intermediary’s excessive trading policies and procedures will

118	GENERAL INFORMATION ABOUT AN ACCOUNT

be reviewed by Fund management prior to making shares of the Fund available through such intermediary to determine whether, in management’s opinion, such procedures are reasonably designed to prevent excessive trading in Fund shares.

The Fund has reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, the intermediary will reverse an exchange (within one business day of the exchange) and return the account holdings to the positions held prior to the exchange. The intermediary will give you notice in writing in this instance.

Eligible Purchasers

Only certain eligible purchasers may buy shares of the Accounts. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates, 3) trustees of other managers of any qualified profit sharing, incentive, or bonus plan established by Principal Life or Washington Mutual Life Insurance Company, or any subsidiary or affiliate of such company, for employees of such company, subsidiary, or affiliate. Such trustees or managers may buy Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of eligible purchaser.

Each Account serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life and by other insurance companies as well as for certain qualified plans. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts, variable annuity separate accounts, and qualified plan investors to invest in the Accounts at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Fund’s Board of Directors monitors events in order to identify any material conflicts between such policy owners, contract holders, and qualified plan investors. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in Federal income tax law, 3) changes in the investment management of an Account, or 4) differences in voting instructions between those given by policy owners, those given by contract holders, and those given by qualified plan investors. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Account shares by one or more of the separate accounts or qualified plans, which could have adverse consequences.

Principal may recommend to the Board, and the Board may elect, to close certain accounts to new investors or close certain accounts to new and existing investors. Effective the close of business on November 18, 2007, the SmallCap Blend Account (the “Account”) closed to new investors. Those Account shareholders on November 18, 2007 may, however, continue to purchase shares in fund accounts in existence at that time.

Shareholder Rights

Each shareholder of an Account is eligible to vote, either in person or by proxy, at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent auditors, and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets, and redemption. Shares are fully paid, non-assessable, and have no preemptive or conversion rights. Shares of an Account are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of all Account shareholders.

The bylaws of the Fund also provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the 1940 Act: election of directors, approval of an investment advisory agreement, ratification of the selection of independent auditors, and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.

Shareholder inquiries should be directed to: Principal Variable Contracts Fund, Inc., Principal Financial Group, Des Moines, IA 50392.

GENERAL INFORMATION ABOUT AN ACCOUNT	119

Principal Life votes each Account’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Account’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.

Purchase of Account Shares

Shares are purchased from the Distributor, the Fund’s principal underwriter (“Distributor”). There are no sales charges on shares of the Accounts, however, your variable contract may impose a charge. There are no restrictions on amounts to be invested in shares of the Accounts.

The Accounts may, at their discretion and under certain limited circumstances, accept securities as payment for Account shares at the applicable NAV. Each Account will value securities used to purchase its shares using the same method the Account uses to value its portfolio securities as described in this prospectus.

Shareholder accounts for each Account are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Account as evidence of ownership of Account shares. Share certificates are not issued.

Sale of Account Shares

This section applies to eligible purchasers other than the separate accounts of Principal Life and its subsidiaries.

Each Account sells its shares upon request. There is no charge for the sale. A shareholder sends a written request to the Account requesting the sale of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholder, the Account does not require a signature guarantee. If payment is to be made to another party, the shareholder’s signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. Shares are redeemed at the net asset value per share next computed after the request is received by the Account in proper and complete form.

Sale proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for reasons other than weekends and holidays or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.

If payments are delayed and the instruction is not canceled by the shareholder’s written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.

In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.

120	GENERAL INFORMATION ABOUT AN ACCOUNT

Distributions in Kind. The Fund may determine that it would be detrimental to the remaining shareholders of an Account to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the accounts may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Account’s portfolio in lieu of cash provided the shareholder to whom such distribution is made was invested in such securities. If an Account pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Account will value securities used to pay redemptions in kind using the same method the Account uses to value its portfolio securities as described in this prospectus.

Restricted Transfers

Shares of each of the Accounts may be transferred to an eligible purchaser. However, if an Account is requested to transfer shares to other than an eligible purchaser, the Account has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Account must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven-day period.

Financial Statements

You will receive an annual financial statement for the Fund, audited by the Fund’s independent registered public accounting firm, Ernst & Young LLP. You will also receive a semiannual financial statement that is unaudited.

TAX INFORMATION

The Fund intends to comply with applicable variable asset diversification regulations. If the Fund fails to comply with such regulations, contracts invested in the Fund will not be treated as annuity, endowment, or life insurance contracts under the Internal Revenue Code.

Contract owners should review the applicable contract prospectus for information concerning the federal income tax treatment of their contracts and distributions from the Fund to the separate accounts.

Contract owners are urged to consult their tax advisors regarding the status of their contracts under state and local tax laws.

TAX INFORMATION	121

FINANCIAL HIGHLIGHTS

The financial highlights table for each Account is intended to help you understand the Account’s financial performance for the past 5 years (or since inception, if shorter). Certain information reflects financial results for a single Account share. The total returns in the table for each Account represent the rate that an investor would have earned, or lost, on an investment in the Account (assuming reinvestment of all dividends and distributions), but do not reflect insurance-related charges and expenses which, if included, would have lowered the performance shown.

To be filed by amendment.

122	FINANCIAL HIGHLIGHTS

APPENDIX A SUMMARY OF PRINCIPAL RISKS

The value of your investment in an Account changes with the value of the investments held by that Account. Many factors affect that value, and it is possible that you may lose money by investing in the Accounts. Factors that may adversely affect a particular Account as a whole are called “principal risks.” The principal risks of investing in the Accounts are stated above as to each Account in the Account’s description. Each of these risks is summarized below. The first four risks described below - liquidity risk, management risk, market risk, and securities lending risk - apply to all the Accounts (except that liquidity risk and securities lending risk do not apply to the Money market Account). The remaining risks apply to certain of the Accounts as described previously. Additional information about the Accounts, their investments, and the related risks is located under “Certain Investment Strategies and Related Risks” and in the Statement of Additional Information.

Risks Common to All of the Accounts

Liquidity Risk

An Account is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the account’s ability to sell particular securities or close derivative positions at an advantageous price. Accounts with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. This risk applies to all Accounts except the Money Market Account.

Management Risk

Each of the Accounts is actively managed by its investment advisor or sub-advisor(s). The performance of an Account that is actively managed will reflect in part the ability of the advisor or sub-advisor(s) to make investment decisions that are suited to achieving the Account’s investment objective. If the advisor’s or sub-advisor(s)’ strategies do not perform as expected, an Account could underperform other mutual funds with similar investment objectives or lose money.

Market Risk

The value of an Account’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Account’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the Account.

Securities Lending Risk

To earn additional income, the Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Additional Risks Applicable to Certain Accounts

Active Trading Risk

An Account that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the Account’s brokerage costs, accelerate the realization of taxable gains and adversely impact fund performance.

Credit and Counterparty Risk

The issuer or guarantor of a fixed income security or other obligation, counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities may be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

APPENDIX A	123

Derivatives Risk

Derivatives are investments whose values depend on or are derived from other securities or indices. An Account’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered riskier than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk

Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Equity Securities Risk

Equity securities include common, preferred and convertible preferred stocks, and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by an Account could decline if the financial condition of the companies in which the Account invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk

Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar-denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Exchange Rate Risk

Because foreign securities are generally denominated in foreign currencies, the value of the net assets of an Account as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Accounts are authorized to enter into certain foreign currency exchange transactions. In addition, the Accounts’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange-Traded Funds ("ETFs") Risk

To the extent that an Account invests in ETFs, the Account will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Account's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Account. Accordingly, the Account's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Account expenses.

Fixed-Income Securities Risk

Fixed-income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after an Account has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Account’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by an Account may be

124	APPENDIX A

affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk

Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect an Account’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Geographic Concentration Risk

Accounts that invest significant portions of their assets in concentrated geographic areas such as a particular state or region of the U.S. have more exposure to local or regional economic risks than funds that invest more broadly.

Growth Stock Risk

Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. An Account’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk

Fixed-income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed-income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed-income securities. High yield securities are considered speculative by the major credit rating agencies.

Initial Public Offerings (“IPOs”) Risk

There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly-public companies have fluctuated in significant amounts over short periods of time. An Account cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Investment Company Securities Risk

Certain funds invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including investment advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

Market Segment Risk

Accounts are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  Mid Cap: Account’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  Large Cap: Account’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.
  Small Cap: Account’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

APPENDIX A	125

Master Limited Partnership ("MLP") Risk

MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the "SEC") and are freely traded on a securities exchange or in the over-the-counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid Cap Stock Risk

Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Municipal Securities Risk

Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of Accounts investing in such securities. Accounts that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such Accounts’ investments would likely decline.

Non-Diversification Risk

An Account that is non-diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified Accounts. The less diversified an Account’s holdings are, the more a specific stock’s poor performance is likely to affect the Account’s performance.

Portfolio Duration Risk

Portfolio duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security’s price to changes in interest rates. An Account with a longer average portfolio duration will be more sensitive to changes in interest rates than an Account with a shorter average portfolio duration.

Prepayment Risk

Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of an Account.

Real Estate Securities Risk

Real estate investment trusts ("REITs") or other real estate-related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));

126	APPENDIX A

  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax-free pass-through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Account. Accordingly, the Account's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Account expenses.

Royalty Trust Risk

An Account may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Account's investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts' operating expenses, in addition to paying Account expenses.

Sector Risk

When an Account’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Accounts concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. An Account that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and others factors affecting that industry or sector.

Small Company Risk

Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk

The Principal LifeTime Accounts and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in underlying funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expenses for that fund.

Principal is the advisor to the Principal LifeTime Accounts, SAM Portfolios, and each of the underlying funds. Principal Global Investors, LLC (“PGI”) is Sub-Advisor to the Principal LifeTime Accounts and Edge Asset Management, Inc. (“Edge”) is the Sub-Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub-Advisor to some or all of the underlying Accounts. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

APPENDIX A	127

The following tables show the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Accounts as of December 31, 2008.

PRINCIPAL LIFETIME ACCOUNTS

Principal
	Principal	Principal	Principal	Principal	Principal	Lifetime
	LifeTime	LifeTime	LifeTime	LifeTime	Lifetime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Account	Account	Account	Account	Account	Account	Total

The table below shows the percentage of outstanding shares of the Underlying Funds owned by the Portfolios as of December 31, 2008:

SAM PORTFOLIOS

		SAM	SAM	SAM	SAM
	SAM	Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

128	APPENDIX A

U. S. Government Securities Risk
U. S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed-

income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of an Account’s securities do not affect interest income on securities already held by the Account but are reflected in the Account’s price per share. Since the magnitude of these fluctuations generally is greater at times when an Account’s average maturity is longer, under certain market conditions an Account may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk

An Account may invest in debt and mortgage-backed securities issued by government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk

An Account’s investments in value stocks carry the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. An Account’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

APPENDIX A	129

APPENDIX B

DEFINITIONS OF THE INDICES REFERENCED IN THIS PROSPECTUS

The performance table included in the prospectus provides performance information of an index and an average of the performance of a group of mutual funds with a similar investment objective and management style. These are described in this appendix. An investment cannot be made directly in the index and the index’s performance figures do not include any commissions or sales charges that would be paid by investors purchasing the securities represented by the index.

Citigroup Broad Market (BMI) Global ex-Us Index is a float-weighted, rules-based benchmark of the institutionally investable universe of all companies (excluding companies domiciled in the U.S.) with an available free float market cap of US $100 million and above.

Citigroup Broad Investment-Grade Bond Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, and includes institutionally traded U.S. Treasury, government-sponsored, mortgage-backed, asset-backed, and investment-grade securities.

Citigroup Broad Investment-Grade Credit 1-3 Years Index measures the performance of bonds, including U.S. and non-U.S. corporate securities and non-U.S. sovereign and provincial securities, with maturities between 1 and 3 years. Indices are unmanaged and individuals cannot invest directly in an index. Index performance information reflects no deduction for fees, expenses, or taxes.

CITI Group Extended Market Index (EMI) World ex-US is an unmanaged index of the stock returns of the smallest 20% of companies of each individual country included in the index.

Citigroup Mortgage Index represents the mortgage-backed securities component of Citigroup’s Broad Investment-Grade Bond Index. It consists of 30- and 15-year agency-issued (Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), and Federal Home Loan Mortgage Corporation (“FHLMC”)) pass-through securities as well as FNMA and FHLMC balloon mortgages.

Lehman Brothers Aggregate Bond Index is an unmanaged index of domestic, taxable fixed-income securities. The index covers the U.S. investment-grade bond market, with components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Lehman Brothers Mutual Fund 1-3 Government/Credit Bond Index represents a combination of the Government and Corporate Bond indices with maturities between one and three years.

Lehman Brothers Government/Mortgage Index is a combination of the unmanaged Lehman Government Index and the unmanaged Lehman Mortgage Backed Securities (MBS) Index. The Lehman Government Index includes all Government Bonds including, but not limited to, U.S. Treasury bonds and government-sponsored agency securities, with no maturity restrictions. The MBS Index includes all securitized mortgage pools by GNMA, FNMA, and FHLMC.

Lehman Brothers U.S. Treasury Bellwethers 3 Month Index is composed of public obligations of the U.S. Treasury with a maturity of three months.

Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Ex-Us is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance of developed and emerging market countries excluding the US.

Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, And Far East) Index is an unmanaged index that measures the stock returns of companies in developed economies outside of North America.

130	APPENDIX B

Morgan Stanley Capital International (MSCI) EMF (Emerging Markets Free) Index is an unmanaged index that measures the stock returns of companies in 26 developing countries.

Morgan Stanley Capital International (MSCI) US REIT Index is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.

Morningstar Conservative Allocation Category Average is an average of the net asset value (NAV) returns of domestic mutual funds with 20-50% invested in equities and 50-80% invested in fixed income and cash.

Morningstar Diversified Emerging Markets Category Average is an average of the net asset value (NAV) returns of diversified emerging-markets mutual funds which invest in companies in developing nations.

Morningstar Foreign Large Blend Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in a variety of large international stocks. Large-cap foreign stocks have market capitalizations greater than $5 billion. The blend style is assigned to funds where neither growth nor value characteristics predominate.

Morningstar Foreign Small/Mid Growth Category Average is an average of the net asset value (NAV) returns of mutual funds that seek capital appreciation by investing in small- and mid-sized international stocks that are growth-oriented. Small-cap and mid-cap stocks have market capitalizations less than $5 billion. Growth is defined based on high price-to-book and price-to-cash flow ratios, relative to the MSCI EAFE index.

Morningstar Intermediate Government Category Average is an average of net asset value (NAV) returns of mutual funds that devote at least 90% of their bond holdings to government issues. These mutual funds have, on average, durations between 3.5 and 6 years.

Morningstar Intermediate-Term Bond Category Average is an average of net asset value (NAV) returns of bond mutual funds that have average durations that are greater than 3.5 years and less than 6 years.

Morningstar Large Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Large Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in large companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Large Value Category Average is an average of net asset value (NAV) returns of mutual funds that focus on large companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay above-average dividends. They also generally have more stable stock prices.

Morningstar Mid-Cap Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on mid-size companies that are fairly representative of the overall stock market in terms of valuation. They tend to invest across the spectrum of U.S. industries.

Morningstar Mid-Cap Growth Category Average is an average of net asset value (NAV) returns of mutual funds that typically focus on mid-size companies that are projected to grow faster than average. Many of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Mid-Cap Value Category Average is an average of net asset value (NAV) returns of mid-cap value mutual funds that buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.

APPENDIX B	131

Morningstar Moderate Allocation Category Average is an average of the net asset value (NAV) returns of mutual funds with 50-70% invested in equities and the remainder invested in fixed income and cash.

Morningstar Short-Term Bond Category Average is an average of net asset value (NAV) returns of mutual funds that invest in a variety of bonds, from the most creditworthy, such as Treasury bonds, to mortgages and corporates, and on rare occasions, even more speculative high-yield and emerging markets debt which have durations between 1 and 3.5 years.

Morningstar Short Government Category Average. Short-government portfolios have at least 90% of their bond holdings in bonds backed by the U.S. government or by government-linked agencies. This backing minimizes the credit risk of these portfolios, as the U.S. government is unlikely to default on its debt. These portfolios have durations between one and 3.5 years (or, if duration is unavailable, average effective maturities between one and four years), so they have relatively less sensitivity to interest rates, and thus low risk potential.

Morningstar Small Blend Category Average is an average of net asset value (NAV) returns of mutual funds that focus on small companies that are fairly representative of the overall stock market in terms of valuations.

Morningstar Small Growth Category Average is an average of net asset value (NAV) returns of mutual funds that invest in small companies that are projected to grow faster than average. Most of these mutual funds focus on companies in rapidly-expanding industries.

Morningstar Small Value Category Average is an average of net asset value (NAV) returns of small-cap value mutual funds that invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.

Morningstar Specialty - Real Estate Category Average is an average of net asset value (NAV) returns of mutual funds that invest primarily in real estate investment trusts (REITs) of various types. The performance of these mutual funds is less connected to the overall market than most other types of stock funds.

Morningstar Target Date Category portfolios provide diversified exposure to stocks, bonds, and cash for those investors who have a specific date in mind for retirement or another goal. These portfolios aim to provide investors with an optimal level of return and risk, based solely on the target date. These portfolios get more conservative as the goal date approaches by investing more in bonds and cash. Investment managers structure these portfolios differently; two funds with the same goal year may have different allocations to equities and therefore different levels of return and risk.

Principal LifeTime 2010 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2010 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2020 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2020 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2030 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2030 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime 2040 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2040 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

132	APPENDIX B

Principal LifeTime 2050 Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime 2050 portfolio. The index weightings adjust over time as the portfolio changes to become gradually more conservative.

Principal LifeTime Strategic Income Blended Index is composed of underlying indexes that represent the target asset allocation weights of the Principal LifeTime Strategic Income portfolio.

Russell 1000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are large.

Russell 1000 Value Index is an unmanaged index that measures the investment returns of stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Companies included are large.

Russell 2000 Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Companies included are medium-size to small.

Russell 2000 Index is an unmanaged index that measures the investment returns of the 2,000 smallest stocks in the Russell 3000 Index. Companies included are medium-size to small.

Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Index is an unmanaged index that is the combination of Russell 1000 Index and the Russell 2000 Index.

Russell Midcap Index is an unmanaged index that measures the investment returns of the 800 smallest stocks in the Russell 1000 Index.

Russell Midcap Growth Index is an unmanaged index that measures the investment returns of stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth rates.

Russell Midcap Value Index is an unmanaged market-capitalization-weighted index that measures the performance of those Russell Midcap companies with lower price-to-book value ratios and lower forecasted growth values.

S&P Midcap 400 Index is an unmanaged index that includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.

S&P 500 Stock Index (S&P 500) is an unmanaged index of 500 widely-held stocks often used as a proxy for the domestic stock market. Included are the stocks of industrial, financial, utility, and transportation companies.

S&P 500/Citigroup Value Index is a float-adjusted market-capitalization-weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 that have been identified as being on the value end of the growth-value spectrum. Until December 16, 2005, when Standard & Poor’s changed the name of the index and its calculation methodology, the index was called the S&P 500/Barra Value Index.

©2009 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

APPENDIX B	133

APPENDIX C Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

134	APPENDIX C

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I. Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II. Nature of and provisions of the obligation;

III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal.
Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC:	Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

APPENDIX C	135

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers1, 2, and 3 to indicate the relative degree of safety.

A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.

A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

136	APPENDIX C

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated ___________________, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semi-annual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its annual and semi-annual reports and Statement of Additional Information available, free of charge, on www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-852-4450.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Accounts. There can be no assurance that the Money Market Account will be able to maintain a stable share price of $1.00 per share.

Shares of the Accounts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Accounts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Variable Contracts Fund, Inc. SEC File 811-01944

ADDITIONAL INFORMATION	137

PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(THE “FUND”)
Statement of Additional Information
dated __________________________

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund’s prospectuses. The Fund’s prospectuses, dated _____________________, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund’s prospectus.
For a free copy of the current prospectus or a semi-annual or annual report, call 1-800-852-4450 or write:
Principal Variable Contracts Funds, Inc.
P. O. Box 8024
Boston, MA 02266-8024

TABLE OF CONTENTS
Fund History	3
Description of the Fund’s Investments and Risks	4
Management	23
Control Person’s and Principal Holders of Securities	30
Investment Advisory and Other Services	54
Cost of Manager’s Services	57
Brokerage Allocation and Other Practices	65
Pricing of Fund Shares	81
Multiple Class Structure	82
Tax Status	84
Portfolio Holdings Disclosure	85
Proxy Voting Policies and Procedures	86
General Information	86
Financial Statements	88
Disclosure Regarding Portfolio Managers
Appendix A - Description of Bond Ratings	89
Appendix B - Proxy Voting Policies	92

FUND HISTORY

The Principal Variable Contracts Fund, Inc. (the “Fund”) is a registered, open-end management investment company, commonly called a mutual fund. It was organized on May 27, 1997 as a Maryland corporation. The Articles of Incorporation have been amended as follows:

  February 13, 1998 to add the International SmallCap, MidCap Growth, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities Accounts.
  February 1, 1999 to add the MidCap Value and Stock Index 500 Accounts.
  July 27, 2000 to add the International Emerging Markets, LargeCap Growth Equity, and MidCap Growth Equity Accounts and change the name of the Stock Index 500 Account to the LargeCap Stock Index Account.
  May 1, 2001 to change the name of the Aggressive Growth Account to the Equity Growth Account.
  February 1, 2002 to add the LargeCap Blend and LargeCap Value Accounts.
  February 4, 2003 to add the Limited Term Bond Account.
  March 1, 2004 to change the name of the Real Estate Account to Real Estate Securities Account and the Utilities Account to the Equity Income Account.
  October 12, 2004 to add the Equity Value, LifeTime 2010, LifeTime 2020, LifeTime 2030, LifeTime 2040, LifeTime 2050, and LifeTime Strategic Income Accounts.
  April 11, 2005 to change the name of the International Account to Diversified International Account.
  September 30, 2005 to change the name of the Government Securities Account to Government & High Quality Bond Account and to change the name of the Limited Term Bond Account to Short-Term Bond Account.
  October 2, 2006 to rename the existing share class of each series of the Corporation as Class 1 shares, to add Class 2 shares to the Diversified International, Growth, LargeCap Blend, Money Market, Real Estate Securities, SmallCap Growth, and SmallCap Value series; to add the Equity Income I, Income, MidCap Stock, Mortgage Securities, Short-Term Income, Strategic Asset Management Balanced Portfolio, Strategic Asset Management Conservative Balanced Portfolio, Strategic Asset Management Conservative Growth Portfolio, Strategic Asset Management Flexible Income Portfolio, Strategic Asset Management Strategic Growth Portfolio, and West Coast Equity series, to the Corporation, and add Class 1 and Class 2 shares for each such series.

Each of the Accounts offers Class 1 shares. The following Accounts also offer Class 2 shares:

Diversified International	Short-Term Income
Equity Income I	SmallCap Growth
Growth	SmallCap Value
Income	SAM Balanced Portfolio
LargeCap Blend	SAM Conservative Balanced Portfolio
MidCap Stock	SAM Conservative Growth Portfolio
Money Market	SAM Flexible Income Portfolio
Mortgage Securities	SAM Strategic Growth Portfolio
Real Estate Securities	West Coast Equity

  On May 17, 2008, to change the name of Principal Variable Contracts Fund, Inc. to Principal Variable Contracts Funds, Inc. and to change the names of the following Accounts:

Former Name	New Name
Bond Account	Bond & Mortgage Securities Account
Capital Value Account	LargeCap Value Account
Equity Growth Account	LargeCap Growth Account I
Equity Income Account I	Equity Income Account
Equity Value Account	LargeCap Value Account II
Growth Account	LargeCap Growth Account
LargeCap Blend Account	LargeCap Blend Account II
LargeCap Stock Index Account	LargeCap S&P 500 Index Account
LargeCap Value Account	LargeCap Value Account III
MidCap Account	MidCap Blend Account
MidCap Growth Account	MidCap Growth Account I
MidCap Value Account	MidCap Value Account II
SmallCap Account	SmallCap Blend Account
SmallCap Growth Account	SmallCap Growth Account II
SmallCap Value Account	SmallCap Value Account I

DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS

Fund Policies

The investment objectives, investment strategies and the main risks of each Account are described in the Prospectus. This Statement of Additional Information contains supplemental information about those strategies and risks and the types of securities the Sub-Advisor can select for each Account. Additional information is also provided about the strategies that the Account may use to try to achieve its objective.

The composition of each Account and the techniques and strategies that the Sub-Advisor may use in selecting securities will vary over time. An Account is not required to use all of the investment techniques and strategies available to it in seeking its goals.

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.

The investment objective of each Account and, except as described below as “Fundamental Restrictions,” the investment strategies described in this Statement of Additional Information and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Account. The Investment Company Act of 1940, as amended, (“1940 Act”) provides that “a vote of a majority of the outstanding voting securities” of an Account means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Account shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately. Shares of all classes of an Account will vote together as a single class except when otherwise required by law or as determined by the Board of Directors.

With the exception of the diversification test required by the Internal Revenue Code, the Accounts will not consider collateral held in connection with securities lending activities when applying any of the following fundamental restrictions or any other investment restriction set forth in each Account’s prospectus or Statement of Additional Information.

Fundamental Restrictions

Each of the following numbered restrictions for the Accounts and the Strategic Asset Management Portfolios is a matter of fundamental policy and may not be changed without shareholder approval. Except as noted below, each of the Accounts and Strategic Asset Management Portfolios may not:

1)	Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.
2)	Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.
3)	Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.
4)	Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.
5)	Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.
6)	Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account. This restriction does not apply to the Principal LifeTime Accounts, the Strategic Asset Management Portfolios, or the Real Estate Securities Account.
7)	Act as an underwriter of securities, except to the extent that the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.
8)	Concentrate its investments in any particular industry, except that the Account may invest up to 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Account except to the extent that the related Index also is so concentrated. This restriction does not apply to the Real Estate Securities Account.
9)	Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions

Each of the Accounts, except the Principal LifeTime Accounts and the Strategic Asset Management Portfolios, has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s present policy to:

1)	Invest more than 15% (10% in the case of the Money Market Account) of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.
2)	Pledge, mortgage, or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.
3)	Invest in companies for the purpose of exercising control or management.
4)	Invest more than 25% of its assets in foreign securities, except that the Diversified International, International Emerging Markets, International SmallCap, and Money Market Accounts each may invest up to 100% of its assets in foreign securities. The LargeCap S&P 500 Index Account may invest in foreign securities to the extent that the relevant index is so invested. The Government & High Quality Bond Account and Mortgage Securities Account may not invest in foreign securities.
5)	Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Account).
6)	Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer’s commission or profit, other than a customary broker’s commission, is involved.

Each Account (except Asset Allocation, Balanced, LargeCap Value, Diversified International, Income, International Emerging Markets, LargeCap Growth, and Short-Term Income) has also adopted the non-fundamental restriction, pursuant to SEC Rule 35d-1, which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.

Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account’s and each Strategic Asset Management Portfolio’s present policy to:

1)	Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.
2)	Invest in companies for the purpose of exercising control or management.

Investment Strategies and Risks

Restricted Securities

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, an Account may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Account might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Accounts (except the Money Market Account) has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities up to 15% of its net assets (or, in the case of the Money Market Account, 10%). The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.

Foreign Securities

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of an Account’s assets is not invested and is earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political, or social instability, or diplomatic developments that could affect an Account’s investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation, or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for an Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to an Account’s investors.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account’s portfolio. The Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts

Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Accounts that may invest in foreign securities may invest in:

  American Depositary Receipts (“ADRs”) - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
  European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less

[FundNameFooter]	DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS	7
www.principal.com

information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.

Securities of Smaller Companies

The Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Account that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of an Account that invests solely in larger company stocks.

Unseasoned Issuers

The Accounts may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies’ growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts The Accounts may each engage in the practices described under this heading.

  Spread Transactions. Each Account may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in segregated accounts either with the Account’s custodian or on the Account’s records. The Accounts do not consider a security covered by a spread option to be “pledged” as that term is used in the Account’s policy limiting the pledging or mortgaging of assets.
  Options on Securities and Securities Indices. Each Account may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Account invests. The Accounts may engage in these transactions to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase, or to generate additional revenue.
  Writing Covered Call and Put Options. When an Account writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option the right to sell to the Account a specific security at a specified price at any time before the option expires. In both situations, the Account receives a premium from the purchaser of the option.
  The premium received by an Account reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise. The Accounts write only covered options and comply with applicable regulatory and exchange cover requirements. The Accounts usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Account deposits and maintains with its custodian or segregates on the Account’s records, cash, or other liquid assets with a value at least equal to the exercise price of the option. Once an Account has written an option, it may terminate its obligation before the option is exercised. The Account executes a closing transaction by purchasing an option of the same series as the option previously written. The Account has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.
  Purchasing Call and Put Options. When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Account is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid, and transaction costs.
  When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.
  Once an Account purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.
  Options on Securities Indices. Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When an Account writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.
  Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Accounts generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If an Account is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An Account’s ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

• Futures Contracts and Options on Futures Contracts. Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts, and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission. Through the purchase and sale of futures contracts and related options, an Account may seek to hedge against a decline in the value of securities owned by the Account or an increase in the price of securities that the Account plans to purchase. Each Account may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market. Each Account may enter into futures contracts and related options transactions both for hedging and non-hedging purposes.

• Futures Contracts. When an Account sells a futures contract based on a financial instrument, the Account is obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Accounts usually liquidate futures contracts on financial instruments, by entering into an offsetting transaction before the settlement date, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.

A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).

When an Account purchases or sells a futures contract, it pays a commission to the futures commission merchant through which the Account executes the transaction. When entering into a futures transaction, the Account does not pay the execution price, as it does when it purchases a security, or a premium, as it does when it purchases an option. Instead, the Account deposits an amount of cash or other liquid assets (generally about 5% of the futures contract amount) with its futures commission merchant. This amount is known as “initial margin.” In contrast to the use of margin account to purchase securities, the Account’s deposit of margin does not constitute the borrowing of money to finance the transaction in the futures contract. The initial margin represents a good faith deposit that helps assure the Account’s performance of the transaction. The futures commission merchant returns the initial margin to the Account upon termination of the futures contract if the Account has satisfied all its contractual obligations.

Subsequent payments to and from the futures commission merchant, known as “variation margin,” are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as “marking to market.”
The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Account realizes a loss or gain.

In using futures contracts, the Account may seek to establish more certainly, than would otherwise be possible, the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An
Account, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Account’s debt securities decline in value and thereby keeps the Account’s net asset value from declining as much as it otherwise would. An Account may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments.

When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, an Account may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

• Options on Futures Contracts. The Accounts may also purchase and write call and put options on futures contracts.
A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the
Account is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the
Account’s custodian. The Account must maintain with its futures commission merchant all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the futures commission merchant, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

• Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. An Account’s successful use of futures contracts is subject to the ability of the Sub-
Advisor to predict correctly the factors affecting the market values of the Account’s portfolio securities. For example, if an Account is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Account and the prices of those debt securities instead increases, the Account loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account continues to be required to make daily cash payments of variation margin in the event

[FundNameFooter]	DESCRIPTION OF THE FUND’S INVESTMENTS AND RISKS
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of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.
In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account’s ability effectively to hedge its portfolio.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

• Limitations on the Use of Futures and Options on Futures Contracts. Each Account intends to come within an exclusion from the definition of “commodity pool operator” provided by Commodity Futures Trading Commission regulations.

Each Account may enter into futures contracts and related options transactions, for hedging purposes and for other appropriate risk management purposes, and to modify the Account’s exposure to various currency, equity, or fixed-
income markets. Each Account (other than Asset Allocation and Equity Growth) may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Account determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns. Each Account may purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so.

When an Account purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its futures commission merchant equals the market value of the futures contract.

With respect to futures contracts that are not legally required to “cash settle,” an Account may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, an Account is permitted to set aside or
“earmark” liquid assets in an amount equal to the Account’s daily marked to market (net) obligation, if any (in other words, the Account’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, a Account will have the ability to utilize these contracts to a greater extent than if the Account were required to segregate or “earmark” assets equal to the full market value of the futures contract.

Forward Foreign Currency Exchange Contracts

The Accounts may, but are not obligated to, enter into forward foreign currency exchange contracts under various circumstances. Currency transactions include forward currency contracts and exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to “lock in” the price of a security in U.S. dollars or some other foreign currency which an Account is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, an Account may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, an Account may enter into “cross-currency” hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.

An Account segregates liquid assets in an amount equal to its daily marked-to-market (net) obligation (i.e., its daily net liability, if any) with respect to forward currency contracts. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Account if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Account is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Account if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Account has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country’s economy. Buyers and sellers of currency forward contracts are subject to the same risks that apply to the use of forward contracts generally. Further, settlement of a currency forward contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency forward contracts is subject to the maintenance of a liquid market that may not always be available.

Moreover, an Account bears the risk of loss of the amount expected to be received under a forward contract in the event of the default as bankruptcy of a forward counterparty.

Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and Sale-Buybacks

The Accounts may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, an Account purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or “collateral.” A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an Account to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an Account may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to each Account’s limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Account to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Advisor.

An Account may use reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, an Account sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an Account will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The Account will enter into reverse repurchase agreements only with parties that the Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Account, although the Account’s intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction an Account sells a mortgage-related security, such as a security issued by the Government National Mortgage Association, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Account pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Account enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Account, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to an Account generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.

An Account’s obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Account.

An Account also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Account’s repurchase of the underlying security. An Account’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Account’s forward commitment to repurchase the subject security.

Real Estate Investment Trusts

Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are not diversified, are dependent upon management skill, are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

High-Yield/High-Risk Bonds

The Asset Allocation, Balanced, Bond & Mortgage Securities, Equity Income, Income, MidCap Stock, MidCap Value II, Short-Term Bond, and West Coast Equity Accounts each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor’s Ratings Services or Ba or lower by Moody’s Investors Service, Inc.) (commonly known as “junk bonds”). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Account would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Asset Allocation, Balanced, Bond & Mortgage Securities, Equity Income, Government & High Quality Bond, Income, MidCap Stock, Short-Term Bond, Short-Term Income, and West Coast Equity Accounts may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Account has with regard to high yield bonds unless the Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities

The yield characteristics of the mortgage- and asset-backed securities in which the Asset Allocation, Balanced, Bond & Mortgage Securities, Equity Income, Government & High Quality Bond, Income, MidCap Stock, Mortgage Securities, Short-Term Bond, Short-Term Income, and West Coast Equity Accounts may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Account purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Account purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Account are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.

The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation (“CMO”) may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity, and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.

Swap Agreements and Options on Swap Agreements

Each Account (except Money Market Account) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent an Account may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Account may also enter into options on swap agreements (“swap options”).

An Account may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities an Account anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with an Account’s investment objectives and general investment policies, certain of the Accounts may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Account will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an Account may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, an Account may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, an Account may be required to pay a higher fee at each swap reset date.

An Account may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. An Account may be either the buyer or seller in a credit default swap transaction. If an Account is a buyer and no event of default occurs, the Account will lose its investment and recover nothing. However, if an event of default occurs, the Account (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Account receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Account (except Money Market Account) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Accounts would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, an Account’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An Account’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Account) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Account’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Account’s investment restriction concerning senior securities. Each Account will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Account’s total assets.

Whether an Account’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Account’s Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Account bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Accounts will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Account’s Manager or Sub-Advisor. Certain restrictions imposed on the Accounts by the Internal Revenue Code may limit the Accounts’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Account’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Depending on the terms of the particular option agreement, an Account will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Account purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Account writes a swap option, upon exercise of the option the Account will become obligated according to the terms of the underlying agreement.

Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.

The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:

  the frequency of trades and quotations,
  the number of dealers and prospective purchasers in the marketplace, dealer undertakings to make a market,
  the nature of the security (including any demand or tender features), and the nature of the marketplace for trades (including the ability to assign or offset a portfolio’s rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within each Account’s restriction on investments in illiquid securities.

For purposes of applying the Accounts’ investment policies and restrictions (as stated in the Prospectuses and this Statement of Additional Information) swap agreements are generally valued by the Accounts at market value. In the case of a credit default swap sold by an Account (i.e., where the Account is selling credit default protection), however, the Account will value the swap at its notional amount. The manner in which the Accounts value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Zero-coupon securities

The Accounts may invest in zero-coupon securities. Zero-coupon securities have no stated interest rate and pay only the principal portion at a stated date in the future. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending

All Accounts may lend their portfolio securities. None of the Accounts will lend its portfolio securities if as a result the aggregate of such loans made by the Account would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days’ notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Account and is maintained each business day. While such securities are on loan, the borrower pays the Account any income accruing thereon. The Account may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Account and its shareholders. An Account pays reasonable administrative, custodial, and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. An Account does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

Short Sales

Each Account, other than the Principal LifeTime Accounts and the SAM Portfolios, may engage in “short sales against the box.” This technique involves selling either a security owned by the Account, or a security equivalent in kind and amount to the security sold short that the Account has the right to obtain, for delivery at a specified date in the future. An Account may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, an Account loses the opportunity to participate in the gain.

When-Issued, Delayed Delivery, and Forward Commitment Transactions

Each of the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Account will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities an Account has committed to purchase prior to the time delivery of the securities is made, although an Account may earn income on securities it has segregated.

When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Account assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Account is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Account’s other investments. If the Account remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Account has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Account does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Account could miss a favorable price or yield opportunity or could suffer a loss. An Account may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery, or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

Money Market Instruments/Temporary Defensive Position

The Money Market Account invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Accounts may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity, or in adverse market conditions. Following are descriptions of the types of money market instruments that the Accounts may purchase:

• U.S. Government Securities – Securities issued or guaranteed by the U.S. government, including treasury bills, notes, and bonds.
• U.S. Government Agency Securities – Obligations issued or guaranteed by agencies or instrumentalities of the
U.S. government.
• U.S. agency obligations include, but are not limited to, the Bank for Cooperatives, Federal Home Loan
Banks, and Federal Intermediate Credit Banks.
• U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank, Federal Home Loan
Mortgage Corporation, and Federal National Mortgage Association.

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

  Bank Obligations – Certificates of deposit, time deposits and bankers’ acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Account may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.
  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose an Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. An Account only buys short-term instruments where the risks of adverse governmental action are believed by the Sub-Advisor to be minimal. An Account considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Account. An Account may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency. A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, an Account occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers’ acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer, or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.
  Commercial Paper – Short-term promissory notes issued by U.S. or foreign corporations.
  Short-term Corporate Debt – Corporate notes, bonds, and debentures that at the time of purchase have 397 days or less remaining to maturity.
  Repurchase Agreements – Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.
  Taxable Municipal Obligations – Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

The ratings of nationally recognized statistical rating organization (“NRSRO”), such as Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s (“S&P”), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody’s and S&P, are the initial criteria for selection of portfolio investments, but the Sub-Advisor further evaluates these securities.

Other Investment Companies

Each Account may invest in the securities of investment companies, subject to its fundamental and non-fundamental investment restrictions. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds (“ETFs”), and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, an Account would bear its ratable share of that entity’s expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Account and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.

Bank Loans (also known as Senior Floating Rate Interests)

The Bond & Mortgage Securities and Short-Term Bond Accounts invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Industry Concentrations

Each of the Principal LifeTime Accounts and Strategic Asset Management Portfolios concentrate its investments in the mutual fund industry. Each of the other Accounts, except the Real Estate Securities Account, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The Real Estate Securities Account may hold more than 25% of its assets in securities of companies in the real estate industry. The LargeCap S&P 500 Index Account may concentrate its investments in a particular industry only to the extent that the S&P 500 Index is concentrated.

For purposes of applying the SmallCap Growth Account II (portion sub-advised by Emerald Advisers, Inc.) industry concentration restrictions, the Account uses the industry groups used in the Data Monitor Portfolio Monitoring System of William O’Neil & Co., Incorporated. Each of the Accounts sub-advised by Edge Asset Management, Inc. (formerly known as WM Advisors, Inc.) (“Edge”), and the portion of the SmallCap Growth Account II sub-advised by UBS use the Global Industry Classification Standard industry classifications. The other Accounts use industry classifications based on the “Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (“SEC”).” The Accounts interpret their policy with respect to concentration in a particular industry to apply to direct investments in the securities of issuers in a particular industry. For purposes of this restriction, mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities are not subject to the Accounts’ industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Accounts take the position that such securities do not represent interests in any particular “industry” or group of industries.

Portfolio Turnover

Portfolio turnover is a measure of how frequently a portfolio’s securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio’s purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.

Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio’s holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.

Higher portfolio turnover rates generally increase transaction costs that are expenses of the Account. Active trading may generate short-term gains (losses) for taxable shareholders.

The following Accounts had significant variation in portfolio turnover rates over the two most recently completed fiscal years:

To be filed by amendment.

Closed Accounts

Principal Management Corporation (the “Manager”) may recommend to the Board, and the Board may elect, to close certain accounts to new investors or close certain accounts to new and existing investors. The Manager may make such a recommendation when an account approaches a size where additional investments in the Account have the potential to adversely impact Account performance and make it increasingly difficult to keep the Account fully invested in a manner consistent with its investment objective.

MANAGEMENT

Board of Directors

Under Maryland law, the Board of Directors of the Fund is responsible for overseeing the management of the Fund’s business and affairs. The Board meets several times during the year to fulfill this responsibility. Other than serving as Directors, most of the Board members have no affiliation with the Fund or its service providers. Each Director serves until a successor is duly qualified and elected.

Management Information

The following table presents certain information regarding the Directors of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. In addition, the table includes information concerning other directorships held by each Director in reporting companies under the Securities Exchange Act of 1934 or registered investment companies under the 1940 Act. Information is listed separately for those Directors who are “interested persons” (as defined in the 1940 Act) of the Fund (the “Interested Directors”) and those Directors who are not interested persons of the Fund (the “Independent Directors”). All Directors serve as directors for each of the two investment companies (with a total of 112 portfolios) sponsored by Principal Life Insurance Company (“Principal Life”): the Fund and Principal Investors Fund, Inc. (collectively, the “Fund Complex”).

Each officer of the Fund holds the same position with respect to Principal Funds, Inc.

The following directors are considered not to be “interested persons” as defined in the 1940 Act.

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
Elizabeth Ballantine	Director	Since 2004	Principal, EBA Associates	112	The McClatchy Company
711 High Street	Member Nominating and		(consulting and investments)
Des Moines, Iowa 50392	Governance Committee
1948

Kristianne Blake	Director	Since 2007	President, Kristianne Gates	112	Avista Corporation; Russell
711 High Street	Member Operations Committee		Blake, P.S. (CPA specializing in		Investment Company*
Des Moines, Iowa 50392			personal financial and tax		Russell Investment Funds*
1954			planning)		(48 portfolios overseen)

Craig Damos	Director	Since 2008	CEO/President, Vertical Growth	112	None
711 High Street	Member Operations Committee		Officer, and CFO, The Weitz
Des Moines, Iowa 50392			Company (general construction)
1954

Richard W. Gilbert	Director	Since 2000	President, Gilbert	112	Calamos Asset
711 High Street	Member Executive Committee		Communications, Inc.		Management, Inc.
Des Moines,	Member Nominating and		(management advisory services)		(2005)
Iowa 50392	Governance Committee
1940

Mark A. Grimmett	Director	Since 2004	Executive Vice President and	112	None
711 High Street	Member Audit Committee		CFO, Merle Norman Cosmetics,
Des Moines,			Inc. (manufacturer and distributor
Iowa 50392			of skin care products)
1960

Fritz S. Hirsch	Director	Since 2005	President and CEO, Sassy, Inc.	112	None
711 High Street	Member Audit Committee		(manufacturer of infant and
Des Moines,			juvenile products)
Iowa 50392
1951

William C. Kimball	Director	Since 2000	Retired. Formerly, Chairman and	112	Casey’s General Store
711 High Street	Member Nominating and		CEO, Medicap Pharmacies, Inc.		Inc.
Des Moines,	Governance Committee		(chain of retail pharmacies)
Iowa 50392
1947

Barbara A. Lukavsky	Director	Since 1993	President and CEO, Barbican	112	None
711 High Street	Member Nominating and		Enterprises, Inc.
Des Moines,	Governance Committee		(holding company for franchises
Iowa 50392			in the cosmetics industry)

Number
of Portfolios
				in Fund	Other
		Length of		Complex	Directorships
Name, Address, and		Time Served	Principal Occupation(s)	Overseen	Held by
Year of Birth	Position(s) Held with Fund	as Director	During Past 5 Years	by Director	Director
1940
Daniel Pavelich	Director	Since 2007	Retired. Formerly, Chairman and	112	Catalytic Inc; Vaagen
711 High Street	Member Audit Committee		CEO of BDO Seidman (tax,		Bros. Lumber, Inc.
Des Moines,			accounting and financial
Iowa 50392			consulting services)
1944

			Positions with the Manager and its		Number of Portfolios	Other
Name, Address and			Affiliates; Principal Occupation(s)		in Fund Complex	Directorships
Year of Birth	Position(s) Held with Fund	Length of Time Served	During Past 5 Years		Overseen by Director	Held by Director
Ralph C. Eucher	Director	Since 1999	Director, the Manager since 1999.		112	None
711 High Street	Chairman and Chief Executive		President, the Manager 1999-2008
Des Moines,	Officer		Director, PFD since 2007.
Iowa 50392	Member Executive Committee		Director, Princor since 1999. President,
1952			Princor 1999-2005. Senior Vice
President, Principal Life, since 2002.
Prior thereto, Vice President.

Nora M. Everett	Director	Since 2008	President since 2008. Senior Vice		112	None
711 High Street	President		President and Deputy General
Des Moines,			Counsel, Principal Financial Group,
Iowa 50392			Inc. 2004-2008. Vice President and
1959			Counsel, Principal Financial Group,
Inc. 2001-2004.

William G. Papesh	Director	Since 2007	Retired December 2007. Prior thereto,		112	None
711 High Street	Member Operations Committee		President and CEO of WM Group of
Des Moines,			Funds; President and Director of Edge
Iowa 50392			Asset Management, Inc.
1943

* The Fund and the Funds of Russell Investment Funds and Russell Investment Company have one or more common sub-advisors.

The following directors are considered to be Interested Directors because they are affiliated persons of Principal Management Corporation (the “Manager”), Principal Funds Distributor, Inc. (the “Distributor”), the Fund’s principal underwriter, or Princor Financial Services Corporation (“Princor”), the Fund’s former principal underwriter.

Officers of the Fund

The following table presents certain information regarding the officers of the Fund, including their principal occupations which, unless specific dates are shown, are of more than five years duration. Officers serve at the pleasure of the Board of Directors.

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Craig L. Bassett	Treasurer (since 1993)	Vice President and Treasurer, Principal Life
711 High Street
Des Moines, Iowa 50392
1952

Michael J. Beer	Executive Vice President	Executive Vice President and Chief Operating Officer, the Manager;
711 High Street	(since 1993)	Executive Vice President, PFD, since 2007; President, Princor, since 2005
Des Moines, Iowa 50392
1961

Randy L. Bergstrom	Assistant Tax Counsel	Counsel, Principal Life
711 High Street	(since 2005)
Des Moines, Iowa 50392
1955

David J. Brown	Chief Compliance Officer	Vice President, Product and Distribution Compliance, Principal Life; Senior
711 High Street	(since 2004)	Vice President, the Manager, since 2004; Senior Vice President, PFD,
Des Moines, Iowa 50392		since 2007, Second Vice President, Princor, since 2003, and prior thereto,
1960		Vice President, the Manager and Princor

Jill R. Brown	Senior Vice President	Second Vice President, Principal Financial Group and Senior Vice
1100 Investment Boulevard, Ste 200	(since 2007)	President, the Manager and Princor, since 2006, Chief Financial Officer,
El Dorado Hills, CA 95762		Princor, since 2003, Vice President, Princor 2003-2006. Senior Vice
1967		President and Chief Financial Officer, PFD, since 2007; prior thereto,
Assistant Financial Controller, Principal Life

Cary Fuchs	Senior Vice President of Distribution	President, Principal Funds Distributor, since 2007; Director of Mutual Fund
1100 Investment Boulevard, Ste 200	(since 2007)	Operations, Principal Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762		Divisional Vice President, Boston Financial Data Services
1957

Steve G. Gallaher	Assistant Counsel	Second Vice President and Counsel, Principal Life since 2006;
711 High Street	(since 2006)	Self-Employed Writer in 2005; 2004 and prior thereto, Senior Vice
Des Moines, Iowa 50392		President and Counsel of Principal Residential Mortgage, Inc.
1955

Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer, the Manager, since 2004,
711 High Street	(since 1993)	and prior thereto, Vice President, Compliance and Product Development,

Name, Address and	Position(s) Held with Fund and	Positions with the Manager and its Affiliates;
Year of Birth	Length of Time Served	Principal Occupations During Past 5 Years
Des Moines, Iowa 50392		the Manager
1955

Patrick A. Kirchner	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2002)
Des Moines, Iowa 50392
1960

Carolyn F. Kolks	Assistant Tax Counsel	Counsel, Principal Life, since 2003 and prior thereto, Attorney
711 High Street	(since 2005)
Des Moines, Iowa 50392
1962

Sarah J. Pitts	Assistant Counsel	Counsel, Principal Life
711 High Street	(since 2000)
Des Moines, Iowa 50392
1945

Layne A. Rasmussen	Vice President, Controller and Chief	Vice President and Controller - Mutual Funds, the Manager
711 High Street	Financial Officer
Des Moines, Iowa 50392	(since 2000)
1958

Michael D. Roughton	Counsel	Vice President and Senior Securities Counsel, Principal Financial Group,
711 High Street	(since 1993)	Inc.; Senior Vice President and Counsel, the Manager, PFD, and Princor;
Des Moines, Iowa 50392		and Counsel, Principal Global
1951

Adam U. Shaikh	Assistant Counsel	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1972

Dan L. Westholm	Assistant Treasurer	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.
711 High Street	(since 2006)
Des Moines, Iowa 50392
1966

Beth C. Wilson	Vice President and Secretary	Director and Secretary, Principal Funds, since 2007. Prior thereto,
711 High Street	(since 2007)	Business Manager for Pella Corp.
Des Moines, Iowa 50392
1956

Board Committees. The Fund Complex’s board has the following four committees: Audit Committee, Executive Committee, Nominating and Governance Committee, and Operations Committee. ( Committee membership is identified on the previous pages. Each committee must report its activities to the Board on a regular basis.

Audit Committee

The primary purpose of the Committee is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of (1) the integrity of the Fund Complex’s financial statements; (2) the Fund Complex’s compliance with certain legal and regulatory requirements; (3) the independent registered public accountants’ qualifications and independence; and (4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also serves to provide an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board. This committee met four times during the last fiscal year.

Executive Committee

The Committee’s primary purpose is to exercise certain powers of the Board of Directors when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval. This committee did not meet during the last fiscal year.

Nominating and Governance Committee

The Committee’s primary purpose is to oversee 1) the structure and efficiency of the Boards of Directors and the committees the Boards establish, and 2) the activities of the Fund Complex’s Chief Compliance Officer. The Committee responsibilities include evaluating board membership and functions, committee membership and functions, insurance coverage, and legal and compliance matters.

The nominating functions of the Nominating and Governance Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex (as defined in the 1940 Act) for election to the Board. Generally, the committee requests director nominee suggestions from the committee members and management. In addition, the committee will consider director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Variable Contracts Fund, Inc. at 680 8th Street, Des Moines, Iowa 50392. The committee has not established any specific minimum qualifications for nominees. When evaluating a person as a potential nominee to serve as an independent director, the committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees. This committee met four times during the last fiscal year.

Operations Committee

The Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Fund Complex communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations. This committee met four times during the last fiscal year.

The following tables set forth the aggregate dollar range of the equity securities of the mutual funds within the Fund Complex which were beneficially owned by the Directors as of December 31, 2008. The Fund Complex currently includes the separate series of the Fund and of Principal Funds, Inc.

For the purpose of these tables, beneficial ownership means a direct or indirect pecuniary interest. Only the Directors who are “interested persons” are eligible to participate in an employee benefit program which invests in Principal Investors Fund. Directors who beneficially owned shares of the series of the Fund did so through variable life insurance and variable annuity contracts. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following dollar ranges:

Independent Directors (Not Considered to be “Interested Persons”)

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

Principal Variable Contracts Funds* Ballatine Blake Damos	Gilbert	Grimmett	Hirsch	Kimball	Lukavsky	Pavelich
Bond & Mortgage Securities
LargeCap Growth Account I
International SmallCap
LargeCap Value III
MidCap Blend
MidCap Growth I
Real Estate Securities
SmallCap Growth II
Total Fund Complex
* Directors own shares of Principal Variable Contracts Fund, Inc. through variable annuity or variable life insurance contracts.

Directors Considered to be “Interested Persons”

A	$0
B	$1 up to and including $10,000
C	$10,001 up to and including $50,000
D	$50,001 up to and including $100,000
E	$100,001 or more

	Nora M.	Ralph C.	William
Principal Variable Contracts Funds*	Everett	Eucher	Papesh
LargeCap Value
Diversified International
LargeCap Growth I
SmallCap Blend
Total Fund Complex
* Directors own shares of Principal Variable Contracts Fund, Inc. through variable annuity or variable life insurance contracts.

Compensation. The Fund does not pay any remuneration to its Directors who are employed by the Manager or its affiliates or to its officers who are furnished to the Fund by the Manager and its affiliates pursuant to the Management Agreement. Each Director who is not an “interested person” received compensation for service as a member of the Boards of all investment companies sponsored by Principal Life based on a schedule that takes into account an annual retainer amount, the number of meetings attended, and expenses incurred. Director compensation and related expenses are allocated to each of the Accounts based on the net assets of each relative to combined net assets of all of the investment companies sponsored by Principal Life.

The following table provides information regarding the compensation received by the Independent Directors from the Fund and from the Fund Complex during the fiscal year ended December 31, 2008. On that date, there were 2 funds (with a total of 112 portfolios in the Fund Complex). The Fund does not provide retirement benefits to any of the Directors.

Director	The Fund	Fund Complex
Elizabeth Ballantine
Kristianne Blake
Craig Damos*
Richard W. Gilbert
Mark A. Grimmett
Fritz Hirsch
William C. Kimball
Barbara A. Lukavsky
Danlel Pavelich
* Did not begin serving as a director until March 10, 2008.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following list identifies shareholders who own more than 25% of the voting securities of the Fund as of ____________. It is presumed that a person who owns more than 25% of the voting securities of an account controls the account. A control person could control the outcome of proposals presented to shareholders for approval. The list is represented in alphabetical order by account.

Jurisdiction under
which the
		Percentage	Company	Parents of
		of Voting	is Organized	Control Person
		Securities	(when	(when control
		Owned of	control person is a	person is a
Control Person - Name and Address	Account Name	each Account	company)	company)

To be filed by amendment.

The Principal LifeTime Accounts, SAM Portfolios, or Principal Life Insurance Company will vote in the same proportion as shares of the Accounts owned by other shareholders. Therefore neither the Principal Lifetime Accounts, SAM Portfolios nor Principal Life Insurance Company exercise voting discretion.

The By-laws of the Fund sets the quorum requirement (a quorum must be present at a meeting of shareholders for business to be transacted). The By-laws of the Fund states that a quorum is “The presence in person or by proxy of one-third of the shares of each Fund outstanding at the close of business on the Record Date constitutes a quorum for a meeting of that Fund.”

Certain proposals presented to shareholders for approval require the vote of a “majority of the outstanding voting securities,” which is a term defined in the 1940 Act to mean, with respect to a Fund, the affirmative vote of the lesser of (1) 67% or more of the voting securities of the Fund present at the meeting of that Fund, if the holders of more than 50% of the outstanding voting securities of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding voting securities of the Fund (a “Majority of the Outstanding Voting Securities”).

Certain proposals require for approval the affirmative vote of the holders of a plurality of the shares voted at the meeting and thus may be approved by vote of a Principal LifeTime Account.

Principal Holders of Securities

The Fund is unaware of any persons who own beneficially more than 5% of the Fund’s outstanding shares. The following list identifies the shareholders of record who own 5% or more of any class of the Fund’s outstanding shares as of __________, 2009. The list is presented in alphabetical order by account.

Percentage
of Ownership
of an
Account
Principal Holders of Securities - Name and Address	Account and Class Name	by Class

To be filed by amendment.

Management Ownership

As of __________________, 2009, all officers and directors, in the aggregate, owned less than 1% of the Fund’s outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

The Manager of the Fund is Principal Management Corporation (“Principal”), a wholly owned subsidiary of Principal Financial Services, Inc. Principal is an affiliate of Principal Life. The address of Principal is the Principal Financial Group, Des Moines, Iowa 50392. Principal was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

Principal has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by Principal.

Account(s):	LargeCap Value III
AllianceBernstein L.P. (“AllianceBernstein”). AXA, AXA Financial, Inc, AXA Equitable Life Insurance
Company (“AXA Equitable”), and certain subsidiaries of AXA Equitable directly and indirectly represent a controlling economic interest in AllianceBernstein. AllianceBernstein is located at 1345 Avenue of the
Sub-Advisor:	Americas, New York, NY 10105.
Westwood Management Corp. (“Westwood”), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.
Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas
Sub-Advisor:	75201.
Account(s):	LargeCap Growth
Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group.
Sub-Advisor:	CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.
Account(s):	SmallCap Growth II
Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management.
Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald Advisers is indirectly controlled by Joseph Besecker.
Sub-Advisor:	Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.
Essex Investment Management Company, LLC (“Essex”) is a Boston-based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft-Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Essex Investment Management is majority owned by Affiliated Managers
Group, Inc., a publically reporting diversified asset management company. Its address is 125 High
Sub-Advisor:	Street, 29th Floor, Boston, MA 02110.
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at
One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the
Sub-Advisor:	“Group”) of UBS AG.
Account(s):	SmallCap Value I
J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is
an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company.
Morgan offers a wide range of services to governmental, institutional, corporate, and individual
Sub-Advisor:	customers and acts as investment advisor to individual and institutional clients.
Account(s):	MidCap Growth I and SmallCap Value I
Mellon Capital Management Corporation (“Mellon Capital”), with offices located at 50 Fremont Street,
San Francisco, California 94105 and offices located at 500 Grant Street, Suite 4200, Pittsburgh, PA
Sub-Advisor:	15258, is a wholly owned subsidiary of The Bank of New York Mellon (“BNY Mellon”).
Account(s):	Asset Allocation
Morgan Stanley Investment Management Inc. (“MSIM Inc.”), doing business in certain instances
(including its role as sub-advisor to the Asset Allocation Account) under the name “Van Kampen,” is a registered investment adviser, located at 522 Fifth Avenue, New York, NY 10036, and is a direct
Sub-Advisor:	subsidiary of Morgan Stanley.
Account(s):	MidCap Value II
Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk-controlled portfolios. Based in Florham Park,
New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Jacobs Levey is co-owned Bruce Jacobs and Kenneth Levy. Its address is 100
Sub-Advisor:	Campus Drive, Florham Park, NJ 07932-0650.

Balanced, Bond & Mortgage Securities, Diversified International, Government & High Quality Bond,
International Emerging Markets, International SmallCap, LargeCap S&P 500 Index, LargeCap Value,
MidCap Blend, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime
2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Short-
Account(s):	Term Bond, and SmallCap Blend.
Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life
Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed-income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It
Sub-Advisor:	has other primary asset management offices in New York, London, Sydney, and Singapore.
Account(s):	Real Estate Securities
Principal Real Estate Investors, LLC (“Principal - REI”), an indirect wholly owned subsidiary of Principal
Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal — REI’s address is
Sub-Advisor:	801 Grand Avenue, Des Moines, IA 50392.
Account(s):	LargeCap Blend II and LargeCap Growth I
T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group,
Inc., a financial services holding company, has over 69 years of investment management experience.
Sub-Advisor:	T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.
Equity Income, Income, MidCap Stock, Mortgage Securities, Short-Term Income, SAM Balanced
Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible
Account(s):	Income Portfolio, SAM Strategic Growth Portfolio and West Coast Equity.
Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal
Financial Group. Edge has been in the business of investment management since 1944. Its address is
Sub-Advisor:	Two Union Square, 601 Union Street, Suite 2200, Seattle, WA 98101-1377.

The Sub-Sub-Advisors

PGI has entered into a sub-sub-advisory agreement with Spectrum Asset Management, Inc. (“Spectrum”) for the Bond Account. Under the agreement, the sub-sub-advisor agrees to manage the day-to-day investment of the Account’s assets allocated to it consistent with the Account’s investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by PGI and oversight by the Board. The firm, at its own expense, will provide all investment, management and administrative personnel, facilities and equipment necessary for the investment advisory services which it conducts for the Account.

Under the agreements, PGI pays the sub-sub-advisor a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the respective firm). Entering into these agreements does not change the management fee that the Account pays Principal under its Management Agreement or the sub-advisory fee that Principal pays PGI under its sub-advisory agreement. PGI, and not the Account, will bear the expenses of the services that each of the sub-sub-advisors provides to the Account under the agreements.

Sub-Sub-Advisor:	Spectrum Asset Management, Inc. (“Spectrum”) is an indirect
subsidiary of Principal Life and an affiliate of Principal Global
Investors, LLC and a member of the Principal Financial Group.
Spectrum was founded in 1987. Its address is 4 High Ridge Park,
Stamford, CT 06905.

Each of the persons affiliated with the Fund who is also an affiliated person of Principal or an affiliated advisor is named below, together with the capacities in which such person is affiliated:

Office Held with Principal
Name	Office Held with the Fund	or an Affiliated Advisor
Craig L. Bassett	Treasurer	Treasurer (Principal); Vice President
and Treasurer (PGI)
Michael J. Beer	Executive Vice President	Director, Executive Vice President and
Chief Operating Officer (Principal)
Mutual Funds

Randy L. Bergstrom	Assistant Tax Counsel	Counsel (PGI)
David J. Brown	Chief Compliance Officer	Senior Vice President (Principal)
Jill R. Brown	Senior Vice President	Senior Vice President (Principal)
Ralph C. Eucher	Director, Chairman and CEO	Director (Principal)
Nora M. Everett	Director and President	President (Principal)
Stephen G. Gallaher	Assistant Counsel	2nd Vice President and Assistant General
Counsel (Principal)
Ernest H. Gillum	Vice President and Assistant Secretary	Vice President and Chief Compliance
Officer (Principal)
Patrick A. Kirchner	Assistant Counsel	Counsel (Principal); Counsel (PGI)
Carolyn Kolks	Assistant Tax Counsel	Counsel (PGI)
Sarah J. Pitts	Assistant Counsel	Counsel (Principal)
Layne A. Rasmussen	Vice President, Controller and	Vice President and Controller
	Chief Financial Officer	(Principal) Mutual Funds
Michael D. Roughton	Counsel	Senior Vice President and Counsel
(Principal); Vice President and
Associate General Counsel (PGI)
Adam U. Shaikh	Assistant Counsel	Counsel (Principal)
Dan L. Westholm	Assistant Treasurer	Director - Treasury (Principal)
Beth C. Wilson	Vice President and Secretary	Vice President (Principal)

Codes of Ethics

The Fund, Principal, each of the Sub-Advisors, the Distributor and Princor have adopted Codes of Ethics (“Codes”) under Rule 17j-1 of the 1940 Act. Principal has also adopted such a Code under Rule 204A-1 of the Investment Advisers Act of 1940. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of an Account from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of Principal, the Fund, the Distributor, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the Securities and Exchange Commission. A copy of the Fund’s Code will also be provided upon request, which may be made by contacting the Fund.

COST OF MANAGER’S SERVICES

For providing the investment advisory services, and specified other services, Principal, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

	Net Asset Value of Account
	First	Next	Next	Next
Account	$250 Million	$250 Million	$250 Million	$250 Million	Thereafter

LargeCap Value	0.60%	55%	0.50%	0.45%	0.40%
LargeCap Blend II and LargeCap Value III	0.75	0.70	0.65	0.60	0.55
Diversified International	0.85	0.80	0.75	0.70	0.65
International Emerging Markets	1.25	1.20	1.15	1.10	1.05
MidCap Value II	1.05	1.00	0.95	0.90	0.85

	First	Next	Next	Next	Over
Account	$500 million	$500 million	$1 billion	$1 billion	$3 billion

LargeCap Growth	0.68%	0.63%	0.61%	0.56%	0.51%

Account	First $2 billion	Over$2billion
Income	0.50%	0.45%
Mortgage Securities	0.50	0.45

	First $1	Next $1	Next $1	Over $3
Account	billion	billion	billion	billion

MidCap Stock	0.75%	0.70%	0.65%	0.60%

	First	Over
Account	$3 billion	$3 billion
Principal LifeTime 2010	0.1225%	0.1125%
Principal LifeTime 2020	0.1225	0.1125
Principal LifeTime 2030	0.1225	0.1125
Principal LifeTime 2040	0.1225	0.1125
Principal LifeTime 2050	0.1225	0.1125
Principal LifeTime Strategic Income	0.1225	0.1125

	First $200		Next $300	Over $500
Account	million		million	million
Short-Term Income	0.50%		0.45%	0.40%
		First $500		Over $500
Account		million		million
West Coast Equity		0.625%		0.500%

	First $1	Over $1
Account	billion	billion
SAM Balanced Portfolio*	0.25%	0.20%
SAM Conservative Balanced Portfolio*	0.25	0.20
SAM Conservative Growth Portfolio*	0.25	0.20
SAM Flexible Income Portfolio*	0.25	0.20
SAM Strategic Growth Portfolio*	0.25	0.20
*Breakpoints based on aggregate SAM Portfolio net assets

Overall
Account	Fee

LargeCap S&P 500 Index	0.25%

	First	Next	Next	Next
Account	$100 million	$100 million	$100 million	$100 million	Thereafter
Asset Allocation and LargeCap Growth I	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced and Equity Income	0.60	0.55	0.50	0.45	0.40
International SmallCap	1.20	1.15	1.10	1.05	1.00
SmallCap Growth II	1.00	0.95	0.90	0.85	0.80
MidCap Blend	0.65	0.60	0.55	0.50	0.45
MidCap Growth I and Real Estate Securities	0.90	0.85	0.80	0.75	0.70
SmallCap Blend	0.85	0.80	0.75	0.70	0.65
SmallCap Value I	1.10	1.05	1.00	0.95	0.90
All Other	0.50	0.45	0.40	0.35	0.30

There is no assurance that the net assets of any Account will reach sufficient amounts to be able to take advantage of the rate decreases. The net assets of each Account and the rate of the fee for each Account for investment management services as provided in the Management Agreement were as follows:

	Net Assets as of	Management Fee
Account	December 31, 2008*	For Periods Ended December 31, 2008
Asset Allocation
Balanced
Bond & Mortgage Securities
LargeCap Value
Diversified International

LargeCap Growth I
Equity Income
Government & High Quality Bond
LargeCap Growth
Income
International Emerging Markets
International SmallCap
LargeCap Blend II
LargeCap S&P 500 Index
LargeCap Value III
MidCap Blend
MidCap Growth I
MidCap Stock
MidCap Value II
Money Market
Mortgage Securities
Principal LifeTime 2010
Principal LifeTime 2020
Principal LifeTime 2030
Principal LifeTime 2040
Principal LifeTime 2050
Principal LifeTime Strategic Income
Real Estate Securities
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Bond
Short-Term Income
SmallCap Blend
SmallCap Growth II
SmallCap Value I
West Coast Equity
Amounts in thousands.

Except for certain Fund expenses set out below, Principal is responsible for expenses, administrative duties, and services including the following: expenses incurred in connection with the registration of the Fund and Fund shares with the SEC; office space, facilities, and costs of keeping the books of the Fund; compensation of all personnel who are officers and any directors who are also affiliated with Principal; fees for auditors and legal counsel; preparing and printing Fund prospectuses; and administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders, and redemptions. However, some or all of these expenses may be assumed by Principal Life and some or all of the administrative duties and services may be delegated by Principal to Principal Life or affiliate thereof.

Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state, or federal taxes, fees, and expenses of all directors of the Fund who are not persons affiliated with Principal, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.

Fees paid for investment management services during the periods indicated were as follows:

Management Fees For Periods Ended December 31,
Account	2008	2007*	2006*
Asset Allocation		$823	$799
Balanced		658	669
Bond & Mortgage Securities		1,843	1,598
LargeCap Value		1,715	1,616
Diversified International		4,666	2,873
LargeCap Growth I		2,225	1,969
Equity Income		2,860	2,049
Government & High Quality Bond		1,381	1,373
LargeCap Growth		3,041	732
Income		953	1,019
International Emerging Markets		2,296	1,209
International SmallCap		2,392	1,936
LargeCap Blend II		2,433	1,235
LargeCap S&P 500 Index		532	485
LargeCap Value III		1,631	1,181
MidCap Blend		2,666	2,441
MidCap Growth I		712	653
MidCap Stock		731	828
MidCap Value II		1,608	1,319
Money Market		1,073	775
Mortgage Securities		1,236	1,372
Principal LifeTime 2010		45	25
Principal LifeTime 2020		172	71
Principal LifeTime 2030		29	11
Principal LifeTime 2040		14	5
Principal LifeTime 2050		9	3
Principal LifeTime Strategic Income		21	11
Real Estate Securities		2,306	1,881
SAM Balanced Portfolio		1,624	712
SAM Conservative Balanced Portfolio		172	75
SAM Conservative Growth Portfolio		911	397
SAM Flexible Income Portfolio		406	205
SAM Strategic Growth Portfolio		521	202
Short-Term Bond		680	501

Short-Term Income	222	248
SmallCap Blend	865	840
SmallCap Growth II	1,188	722
SmallCap Value I	2,174	1,634
West Coast Equity	940	981

*Amounts in thousands.

Sub-Advisory Agreement

For providing the investment advisory services, and specified other services, the Sub-Advisor, under the terms of the Sub-Advisory Agreement for the Account, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

Accounts for which PGI serves as Sub-Advisor. PGI is Sub-Advisor for each Account identified below. Principal pays PGI a fee, computed and paid monthly, at an annual rate as shown below.

To calculate the fee for an Account in Table A, assets of the Account, along with the assets of all other Accounts in Table A, are combined with any:

  Principal Life non-registered separate account sub-advised by PGI with assets invested primarily in fixed-income securities (except money market separate accounts) and
  Principal Life sponsored mutual fund sub-advised by PGI with assets invested primarily in fixed-income securities (except money market mutual funds).

To calculate the fee for an Account in Table B, the assets of the Account are combined with assets sub-advised by Principal with the same investment mandate (e.g. midcap value) in

  (a) Principal Life non-registered separate account sub-advised by PGI and
  (b) Principal Life sponsored mutual fund sub-advised by PGI.

Table A
PGI Sub- Advised Accounts		Net Asset Value of Fund

	First	Next	Next	Over
Account	$5 billion	$1 billion	$4 billion	$10 billion

Balanced, Bond & Mortgage Securities, Government & High Quality Bond,
and Short-Term Bond	0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Account
	First	Next	Next	Next	Next	Next	Over
Account	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion
LargeCap Value	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%
Diversified International	0.3427	0.2741	0.1958	0.1566	0.1175	0.0979	0.0783

				Table B
			Net Asset Value of Account

	First	Next	Next	Next	Next	Next	Over
Account	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion

MidCap Blend	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

SmallCap Blend	0.4699	0.3524	0.2643	0.2448	0.2154	0.1762	0.1175

Table C	Sub-Advisor
Account	Percentage
Fee
International Emerging Markets	0.4895%
International SmallCap	0.4895
Money Market	0.0734
LargeCap S&P 500 Index	0.0147
Principal LifeTime 2010	0.0416
Principal LifeTime 2020	0.0416
Principal LifeTime 2030	0.0416
Principal LifeTime 2040	0.0416
Principal LifeTime 2050	0.0416
Principal LifeTime Strategic Income	0.0416

Accounts for which Edge serves as Sub-Advisor. Edge is Sub-Advisor for each Account identified below in Tables A, B, and C. Principal pays Edge a fee, computed and paid monthly, at an annual rate as shown below.

In calculating the fee for an Account included in Table A, assets of all other Accounts included in Table A as well as assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which invests primarily in fixed-income securities (except money market separate accounts or investment companies), will be combined with the assets of the Account to arrive at net assets.

In calculating the fee for an Account included in Table B, assets of any unregistered separate account of Principal Life Insurance Company and any investment company sponsored by Principal Life Insurance Company to which Edge or PGI provides investment advisory services and which have the same investment mandate (e.g. MidCap Stock) as the Account for which the fee is calculated, will be combined with the assets of the Account to arrive at net assets.

Edge Sub-Advised Accounts		Table A
Net Asset Value of Account

	First	Next	Next	Over
Account	$5 billion	$1 billion	$4 billion	$10 billion

Income, Mortgage Securities, and Short-Term Income	0.1126%	0.0979%	0.0930%	0.0881%

				Table B
			Net Asset Value of Account

	First	Next	Next	Next	Next	Next	Over
Account	$50 million	$50 million	$100 million	$200 million	$350 million	$750 million	$1.5 billion

Equity Income	0.2643%	0.2448%	0.2154%	0.1762%	0.1273%	0.0881%	0.0587%

	First	Next	Next	Next	Next	Next	Over
Account	$25 million	$75 million	$100 million	$300 million	$500 million	$500 million	$1.5 billion

MidCap Stock and West Coast
Equity	0.3916%	0.3133%	0.2643%	0.2252%	0.1762%	0.1273%	0.0783%

Table C
Account	Sub-Advisor Fee as a % of Net Assets
SAM Balanced Portfolio	0.0416%
SAM Conservative Balanced Portfolio	0.0416
SAM Conservative Growth Portfolio	0.0416
SAM Flexible Income Portfolio	0.0416
SAM Strategic Growth Portfolio	0.0416

All Other Accounts. In calculating the fee for each Account, each Sub-Advisor, except J.P. Morgan, has agreed that assets of any existing registered investment company sponsored by Principal Life Insurance Company to which the Sub-Advisor provides investment advisory services and which have the same investment mandate as the Account for which the fee is being calculated, will be combined (together, the “Aggregated Assets”). The fee charged for the assets in an Account shall be determined by calculating a fee on the value of the Aggregated Assets using the fee schedules described in the tables below and multiplying the aggregate fee by a fraction, the numerator of which is the amount of assets in the Account and the denominator of which is the amount of the Aggregated Assets.

		Net Asset Value of Account
	First	Next	Next	Over
Account	$40 million	$160 million	$100 million	$300 million
Asset Allocation - Van Kampen	0.45%	0.30%	0.25%	0.20%

		Net Asset Value of Account
	First	Next	Next	Over
Account	$250 million	$250 million	$500 million	$1 billion
LargeCap Growth I - T. Rowe Price	0.40%	0.375%	0.35%	0.35% on all assets

				Net Asset Value of Account

Account	First	Next	Next	Next	Next	Next	Next	Next	Over
	$50 million	$50 million	$100 million $200 million $350 million $750 million $500 million $2.5 billion						$4.5 billion

LargeCap Growth -
CCI	0.2643%	0.2448%	0.2154%	0.1762% 0.1273% 0.0881%			0.0587%	0.2448%	0.1664%

Net Asset Value of Account

	First	Next	Next	Next	Over
Account	$50 million	$200 million	$350 million	$400 million	$1 billion

LargeCap Blend II - T. Rowe Price	0.40%	0.35%	0.30%	0.275%	0.275% on all assets

	Net Asset Value of Account

	First	Above
Account	$300 million	$300 million
LargeCap Value III - AllianceBernstein	0.230%	0.200%

	Net Asset Value of Account

	First	Next	Above
Account	$200 million	$800 million	$1 billion
LargeCap Value III - Westwood	0.30%	0.20%	0.18%

	Net Asset Value of Account
	First	Over
Account	$50 million	$50 million
MidCap Growth I - Mellon Capital	0.40%	0.35%

	Net Asset Value of Account
	First	Next	Next	Next
Account	$100 million	$150 million	$250 million	$250 million	Thereafter
MidCap Value II - Neuberger Berman	0.50%	0.475%	0.45%	0.425%	0.40%

	Net Asset Value of Account
	First	Over
Account	$100 million	$100 million
MidCap Value II - Jacobs Levy	0.65%	0.50%

	Net Asset Value of Account
	First	Next	Over
Account	$1 billion	$500 million	$1.5 billion
Real Estate Securities - Principal - REI	0.4895%	0.4405%	0.3916%

	Net Asset Value of Account
	First	Next	Over
Account	$50 million	$250 million	$300 million
SmallCap Growth II - UBS Global AM	0.60%	0.55%	0.45%

Net Asset Value of Fund

	First	Next	Next	Over
Fund	$50 million	$50 million	$50 million	$150 million

SmallCap Growth II - Essex	0.70%	0.60%	0.55%	0.50%

		Net Asset Value of Account
	First	Next	Next	Over
Account	$10 million	$40 million	$150 million $200 million
SmallCap Growth II - Emerald	0.75%	0.60%	0.50%	0.45%

	Net Asset Value of Account
	First	Next	Above
Account	$100 million	$200 million	$300 million
SmallCap Value I (Mellon Capital)	0.450%	0.400%	0.350%

	Net Asset Value of Account
	First	Above
Account	$300 million	$300 million
SmallCap Value I (J.P. Morgan)	0.450%	0.350%

Fees paid for Sub-Advisory services during the periods indicated were as follows:

	Sub-Advisor Fees For Periods Ended December 31,
Account	2008	2007	2006
Asset Allocation		$369,463	$359,724
Balanced		109,551	116,451
Bond & Mortgage Securities		440,899	379,920
LargeCap Value		228,834	358,080
Diversified International		517,796	319,193
LargeCap Growth I		988,104	874,301
Equity Income		488,078	175,439
Government & High Quality Bond		305,090	316,939
LargeCap Growth		828,116	142,364
Income		192,912	—
International Emerging Markets		884,010	466,669
International SmallCap		1,001,512	803,709
LargeCap Blend II		851,699	433,882
LargeCap Growth Equity		43,016
LargeCap S&P 500 Index		31,489	28,318
LargeCap Value III		451,379	329,869
MidCap Blend		645,722	674,092
MidCap Growth I		282,246	259,299

MidCap Stock	135,104	—
MidCap Value II	773,981	603,960
Money Market	168,860	117,413
Mortgage Securities	248,907	—
Principal LifeTime 2010	14,863	8,192
Principal LifeTime 2020	57,697	22,924
Principal LifeTime 2030	9,531	3,574
Principal LifeTime 2040	4,519	1,629
Principal LifeTime 2050	3,070	1,021
Principal LifeTime Strategic Income	6,827	3,769
Real Estate Securities	1,254,211	1,025,123
SAM Balanced	296,104	—
SAM Conservative Balanced	31,213	—
SAM Conservative Growth	166,143	—
SAM Flexible Income	73,919	—
SAM Strategic Growth	94,259	—
Short-Term Bond	137,116	102,644
Short-Term Income	43,955	—
SmallCap Blend	191,628	184,784
SmallCap Growth II	660,763	387,466
SmallCap Value I	976,668	737,912
West Coast Equity	208,412	—

Period from May 26, 2005, date the Account began utilizing a Sub-Advisor, through December 31, 2005

Operating Expense Limits

Principal has contractually agreed to limit the Fund’s expenses for Class 1 and Class 2 shares of certain Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses, excluding interest expense and acquired fund fees and expenses, at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits and the agreement terms are as follows:

Account	Class 1	Class 2	Expiration
Principal LifeTime 2040 Account	0.13%	N/A	April 30, 2009
Principal LifeTime 2050 Account	0.12%	N/A	April 30, 2009
Principal LifeTime Strategic Income Account	0.14%	N/A	April 30, 2009
SmallCap Value Account I	1.01%	1.26%	April 30, 2009

Custodian

The custodian for the portfolio securities and cash assets of the Accounts is Bank of New York, 100 Church Street, 10th Floor, Brooklyn, NY 10286. The custodian performs no managerial or policymaking functions for the Fund or the Accounts.

Principal Shareholder Services, Inc. (1100 Investment Boulevard, El Dorado Hills, CA 95762-5710) provides transfer agency services for Principal Variable Contracts Funds, Inc.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage on Purchases and Sales of Securities

All orders for the purchase or sale of portfolio securities are placed on behalf of an Account by the Account’s Sub-Advisor or Sub-Sub-Advisor pursuant to the terms of the applicable sub-advisory agreement. In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Account, the objective of each Account’s Sub-Advisor is to obtain the best overall terms. In pursuing this objective, a Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that a Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction, b) the quality of the execution provided, and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Sub-Advisor exercises investment discretion. The Board has also adopted a policy and procedure designed to prevent the funds from compensating a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. Therefore, the Sub-Advisor may not compensate a broker/dealer for promoting or selling fund shares by directing brokerage transactions to that broker/dealer for the purpose of compensating the broker/dealer for promoting or selling fund shares. A Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

A Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy, and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. A Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and a Sub-Advisor may use it in servicing some or all of the accounts it manages. Sub-Advisors allocated portfolio transactions for the Accounts indicated in the following table to certain brokers for the year ended December 31, 2008 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

Amount of Transaction
	for which Soft Dollar	Soft Dollar
Account	Commissions were paid	Commissions Paid

Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby an Account may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit an Account from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Account could purchase in the underwritings. The Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.

The Board has approved procedures that permit an Account to effect a purchase or sale transaction between the Account and any other affiliated mutual fund or between the Account and affiliated persons of the Account under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.

The Board has also approved procedures that permit an Account’s sub-advisor to place portfolio trades with an affiliated broker under circumstances prescribed by SEC Rules 17e-1 and 17a-10. The procedures require that total commissions, fees, or other remuneration received or to be received by an affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable time period. The Board receives quarterly reports of all transactions completed pursuant to the Account’s procedures.

Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.

The Board has approved procedures whereby an Account may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to an Account. It provides a way to gain control over the commission expenses incurred by an Account’s Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. An Account can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Accounts may participate in a program through a relationship with Frank Russell Securities, Inc. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Accounts.

The following table shows the brokerage commissions paid during the periods indicated.
	Total Brokerage Commissions Paid
	for Periods ended December 31
Account	2008	2007	2006
Asset Allocation		$21,941	$14,456
Balanced		113,233	127,011
Bond & Mortgage Securities		20,780	0
LargeCap Value		575,706	494,187
Diversified International		2,289,939	1,355,357
LargeCap Growth I		251,095	258,008
Equity Income		601,005	N/A
LargeCap Growth		808,948	271,278
International Emerging Markets		1,384,577	728,373
International SmallCap		865,035	872,866
LargeCap Blend II		490,490	167,835
LargeCap S&P 500 Index		15,042	10,996
LargeCap Value III		61,114	62,195
MidCap Blend		299,014	493,827
MidCap Growth I		135,473	180,936
MidCap Stock		69,953	N/A
MidCap Value II		219,280	293,679
Real Estate Securities		349,868	149,463
SmallCap Blend		156,020	398,512
SmallCap Growth II		417,582	197,944
SmallCap Value I		254,841	182,235
West Coast Equity		79,225	N/A

The primary reasons for changes in several Accounts’ brokerage commissions for the three years were changes in Account size; changes in market conditions; and changes in money managers of certain Accounts, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

Certain broker-dealers are considered to be affiliates of the Fund: (Updated table to be included in Amendment Filing)

Brokerage Commissions
were Paid to the Following	Sub-Advisor Employed by
Broker-Dealers who are	Principal Investors		Principal Variable Contracts
Affiliated	Fund or Principal Variable	Principal Funds, Inc. Advised by Sub-	Account Advised
with the Sub-Advisor	Contracts Fund	Advisor	by Sub-Advisor
Goldman Sachs & Co.; Goldman	Goldman Sachs Asset	Partners LargeCap Blend I
Sachs Execution & Clearing, LP	Management LP	and Partners	N/A
MidCap Value I
B-Trade Services, LLC; BNY Capital		Partners LargeCap
Markets, Inc.; BNY Brokerage, Inc.;	BNY Investment Advisors	Growth II and	N/A
Pershing, LLC		Partners LargeCap Value

Morgan Stanley
	Investment Management	California Municipal and
Dean Witter Reynolds, Inc.; Morgan	Inc. (doing	Tax-Exempt Bond
Stanley & Co. Inc.	business as Van Kampen)	I	Asset Allocation
Fidelity Brokerage Services, LLC;	Pyramis Global Advisors,
National Financial Services, LLC	LLC	Partners International	N/A
	American Century	Partners LargeCap
	Investment Management,	Growth II and
JP Morgan Cazenove Limited	Inc.	Partners LargeCap Value II	Equity Value
High Yield, Partners Global
	J.P. Morgan Investment	Equity and
JP Morgan Cazenove Limited	Management, Inc.	Partners SmallCap Value I	Equity Value
	American Century	Partners LargeCap
	Investment Management,	Growth II and
JP Morgan Securities	Inc.	Partners LargeCap Value II	Equity Value
High Yield, Partners Global
	J.P. Morgan Investment	Equity and
JP Morgan Securities	Management, Inc.	Partners SmallCap Value I	Equity Value
Lehman Brothers, Inc.; Neuberger	Neuberger Berman
Berman, LLC	Management Inc.	Partners MidCap Value	MidCap Value
Partners LargeCap Value
Sanford C. Bernstein		and Partners
& Co., LLC	AllianceBernstein L.P.	SmallCap Growth I	LargeCap Value
LargeCap Growth, MidCap
Growth and
Spectrum Asset		Partners SmallCap Growth
Management, Inc.	Columbus Circle Investors	III	Growth
Equity Income I, High Yield
II,
Income, MidCap Stock,
		Mortgage	Equity Income I, Income,
		Securities, Short-Term	MidCap Stock,
		Income, Strategic	Mortgage Securities, Short-
		Asset Management	Term Income, Strategic
Spectrum Asset	Edge Asset Management,	Portfolios and West	Asset Management Portfolios,
Management, Inc.	Inc.	Coast Equity	West Coast Equity
Bond & Mortgage
Securities, Disciplined
LargeCap Blend,
Diversified
International, Government
& High Quality
Bond, Inflation Protection,
International Emerging
Markets,
International Growth,
LargeCap S&P 500
Index, LargeCap Value,
		MidCap Blend;	Balanced, Bond, Capital Value,
		MidCap S&P 400 Index,	Diversified
		MidCap Value,	International, Government &
		Money Market, Principal	High Quality Bond,
		LifeTime Funds,	International Emerging
		Short-Term Bond,	Markets, International
		SmallCap Blend,	SmallCap, LargeCap Stock
		SmallCap Growth,	Index, MidCap, Money
		SmallCap S&P 600 Index,	Market, Principal LifeTime
Spectrum Asset	Principal Global Investors,	SmallCap Value, Ultra Short	Accounts, Short-Term
Management, Inc.	LLC	Bond	Bond, SmallCap

Global Real Estate
Spectrum Asset	Principal Real Estate	Securities and Real
Management, Inc.	Investors, LLC	Estate Securities	Real Estate Securities
Spectrum Asset
Spectrum Asset	Management, Inc.	Preferred Securities	N/A
Management, Inc.
	UBS Global Asset	Partners LargeCap Value I
UBS Financial Services, Inc.; UBS	Management (Americas)	and Partners
Securities LLC	Inc.	SmallCap Growth II	SmallCap Growth

Brokerage commissions paid to affiliates during the periods ending December 31 were as follows:

TO BE FILED BY AMENDMENT

Material differences, if any, between the percentage of an Account’s brokerage commissions paid to a broker and the percentage of transactions effected through that broker reflect the commissions rates the sub-advisor has negotiated with the broker. Commission rates a sub-advisor pays to brokers may vary and reflect such factors as the trading volume placed with a broker, the type of security, the market in which a security is traded and the trading volume of that security, the types of services provided by the broker (i.e. execution services only or additional research services) and the quality of a broker’s execution.

Allocation of Trades by the Sub-Advisors and Sub-Sub-Advisors

Each Sub-Advisor and Sub-Sub-Advisor manages a number of accounts other than the Account’s portfolios. Each has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and ensures that all clients are treated fairly and equitably.

Investments the Sub-Advisor or Sub-Sub-Advisor deems appropriate for the Account’s portfolio may also be deemed appropriate by it for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Account’s portfolio and other accounts. In such circumstances, the Sub-Advisor or Sub-Sub-Advisor may determine that orders for the purchase or sale of the same security for the Account’s portfolio and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the Sub-Advisor or Sub-Sub-Advisor to be equitable and in the best interests of the Account portfolio and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Account believes that its participation in such transactions on balance will produce better overall results for the Account.

PRICING OF FUND SHARES

Each Account’s shares are bought and sold at the current net asset value (“NAV”) per share. Each Account’s NAV for each class is calculated each day the New York Stock Exchange (“NYSE”) is open, as of the close of business of the Exchange (normally 3:00 p.m. Central Time). The NAV of Account shares is not determined on days the NYSE is closed (generally, New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received in proper form.

For all Accounts except the Money Market Account, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares owned in that class.

In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price.

Municipal securities held by the Accounts are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Accounts and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers.

Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Each Account will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Board of Directors.

A Fund’s securities may be traded on foreign securities markets that close each day prior to the time the NYSE closes. In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that impact a particular foreign market or markets. A significant event can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of a Fund investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board of Directors as may from time to time be necessary.

Money Market Account

The share price of shares of the Money Market Account is determined at the same time and on the same days as the Accounts described above. All securities held by the Money Market Account are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Account assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

Use of the amortized cost valuation method by the Money Market Account requires the Account to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Account invests only in obligations determined by the Directors to be of high quality with minimal credit risks.

The Board of Directors has established procedures for the Money Market Account designed to stabilize, to the extent reasonably possible, the Account’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds ½ of 1%, the Board of Directors promptly considers what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, it takes such corrective action as it regards as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Account may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

MULTIPLE CLASS STRUCTURE

The Board of Directors has adopted a multiple class plan (the Multiple Class Plan) pursuant to SEC Rule 18f-3. Each Account offers Class 1 shares. The Accounts that offer Class 2 shares are identified in the chart included under the heading “Fund History.”

Distributor

Principal Funds Distributor, Inc. (“PFD”), a Washington corporation, serves as the Distributor for the Fund’s Class 1 and Class 2 share classes on a continuous basis. PFD is a registered broker-dealer under the Securities and Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

PFD is located at 1100 Investment Boulevard, El Dorado Hills, CA 95762-5710.

PFD serves as distributor to the Fund pursuant to a Distribution Agreement (“Distribution Agreement”), which provides that the Fund will pay all fees and expenses in connection with (1) the preparation and filing of registration statements (2) necessary state filings (3) preparation and distribution of prospectuses and shareholder reports to current shareholders, tax information, notices, proxy statements and proxies, (4) preparation and distribution of dividend and capital gain payments to shareholders, (5) issuance, transfer, registry and maintenance of open account charges and (6) communication with shareholders concerning these items. The Fund will also pay taxes including, in the case of redeemed shares, any initial transfer taxes unpaid. PFD will assume responsibility for (or will enter into arrangements providing for the payment of) the expense of printing prospectuses used for the solicitation of new accounts of the Fund. PFD will also pay (or will enter into arrangements providing for the payment of) the expenses of other sales literature for the Fund as well as other expenses in connection with the sale and offering for sale of Fund shares.

Pursuant to the Distribution Agreement, PFD acts as an agent of the Fund in connection with the sale of Fund shares in the various states PFD is qualified as a broker-dealer. PFD accepts orders for Fund shares at net asset value. Other than a 12b-1 fees paid to PFD with respect Class 2 shares, no compensation is paid to PFD.

The following 12b-1 payments were made to Princor Financial Services Corporation (the Distributor for this time period) for the period ending December 31, 2008:

12b-1 Fees for the
Periods Ended
Account	December 31, 2008*
Diversified International
Equity Income
LargeCap Growth
Income
LargeCap Blend II
MidCap Stock
Money Market
Mortgage Securities
Real Estate Securities
SAM Balanced
SAM Conservative Balanced
SAM Conservative Growth
SAM Flexible Income
SAM Strategic Growth
Short-Term Income
SmallCap Growth II
SmallCap Value I
West Coast Equity

*Amounts in thousands.

The Class 1 and Class 2 shares are available without any front-end sales charge or contingent deferred sales charge.

Rule 12b-1 Fees /Distribution Plans and Agreements

Class 2 shares of the Fund are subject to a Distribution Plan and Agreement (described below) sometimes referred to as a Rule 12b-1 Plan. Rule 12b-1 permits a fund to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors and initial shareholders of the Class 2 shares have approved and entered into a Distribution Plan and Agreement. The Fund believes the Distribution Plan and Agreement will be beneficial as it may position the Fund to be able to build and retain assets which will, in turn, have a positive effect on total expense ratios and provide flexibility in the management of the Fund by reducing the need to liquidate portfolio securities to meet redemptions. The Fund also believes the Plan will encourage registered representatives to provide ongoing servicing to the shareholders.

In adopting the Plan, the Board of Directors (including a majority of directors who are not interested persons of the Fund (as defined in the 1940 Act), hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the Plan would benefit the Accounts and the shareholders of the affected class. Pursuant to Rule 12b-1, information about revenues and expenses under the Plan is presented to the Board of Directors each quarter for its consideration in continuing the Plan. Continuance of the Plan must be approved by the Board of Directors, including a majority of the independent directors, annually. The Plan may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the Plan may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The Plan may be terminated upon a vote of a majority of the independent directors or by vote of a majority of the outstanding voting securities of the affected class.

Payments under the 12b-1 plans will normally be made for accounts that are closed to new investors.

The Plan provides that each Account makes payments to the Distributor from assets of the Class 2 shares to compensate the Distributor and other selling dealers, various banks, broker-dealers, and other financial intermediaries, for providing certain services to the Account. Such services may include:

  formulation and implementation of marketing and promotional activities;
  preparation, printing, and distribution of sales literature;
  preparation, printing, and distribution of prospectuses and the Account reports to other than existing shareholders;
  obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
  making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
  providing training, marketing, and support with respect to the sale of shares.

The Account pays the Distributor a fee after the end of each month at an annual rate of 0.25% of the daily net asset value of the assets attributable to the Class 2 shares.

The Distributor may remit on a continuous basis up to 0.25% to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

At least quarterly, the Distributor will provide to the Fund’s Board of Directors, and the Board will review, a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

If the Distributor’s actual expenses are less than the Rule 12b-1 fee it receives, the Distributor is entitled to retain the full amount of the fees.

TAX STATUS

It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it is exempt from federal income tax upon the amount so distributed to investors. If an Account fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions of the Account in the manner they were received by the Account.

For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, an Account must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An Account may elect out of such tax treatment, however, for a futures or options position that is part of an “identified mixed straddle” such as a put option purchased by the Account with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Account has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

The 1986 Tax Reform Act imposes an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act’s requirements and to avoid this excise tax.

PORTFOLIO HOLDINGS DISCLOSURE

A mutual fund and its investment adviser may disclose information regarding the Account’s portfolio securities only in a manner consistent with the antifraud provisions of the federal securities laws and applicable fiduciary duties. Divulging non-public portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty to not trade on the non-public information.

The Fund files a schedule of portfolio investments with the SEC on Form N-Q within 60 days after the end of the Fund’s first and third fiscal quarters, and in connection with the N-CSR filing after the close of its second and fourth fiscal quarters. The portfolio information included in these filings is as of the last calendar day of the respective fiscal quarter. The information is public information upon filing with the SEC. It is the Fund’s policy to disclose only public information regarding portfolio holdings, except as described below.

Policy. The Fund and Principal have adopted a policy of disclosing non-public portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

1)	Daily to the Fund’s portfolio pricing services, FT Interactive Data Corporation, to obtain prices for portfolio securities;
2)	Upon proper request to government regulatory agencies or to self regulatory organizations;
3)	As needed to Ernst & Young LLP, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young LLP to the Fund;
4)	To the sub-adviser’s proxy service providers (Automatic Data Process, Glass Lewis & Co., and, Risk Metrics Group) to facilitate voting of proxies; and
5)	To the Account’s custodian, the Bank of New York Mellon, in connection with the services provided by the custodian to the Account.

The Account is also permitted to enter into arrangements to disclose portfolio holdings to other third parties in connection with the performance of a legitimate business purpose if such third party agrees in writing to maintain the confidentiality of the information prior to the information being disclosed. Any such written agreement must be approved by an officer of the Fund, the Manager or the Account’s sub-advisor. Approval must be based on a reasonable belief that disclosure to such other third party is in the best interests of the Account’s shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund’s Chief Compliance Officer (“CCO”) must approve such disclosure, in writing before it occurs. Such third parties currently include:

AIG Sunamerica Life Assurance Company	Farmers New World Insurance Company	Principal Life Insurance Company
American General Life Insurance Cmpany	Financial Tracking	Russell Implementation Services
Bloomberg, LP	First SunAmerica Life Insurance Company	R.R. Donnelley and Sons Company
Check Free Investment Services	Frank Russell Securities, Inc.	Standard Insurance Company
Confluence Technologies, Inc.	Frank Russell Company	TIAA-CREF Life Insurance Company
Depository Trust Co.	Hub Data	The Washington Mutual, Inc. Plan
Eagle Investment Systems	Investment Company Institute	Administration Committee
EzE Castle Software LLC	Mellon Analytical Solutions	Vestek
FactSet Research Systems	Plexus Plan Sponsor Group

Any agreement by which any Account or any party acting on behalf of the Fund agrees to provide Account portfolio information to a third party, other than a third party identified in the policy described above, must be approved prior to information being provided to the third party, unless the third party is a regulator or has a duty to maintain the confidentiality of such information and to refrain from using such information to engage in securities transactions. A written record of approval will be made by the person granting approval.

The Fund may also disclose to Edge, non-public portfolio holdings information relating to the underlying Accounts in which the SAM portfolios invest to facilitate Edge’s management of the portfolios. Edge may use Underlying Fund portfolio holdings information of fund managed by unaffiliated advisory firms solely for the purpose of managing the SAM portfolios.

The Fund’s non-public portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party receive compensation in connection with the disclosure of Fund portfolio information. The Fund’s CCO will periodically, but no less frequently than annually, review the Fund’s portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund’s Board of Directors. In addition, the Fund’s Board of Directors must approve any change in the Fund’s portfolio holdings disclosure policy that would expand the distribution of such information.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has adopted a policy delegating to the Fund’s Manager or Sub-Advisor, as appropriate, authority to vote proxies relating to the portfolio securities held in each Account, with the Board exercising continuing oversight of the exercise of the delegated authority. The Manager or Sub-Advisor follows its own proxy voting policies and procedures. A copy of each Sub-Advisor’s proxy voting policies and procedures is included in Appendix B. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.

The Principal LifeTime Accounts and SAM Portfolios invest in shares of other Accounts. The Manager is authorized to vote proxies related to the underlying funds. If an underlying fund holds a shareholder meeting, in order to avoid any potential conflict of interest, the Manager will vote shares of such fund on any proposal submitted to the fund’s shareholders in the same proportion as the votes of other shareholders of the underlying fund.

Principal Life votes each Account’s shares allocated to each of its separate accounts registered under the 1940 Act and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants, and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating in that separate account. Principal Life will vote the shares based upon the instructions received from contract owners, regardless of the number of contract owners who provide such instructions. A potential effect of this proportional voting is that a small number of contract owners may determine the outcome of a shareholder vote if only a small number of contract owners provide voting instructions. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Account’s shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right. Shares held by retirement plans are voted in accordance with the governing documents of the plans.

Information regarding the Fund’s proxy voting record for the 12 month period ended June 30, 2007, is available, without charge, upon request by calling 1-800-852-4450 or on the SEC website at http://www.sec.gov.

GENERAL INFORMATION

The Distributor may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the Fund during a specific period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Fund’s shares or the amount that any particular Account receives as the proceeds from such sales. Dealers may not use sales of the Fund’s shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

LargeCap S&P 500 Index Account only

The Account is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to Account shareholders or any member of the public regarding the advisability of investing in securities generally or in the Account particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Account. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Account shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices of the Account or the timing of the issuance or sale of the Account or in the determination or calculation of the equation by which the Account is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Account.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, ACCOUNT SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FINANCIAL STATEMENTS

To be filed by amendment.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Information in this section is as of December 31, 2008 unless otherwise noted.

Advisor: Principal Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Compensation is predominantly composed of salary. Salary is reviewed annually. Annual bonus is driven primarily by company and business unit performance. Fund performance is taken into account when determining bonuses. No part of salary, bonus, or retirement plan compensation is tied to asset levels.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: AllianceBernstein Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Investment Professional Conflict of Interest Disclosure

As an investment adviser and fiduciary, the Adviser owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading. The Adviser has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of the Adviser own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, the Adviser permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. The Adviser’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by the Adviser. The Code also requires preclearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The Adviser has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account.

The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, the Adviser’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities. The Adviser has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at the Adviser routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

The Adviser’s procedures are also designed to prevent potential conflicts of interest that may arise when the Adviser has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which the Adviser could share in investment gains.

To address these conflicts of interest, the Adviser’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

Portfolio Manager Compensation

The Adviser’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus: The Adviser’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, the Adviser considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of the Adviser. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. The Adviser also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under the Adviser’s Partners Compensation Plan (“deferred awards”): The Adviser’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or the Adviser terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of the Adviser’s clients and mutual fund shareholders with respect to the performance of those mutual funds. The Adviser also permits deferred award recipients to allocate up to 50% of their award to investments in the Adviser’s publicly traded equity securities.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Compensation for Portfolio Managers and Analysts

Compensation for our investment professionals typically consists of base salary and incentive compensation. The bonus pool is a function of the firm’s pre-tax, pre-bonus profitability and is allocated by the firm’s Compensation Committee. The firm requires that approximately 40% of annual incentive compensation for the professional staff be taken in deferred form with four-year vesting and that at least half of this amount be placed in the firm's investment services. Total compensation packages are competitive by industry standards. The mix of remuneration elements varies according to the seniority of employees.

More specifically, as far as the compensation of our analysts is concerned, chief investment officers, senior portfolio managers and directors of research from all parts of the world evaluate the performance of our firm’s analysts. The results are used as a basis for pay awards. Three main criteria are used to evaluate our growth equity and fixed income analysts: the performance of their research recommendations and their advocacy of those recommendations; the quality of their research; and their productivity. Three main criteria are used to evaluate our value equity analysts: the analyst’s breadth and depth of research knowledge; the level of attentiveness to forecasts and market movements; and the quantitative review of productivity. Regarding portfolio management compensation, pay levels are determined using a combination of objective performance measures (such as unit profitability and corporate performance) and more subjective factors. In the latter area, we make an assessment of contribution made by the individual to our clients’ performance and to the firm. Considerations include: the individual’s involvement in the research process and in other aspects of portfolio management; his or her success in establishing and maintaining client relationships; ability to attract talent and build a team of staff; and managerial skills.

The firm continues to review ways to best align portfolio manager and analyst compensation with client investment returns. We will continue to make revisions to our policies in this area as we deem appropriate.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: CCI Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Columbus Circle Investors seeks to maintain a competitive compensation program based on investment management industry standards to attract and retain superior investment professionals. Compensation structure is comprised of the following:

  Base Salary. Each portfolio manager is paid a fixed base salary, which varies among portfolio managers depending on the experience and responsibilities of the portfolio manager. The firm’s goal is to maintain competitive base salaries through an annual review process, which includes an analysis of industry standards, market conditions, and salary surveys.
  Bonus. Each portfolio manager is eligible to receive an annual bonus. Targeted bonus amounts vary among portfolio managers based on the experience level and responsibilities of the portfolio manager. Bonus compensation is based upon the performance of the investment strategy for which the portfolio manager is responsible and the role the portfolio manager plays in that performance, plus the value to the firm that the strategy the portfolio manager has provided. Value to the firm is related to the assets under management that employ the portfolio manager’s strategy as well as the part that success and the portfolio manager personally play in overall firm success. Portfolio managers who are partners receive quarterly bonus compensation based upon overall revenue generated by the products for which they are responsible.
  Equity Payments. Portfolio managers who are partners of CCI receive quarterly distributions based upon their equity ownership share and firm profitability. We believe this structure allows us to retain highly qualified portfolio managers, as it provides the opportunity to share directly in the success of the business.

Each portfolio manager is eligible to participate in a competitive benefits package including health and retirement benefits [in the form of a 401(k) plan], which are available to all of Columbus Circle employees.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Edge Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Edge Asset Management, Inc. believes that its Portfolio Managers should be compensated primarily based on their success in helping investors achieve their goals. Portfolio Managers employed by Edge Asset Management, Inc. receive a fixed salary as well as incentive-based compensation. Salary is based on a variety of factors, including seniority. A national survey of compensation for investment advisers is used as a reference when determining salary.
incentive-based portion of the Portfolio Managers’ compensation is determined by an evaluation of their professional performance and investment performance. Professional performance is assessed by reference to a Portfolio Manager’s satisfaction of goals such as those related to compliance, team contribution, and quality and intensity of research, and is inherently subjective. Investment performance is based on a comparison of the Portfolio Manager’s investment performance with the performance of peer groups as determined by Lipper, Inc. Each Portfolio Manager’s performance is based on the percentile rankings of the Principal Investors Fund,
(“PIF”) or PIF SAM Fund for which the manager is primarily responsible as well as the PIF SAM Fund to whose management the manager contributes, with the performance of the primary PIF Funds or PIF SAM Fund being weighted more heavily. Incentive compensation can be targeted up to 125% of a portfolio manager’s total compensation.
In addition, Portfolio Managers may receive additional compensation in the form of long-term incentive awards, depending on the position, either non-qualified stock option grants or a combination of performance shares and options to eligible participants who obtain high performance levels in the preceding year. The grant is based on the preceding year’s performance. Participation each year will depend on individual performance levels. Actual number of options granted will be based on level of performance. All Portfolio Managers are eligible to participate in the firm’s standard employee health and welfare programs, including retirement.

Although the Anchor Series Trust Asset Allocation Portfolio is managed similarly to other accounts managed by Edge Asset Management, Inc., Portfolio Manager compensation is not based on the investment performance of the Anchor Series Trust Asset Allocation Portfolio.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Emerald Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan.
first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm’s Compensation Committee (which includes members of Emerald’s board of directors) can adjust an individual’s salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey.
second stage is a quarterly Bonus Plan that keys job performance to eligibility and amount. The “firm-wide”
component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm’s performance and was adopted beginning in 2000. Bonuses can range from zero to 300% of base salaries. If the firm’s performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating area: Portfolio Management, Research, Marketing and Operations.
Finally, each unit’s Managing Director assigns specific employee bonus amounts from the eligible pool, based on quarterly performance reviews and the manager’s relative performance against the comparable index for rolling Quarter, Year, and Five Year periods.

Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that we have consistently retained its key senior management staff over the long-term.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Essex Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Essex is not aware of any material conflicts of interest in connection with the PM’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to question 1, on the other. Moreover, Essex has established written policies and procedures relating to its investment management and trading practices, including its trade allocation practices, as part of Essex's internal controls in order to prevent such conflicts of interest from arising.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The professionals at Essex are compensated by a three-tiered approach. First, all of the investment professionals have industry-competitive base salaries and receive a percentage of the firm's profits through a profit-sharing/ pension plan. Second, Essex's professionals receive a year-end bonus based on their personal performance and Essex's composite performance relative to our peers and benchmark. Third, Essex offers a competitive benefit package including comprehensive family health coverage.

Essex’s yearly investment performance drives the portfolio managers’ incentive portion (“bonus”) of their compensation package. The portfolio managers’ bonus is based on their respective portfolios' absolute, relative, and risk-adjusted performance. Sixty percent of the evaluation is based on performance of the portfolios and 40% is based on teamwork, communication, and other subjective criteria. We also incent them on their 1,2 and 3 year performance track record.

As an added retention mechanism, Essex offers ownership to both existing and prospective employees. The current ownership structure allows Essex to capitalize a portion of its free cash flow each year and transform it into stock ownership. Essex envisions granting ownership as an additional incentive to the employees who contribute the greatest to the firm's future success.

Finally, Essex is committed to using a fundamental team approach and culture that encourages continuity among its investment professionals and makes a conscious effort to reward its team members accordingly.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Jacobs Levy Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The Portfolio Managers manage, and are investors in, vehicles that trade securities simultaneously with client accounts. Trade allocation among these accounts and client accounts, including the fund, is a potential conflict of interest. Our portfolio optimizer generates our trade programs. Traders do not have discretion to add securities or accounts to the trade program. The full allocation for all accounts across all strategies is determined prior to placing the order. In the event the order is only partially completed, a daily allocation is done on a fair basis, either pro rata or random, at the average price for the day with preference given to short covers over long purchases and long sales over short sales in the same security. Allocation by account of actual shares traded is provided to the broker at the end of the day’s trading. This procedure treats all participating accounts across all strategies equitably with respect to the executed trade. External legal counsel has reviewed our trade allocation procedures, which are also stated in our Form ADV, and concur that these procedures adequately address the potential conflict of interest issue.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Each portfolio manager receives a fixed salary and a percentage of the profits of the firm, which is based upon the portfolio manager’s ownership interest in the firm. The firm’s profits are derived from the fees it receives from client accounts. For most client accounts, the firm receives a fee based upon a percentage of assets under management (the “Basic Fee”). For some accounts, the firm receives a fee that is adjusted based upon the performance of the account compared to a benchmark. The type of performance adjusted fee, the measurement period for the fee and the benchmark vary by client. Common benchmarks include the S&P 500, Russell 1000, Russell 2000 and Russell 3000. In some cases, the Basic Fee is adjusted based upon the trailing returns (e.g., annualized trailing 12 quarter returns) of the account relative to an annualized benchmark return plus a specified number of basis points. In other cases, the firm receives the Basic Fee and a percentage of the profits in excess of a benchmark plus a specified number of basis points.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: J.P. Morgan Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds, to the JPMorgan SmartRetirement Funds (the “JPMorgan SmartRetirement Funds”) and to the Investor Funds. The JPMorgan SmartRetirement Funds and the Investor Funds and certain other Funds (“Investing Funds”) may invest in shares of the Funds (other than the Investing Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the Investing Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the Investing Funds among the Funds. Purchases and redemptions of Fund shares by an Investing Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by an Investing Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. In addition, the portfolio managers of the Investing Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures that seek to manage conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain statistical arbitrage accounts may vary, particularly because for at least six statistical arbitrage accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain statistical arbitrage accounts over others, resulting in other accounts outperforming the Fund. HCM does not aggregate or allocate trades with or among other accounts but rather each statistical arbitrage account uses a dedicated clearing broker to route trade orders to electronic communication networks. However, HCM believes that these risks are mitigated by the fact that investment decisions for each of the statistical arbitrage accounts advised by HCM are made through an automated system, and not by any one individual, which processes each account’s transactions independent of those for the other accounts and if manual intervention is required, it is applied consistently across similar statistical arbitrage accounts.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds. HCM does not grant restricted stock awards to its portfolio managers.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Mellon Capital Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

There are no conflicts of interest.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The primary objectives of the Mellon Capital Management Corporation’s (“Mellon Capital’s”) compensation plans are to:

  Motivate and reward continued growth and profitability
  Attract and retain high-performing individuals critical to the on-going success of Mellon Capital
  Motivate and reward strong business/investment performance
  Create an ownership mentality for all employees

The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional’s base salary is determined by the employees’ experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). These targets are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.

All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in Mellon Capital’s net income.

Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.

Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: PGI (Equity Portfolio Managers) Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300% of actual base earnings, depending on job level.

  Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.
  Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
  Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

As a wholly-owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: PGI (Fixed Income Portfolio Managers)
Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score.

  Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate
  Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
  Versus the peer group, incentive payout starts at 55th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods.

As a wholly owned subsidiary of Principal Financial Group, some Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Principal - REI Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based,

for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Principal Global Investors offers all employees a competitive salary and incentive compensation plan that is evaluated annually. Percentages of base salary versus performance bonus vary by position but are based on nationally competitive market data and are consistent with industry standards. Total cash compensation is targeted at the median of the market and benefits are targeted slightly above median. The investment staff is compensated under a base salary plus variable annual bonus (incentive compensation). The incentive compensation plan for equity portfolio managers is 90% weighted to investment performance and 10% weighted to Principal Global Investors annual performance score. The incentive bonus for equity portfolio managers ranges from 150% to 300% of actual base earnings, depending on job level.

  Investment performance is based on gross performance versus a benchmark, peer group or both, depending on the client mandate.
  Performance versus peers is measured for a period up to three years (shorter if the portfolio manager has managed the respective portfolio for a period less than three years).
  Versus the peer group, incentive payout starts at 54th percentile and reaches 100% at the 25th percentile for the 1, 2, and 3-year periods. 3.33% of incentive payout is achieved at 54th percentile. No payout is realized if performance is at or below 55th percentile.

As a wholly-owned subsidiary of Principal Financial Group, all Principal Global employees are eligible to participate in our Employee Stock Purchase Plan that allows them to purchase company stock at a 15% discount each quarter. In addition, through our 401(k) plan, employees are able to contribute to an Employee Stock Ownership Plan (ESOP) through which they can buy additional company stock.

Ownership of Securities

2. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Spectrum Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

None

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Spectrum professionals are paid a base salary as well as quarterly and year-end performance bonuses. The performance bonuses are based on overall firm revenues (25% weighting), assets under management (25%), and individual performance and contributions to the investment team (50%). The performance bonuses may comprise up to 90% of an individual’s total compensation.

Salaries of our senior executive and investment staff are benchmarked against national compensation levels of asset management firms and the bonus is driven by investment performance and factors described earlier, such that top quartile fund performance generates top quartile compensation.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: T. Rowe Price Other Accounts Managed Conflicts of Interest

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds, and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the “Portfolio Manager’s Compensation” section, our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see T. Rowe Price’s Form ADV for more information on our brokerage and trade allocation policies.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured.

  Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
  Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

Portfolio manager compensation is based partly on performance. Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Blend), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: UBS Global AM Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

The portfolio management team's management of a Fund and other accounts could result in potential conflicts of interest if the Fund and other accounts have different objectives, benchmarks and fees because the portfolio management team must allocate its time and investment expertise across multiple accounts, including the Fund. A portfolio manager and his or her team manage a Fund and other accounts utilizing a model portfolio approach that groups similar accounts within a model portfolio. The Advisor manages accounts according to the appropriate model portfolio, including where possible, those accounts that have specific investment restrictions. Accordingly, portfolio holdings, position sizes and industry and sector exposures tend to be similar across accounts, which may minimize the potential for conflicts of interest.

If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account or model portfolio, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible model portfolios and accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio trades across multiple accounts to provide fair treatment to all accounts.

The management of personal accounts by a portfolio manager may also give rise to potential conflicts of interest. The Advisor and the Trust have adopted Codes of Ethics that govern such personal trading but there is no assurance that the Codes will adequately address all such conflicts.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.

• Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.

The compensation received by the portfolio managers at UBS Global Asset Management, including the Funds' portfolio managers, includes a base salary and incentive compensation, as detailed below. UBS Global Asset Management's compensation and benefits programs are designed to provide its investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of the investment professionals with the interests of UBS Global Asset Management's clients. Overall compensation can be grouped into three categories:

  [ Competitive salary, benchmarked to maintain competitive compensation opportunities.
  [ Annual bonus, which is discretionary and tied to individual contributions and investment performance.
  [ UBS equity awards, promoting company-wide success and employee retention.

Base salary is fixed compensation used to recognize the experience, skills and knowledge that the investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are discretionary and correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. UBS Global Asset Management strongly believes that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio pre-tax performance closely aligns the investment professionals' interests with those of UBS Global Asset Management's clients. Each portfolio manager's bonus is based on the performance of each Fund the portfolio manager manages as compared to the Fund's broad-based index over a three-year rolling period.

UBS AG Equity. Senior investment professionals, including each portfolio manager of the Funds, may receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. UBS Global Asset Management believes that this reinforces the critical importance of creating long-term business value and also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus." This long-term incentive program gives employees the opportunity to purchase UBS AG stock with after-tax funds from their bonus and/or salary. Two UBS AG stock options are given for each share acquired and held for two years. UBS Global Asset Management feels this engages its employees as partners in the firm's success, and helps to maximize its integrated business strategy.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Van Kampen Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Conflicts of Interests. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
PORTFOLIO MANAGER COMPENSATION STRUCTURE
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.
BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the of their position with the Investment Adviser.
DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.
Discretionary compensation can include:
• Cash Bonus.
• Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of year-end compensation into restricted stock units or other awards based on Morgan Stanley stock or other investments that are subject to vesting and other conditions.
• Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of year-end compensation and notionally invests it in designated funds advised by the Investment

  Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.
  Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

  Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.
  Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
  Contribution to the business objectives of the Investment Adviser.
  The dollar amount of assets managed by the portfolio manager.
  Market compensation survey research by independent third parties.
  Other qualitative factors, such as contributions to client objectives.
  Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager iSAMember.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

Sub-Advisor: Westwood Other Accounts Managed

Total Assets of the
		Number of	Accounts that
	Total Assets	Accounts that	base the
Total	in the	base the Advisory	Advisory Fee
Number of	Accounts	Fee on	on Performance
Accounts	(in $ millions)	Performance	(in $ millions)

Conflicts of Interest

• A description of any material conflicts of interest that may arise in connection with the Portfolio Manager’s management of the Fund’s investments, on the one hand, and the investments of the other accounts included in response to this question, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

Conflicts of Interests. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, Westwood has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Westwood’s trade allocation policy is to aggregate client transactions, including the Funds’, where possible when it is believed that such aggregation may facilitate Westwood’s duty of best execution. Client accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. Westwood generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. Westwood’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). Westwood prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.

Compensation

1.	Describe the structure of, and the method used to determine, the compensation of each Portfolio
For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans arrangements), describe with specificity the criteria on which that type of compensation is based, example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund or after-tax performance over a certain time period, and whether (and, if so, how) compensation is on the value of assets held in the Fund's portfolio. For example, if compensation is based solely in part on performance, identify any benchmark used to measure performance and state the length of period over which performance is measured.
Compensation includes, without limitation, salary, bonus, deferred compensation, and pension and retirement plans and arrangements, whether the compensation is cash or non-cash. Group life, health, hospitalization, medical reimbursement, relocation, and pension and retirement plans and arrangements may be omitted, provided that they do not discriminate in scope, terms, or operation in favor of the Portfolio Manager or a group of employees that includes the Portfolio Manager and are available generally to all salaried employees. The value of compensation is not required to be disclosed.
Include a description of the structure of, and the method used to determine, any compensation received by the Portfolio Manager from the Fund, the Fund’s investment adviser, or any other source with respect to management of the Fund and any other accounts included in this questionnaire. This description must clearly disclose any differences between the method used to determine the Portfolio Manager’s compensation with respect to the Fund and other accounts, e.g., if the Portfolio Manager receives part of an advisory fee that is based on performance with respect to some accounts but not the Fund, this must be disclosed.
Westwood’s compensation package includes base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package for all employees, including those involved in the product. Westwood annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels the compensation committee deems to be commensurate with similar companies in the asset management industry.
Percentages for each component of compensation are variable. Cash bonus awards are determined at year-end.
firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted each February and vest over a four-
period from the date of grant. As employees remain with Westwood, restricted stock grants can become meaningful components of their wealth creation, and due to the public nature of the share pricing, can be more visible and tangible to the grantee. Therefore, the granting of restricted stock not only serves as an effective tool in retaining talented individuals, it also serves as an effective tool in attracting other talented, seasoned professionals. As owners, our employees' interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together.

In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Traders are evaluated on qualitative factors as well as quantitative factors, which include accuracy and execution of trading orders.

The analyst and portfolio manager cash bonus pool is determined by the firm's success, which is directly linked to total fund performance. In awarding cash bonuses for the investment professionals, we consider composite performance vs. a passive benchmark as well as industry peer group performance. In addition to measuring overall composite performance, we want to recognize and reward individual performance, regardless of timing and buy or sell decisions made by the Portfolio Team. For this reason, we track the individual buy and sell recommendations of each analyst and measure their performance against a predetermined universe of securities representing their assigned sector responsibilities.

Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages including a 401(k) plan with employer matching, are provided to all Westwood employees.

Ownership of Securities

2.	For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000;
$500,001 - $1,000,000; or over $1,000,000. If the Portfolio Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

Dollar Range of
	Funds Managed by Portfolio Manager	Securities Owned by the
Portfolio Manager	(list each fund on its own line)	Portfolio Manager

APPENDIX A Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may
Baa:	possess certain speculative characteristics.
Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B:	Obligations rated B are considered speculative and are subject to high credit risk.
Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery
Ca:	of principal and interest.
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery
C:	of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with “ample margins of protection.” MIG 3 notes are of “favorable quality...but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
II.	Nature of and provisions of the obligation;
III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.
Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal
AAA:	is extremely strong.
Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-rated
AA:	issues only in small degree.
Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated
A:	categories.
Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt
BBB:	in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.
D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this
A:	category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.
This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
A-1:	Issues that possess overwhelming safety characteristics will be given a “+” designation.
Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not
A-2:	as high as for issues designated “A-1.”
Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more
A-3:	vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may
B:	be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety
SP-1:	characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

APPENDIX B
Proxy Voting Policies
The Proxy voting policies applicable to each Account follows.
The order in which the Proxy Voting Policies are arranged is in alphabetical order by Manager and then each Sub-
Advisor.

TO BE FILED BY AMENDMENT

PART C. OTHER INFORMATION Item 23. Exhibits.

(a)	(1) Amendment and Restatement of the Articles of Incorporation (filed 10/24/2000 and 4/27/06)
	(2)	Articles of Amendment (Incorporated by reference from exhibit #1(b)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)
	(3)	(a)	Articles Supplementary (filed 2/13/2002)
		(b)	Articles Supplementary dtd 12/15/03 (filed 2/26/2004)
		(c)	Articles Supplementary dtd 6/14/04 (filed 8/27/04)
		(d)	Certificate of Correction of Articles Supplementary dtd 10/7/04 (filed 2/24/05)
		(e)	Articles Supplementary dtd 12/13/04 (filed 4/29/05)
		(f)	Articles Supplementary dtd 07/07/2006 (Incorporated by reference from exhibit #1(b)(6)to registration statement No. 333-137812 filed on Form N-14 on 10/5/06)
(b)	By-laws (filed 12/31/03)
(c)	N/A

(d)	(1)	(a)	Management Agreement (filed 10/23/97)
		(b)	First Amendment to Management Agreement (filed 2/12/98)
		(c)	Second Amendment to Management Agreement (filed 10/24/00)
		(d)	Third Amendment to Management Agreement (filed 10/24/00)
		(e)	Fourth Amendment to Management Agreement (filed 12/31/03)
		(f)	Amended & Restated Management Agreement (filed 12/31/03)
		(g)	Amended & Restated Management Agreement dtd 3/11/04 (filed 6/15/2004)
		(h)	Amended & Restated Management Agreement dtd 6/14/04 (filed 8/27/04)
		(i)	Amended & Restated Management Agreement dtd 12/13/04 (filed 2/24/05)
		(j)	Amended & Restated Management Agreement dtd 9/30/05 (filed 4/27/06)
		(k)	Amended & Restated Management Agreement dtd 1/4/07 (filed 1/9/07)
		(l)	Amended & Restated Management Agreement dtd 10/31/07 (filed 04/25/08)
	(2)	(a)	Investment Service Agreement (filed 10/23/97)
		(b)	Amended & Restated Investment Service Agreement dtd 4/1/04 (filed 6/15/2004)
	(3)	(a)	Invista Sub-Advisory Agreement (filed 10/23/97)
		(b)	First Amendment to Sub-Advisory Agrmt. (filed 2/12/98)
		(c)	Second Amendment to Sub-Advisory Agrmt. (filed 10/24/00)
		(d)	Third Amendment to Sub-Advisory Agrmt. (filed 10/24/00)

	(e)	6th Amdt. to Sub-Adv. Agreement w/Invista (filed 04/29/02)
	(f)	Amended & Restated Sub-Adv — PGI dtd 4/1/04 (filed 6/15/2004)
	g)	Amended & Restated Sub-Advisory Agreement — PGI dtd 6/30/04(filed 8/27/04)
	h)	Amended & Restated Sub-Advisory Agreement — PGI dtd 3/11/03 (filed 2/24/05)
	(i)	Amended & Restated Sub-Advisory Agreement — PGI dtd 12/13/04 (filed 2/24/05)
	(j)	Amended & Restated Sub-Advisory Agreement — PGI dtd 07/01/2005 (filed 4/27/06)
	(k)	Amended & Restated Sub-Advisory Agreement — PGI dtd 09/12/2005 (filed 4/27/06)
(4)	(a) Morgan Stanley Asset Mgmt. Sub-Advisory Agreement (filed 10/23/97)
	(b)	Amended & Restated Sub-Advisory Agreement — MSAM dtd 6/30/04 (filed 8/27/04)
	(c)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 11/25/03 (filed 2/24/05)
	(d)	Amended & Restated Sub-Advisory Agreement — Morgan Stanley dtd 8/23/04 (filed 2/24/05)
(5)	(a) Dreyfus Corp. Sub-Advisory Agreement (filed 4/13/98)
	(b)	Amended & Restated Sub-Adv. — Dreyfus dtd 11/25/03 (filed 2/26/04)
	(c)	Amended & Restated Sub-Advisory Agreement — The Dreyfus Group dtd 7/1/04 (filed 2/24/05)
	(d)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 12/22/04 (filed 2/24/05)
	(e)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 08/08/2005 (filed 4/27/06)
	(f)	Amended & Restated Sub-Advisory Agreement — Mellon Equity dtd 01/01/08 (filed 2/29/08)
	(g)	Amended & Restated Sub-Advisory Agreement — Mellon Capital Management Corp. dtd 10/12/07
(6)	(a) JP Morgan Sub-Advisory Agreement (filed 4/13/98)
	(b)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 7/2/03 (filed 2/24/05)
	(c)	Amended & Restated Sub-Advisory Agreement — JP Morgan dtd 1/5/05 (filed 2/24/05)
(7)	(a) Neuberger Berman Sub-Advisory Agreement (filed 4/24/99)
	(b)	Amended & Restated Sub-Advisory Agreement — Neuberger Berman dtd 6/25/03 (filed 2/24/05)
	(c)	Neuberger Berman Sub-Advisory Agreement dtd 10/31/03 (filed 2/26/04)
	(d)	Amended & Restated Sub-Advisory Agreement — Neuberger Berman dtd 6/30/04 (filed 8/27/04)
(8)	(a) Bernstein Sub-Advisory Agreement (filed 04/29/02)
	(b)	Amended & Restated Sub-Advisory Agreement — Bernstein dtd 7/1/04 (filed 8/27/04)
(9)	(a) T. Rowe PriceSub-Advisory Agreement dtd 3/8/04 (filed 6/15/2004)
	(b)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/24/04 (filed 8/27/04)
	(c)	Amended & Restated Sub-Advisory Agreement - TRowe Price dtd 8/01/2005 (filed 4/27/06)
	(d)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 8/1/06 (filed 10/24/06)

		(e)	Amended & Restated Sub-Advisory Agreement — T. Rowe Price dtd 9/15/06 (filed 10/24/06)
	(10)	(a)	UBS Sub-Advisory Agreement dtd 9/30/02 (filed 6/15/2004)
		(b)	Amended & Restated Sub-Advisory Agreement — UBS Global Asset dtd 7/8/03 (filed 2/24/05)
	(11)	(a)	American Century Sub-Advisory Agreement dtd 8/18/04 (filed 8/27/04)
	(12)	(a)	Emerald Sub-Advisory Agreement dtd 9/1/04 (filed 2/24/05)
	(13)	(a)	Columbus Circle Investors Sub-Advisory Agreement dtd 1/5/05 (4/29/05)
		(b)	Amended & Restated Sub-Advisory Agreement — CCI dtd 9/12/05 (filed 10/24/06)
		(c)	Amended & Restated Sub-Advisory Agreement — CCI dtd 12/15/06 (filed 4/19/07)
	(14)	(a)	PREI Sub-Advisory Agreement dtd 07/01/2005 (filed 4/27/06
		(b)	PREI Sub-Sub-Advisory Agreement dtd 07/01/2005 (filed 4/27/06)
		(c)	Amended & Restated Sub-Advisory Agreement — PREI dtd 09/12/2005 (filed 4/27/06)
		(d)	Amended & Restated Sub-Advisory Agreement — PREI dtd 1/1/06 (filed 10/24/06)
	(15)	(a)	Essex Sub-Advisory Agreement dtd 6/30/06 (filed 10/24/06)
	(16)	(a)	Jacobs Levy Sub-Advisory Agreement dtd 6/15/06 (filed 10/24/06)
	(17)	(a)	Edge Asset Management, Inc. Sub-Advisory Agreement dtd 1/4/07 (filed 1/9/07)
	(18)	(a)	Spectrum Sub-Sub-Advisory Agreement dtd 07/01/2005 (filed 4/27/06)
(e)	Distribution Agreement (filed 10/24/00)
	(1)	Amended & Restated Distribution Agreement dtd 6/14/04 (filed 8/27/04)
	(2)	Distribution Agreement dtd 1/12/07 (filed 2/29/08)
(f)	N/A
(g)	Custodian Agreement
	(1)	Domestic and Global Custodian Agreement with Bank of New York (filed 04/25/08)
(h)	Agreement and Plan of Reorganization and Liquidation (filed 10/23/97)
(i)	Legal Opinion (filed 10/24/00)
(j)	(1)	Consent of Independent Auditors – N/A
	(2)	Rule 485(b) opinion – N/A
	(3)	Powers of Attorney (filed 04/25/08)
(k)	Omitted Financial Statements N/A
(l)	Initial Capital Agreements
(1-11) Initial Capital Agreements 1987 (filed 4/27/01)

(12-19) Initial Capital Agreements 1998 (filed 4/27/01)

	(20-23)	Initial Capital Agreements 1999 (filed 4/27/01)
	(24-26)	Initial Capital Agreements 2000 (filed 4/27/01)
	(27)	Initial Capital Agreements 5/1/2003 (filed 2/26/04)
	(28)	Initial Capital Agreements 8/30/2004 (filed 2/24/05)
	(29)	Initial Capital Agreement 1/5/07 (filed 2/29/08)
(m)	Rule 12b-1 Plan
	(1)	Class 2 Plan (filed 1/9/07)
(n)	Rule 18f-3 Plan N/A
(o)	Reserved
(p)	Codes of Ethics
	(1)	AllianceBernstein Code of Ethics (filed 2/24/05) (filed 2/29/08)
	(2)	American Century Code of Ethics (filed 2/24/05, 4/27/06) (filed 4/19/07)
	(3)	Columbus Circle Investors Code of Ethics (filed 4/27/06)(filed 10/24/06)
	(4)	Edge Asset Management Code of Ethics (filed 2/29/08)
	(5)	Emerald Code of Ethics (filed 2/24/05)
	(6)	Essex Code of Ethics (filed 2/29/08)
	(7)	JP Morgan Code of Ethics (filed 2/24/05) (filed 2/29/08)
	(8)	Jacobs Levy Code of Ethics (filed 2/29/08)
	(9)	Mellon Code of Ethics (filed 4/27/06) (filed 4/19/07) (filed 04/25/08)
	(10)	Morgan Stanley Investment Management Code of Ethics (filed 2/24/05) (filed 10/24/06) (filed 4/19/07)
	(11)	Neuberger Berman Code of Ethics (filed 4/27/06) (filed 10/24/06) (filed 4/19/07)
	(12)	Principal Global Investors/Principal Real Estate Investors Code of Ethics (filed 4/19/07)
	(13)	Principal Fund Entities Code of Ethics (filed 4/19/07) (Principal Investors Fund, Principal Variable Contracts
Fund, Principal Management Corporation Principal Financial Advisors, Princor Financial Services Corporation,
Principal Funds Distributor)
	(14)	Sr. & Executive Officers Code of Ethics (Sarbanes)(filed 12/31/03)
	(15)	Spectrum Code of Ethics (filed 2/29/08)
	(16)	T. Rowe Price Code of Ethics (filed 2/24/05)
	(17)	UBS Code of Ethics (filed 2/24/05)
	(18)	Westwood Code of Ethics **

	*	Filed herein.
	**	To be filed by amendment.

Item 24.Persons Controlled by or Under Common Control with Registrant

The Registrant does not control and is not under common control with any person.

Item 25. Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and
	1.	Was committed in bad faith; or
	2.	Was the result of active and deliberate dishonesty; or
(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or
(iii)	In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributors, their officers and directors, and any person who controls the Distributors within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributors, their officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributors to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributors against any liability to the Registrant or to its security holders to which the Distributors would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of their duties, or by reason of their reckless disregard of their obligations under this Agreement. The Registrant's agreement to indemnify the Distributors, their officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributors, their officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 26. Business or Other Connection of Investment Adviser

     Principal Management Corporation ("PMC") serves as investment adviser and dividend disbursing and transfer agent for Principal Variable Contracts Funds, Inc. ("PVC") and the R-1, R-2, R-3, R-4 and R-5 Class Shares of Principal Funds, Inc.("Principal Funds"). PVC and Principal Funds are funds sponsored by Principal Life Insurance Company. PMC also serves as investment advisor for Principal Funds.

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who serve as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

NAME &	COMPANY &
OFFICE WITH	PRINCIPAL
INVESTMENT	BUSINESS	NATURE OF
ADVISER	ADDRESS	RELATIONSHIP
Michael C. Anagnost	Principal Life	Director - IT
Vice President-	Insurance Company(1)
Chief Technology Officer

John E. Aschenbrenner	Principal Life	President, Insurance &
Director	Insurance Company (1)	Financial Services

Patricia A. Barry	Principal Life	Counsel
Assistant Corporate	Insurance Company (1)
Secretary

*Craig L. Bassett	Principal Life	See Part B
Treasurer	Insurance Company (1)

*Michael J. Beer	Principal Life	See Part B
Executive Vice President/	Insurance Company (1)
Chief Operating Officer,
Director

Tracy W. Bollin	Principal Funds	Assistant Controller
Financial Controller	Distributor, Inc.(2)
and Princor Financial
Services Corporation (1)

*David J. Brown	Principal Life	See Part B
Senior Vice President	Insurance Company (1)

*Jill R. Brown	Principal Funds	See Part B
Senior Vice President/	Distributor, Inc.(2)
Chief Financial Officer

David P. Desing	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Ralph C. Eucher	Principal Life	See Part B
Director	Insurance Company (1)

*Nora M. Everett	Principal Life	See Part B
President and Director	Insurance Company (1)

James W. Fennessey	Principal	Asset Allocation Committee
Vice President	Financial Advisors, Inc.(1)

Michael P. Finnegan	Principal Life	Second Vice President -
Senior Vice President -	Insurance Company (1)	Investment Services
Investment Services

Louis E. Flori	Principal Life	Vice President – Capital Markets
Vice President – Capital Markets	Insurance Company (1)

*Stephen G. Gallaher	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

*Ernest H. Gillum	Principal Life	See Part B
Vice President and Chief	Insurance Company (1)
Compliance Officer

Eric W. Hays	Principal Life	Assistant Vice President – IT
Senior Vice President –	Insurance Company (1)
Chief Information Officer

Joyce N. Hoffman	Principal Life	Senior Vice President and
Senior Vice President and	Insurance Company (1)	Corporate Secretary
Corporate Secretary

*Patrick A. Kirchner	Principal Life	See Part B
Assistant General Counsel	Insurance Company (1)

Deanna L. Mankle	Principal Life	Assistant Treasurer
Assistant Treasurer	Insurance Company (1)

*Sarah J. Pitts	Principal Life	See Part B
Counsel	Insurance Company (1)

*Layne A. Rasmussen	Principal Life	See Part B
Vice President and	Insurance Company (1)
Controller - Principal Funds

David L. Reichart	Princor	Senior Vice President
Senior Vice President	Financial Services
Corporation(1)

*Michael D. Roughton	Principal Life	See Part B
Senior Vice President and	Insurance Company (1)
Senior Securities Counsel

*Adam U. Shaikh	Principal Life	See Part B
Counsel	Insurance Company (1)

Mark A. Stark	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

Randy L. Welch	Principal Life	Vice President -
Vice President -	Insurance Company (1)	Investment Services
Investment Services

*Dan L. Westholm	Principal Life	See Part B
Director - Treasury	Insurance Company (1)

*Beth C. Wilson	Principal Life	See Part B
Vice President	Insurance Company (1)

Larry D. Zimpleman	Principal Life	President and Chief Executive
Chairman of the Board	Insurance Company (1)	Officer

(1)	711 High Street Des Moines, IA 50309
(2)	1100 Investment Boulevard, Ste 200 El Dorado Hills, CA 95762

Item 27. Principal Underwriters

(a)	Princor Financial Services Corporation and Principal Funds Distributor act as principal underwriters for Class J shares, Institutional Class shares, R-1, R-2, R-3, R-4 and R-5 Class shares of Principal Funds, Inc. Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

Principal Funds Distributor acts as principal underwriter for Principal Variable Contracts Funds, Inc. and Class A shares, Class B shares, Class C shares, and Class S shares of Principal Funds, Inc. PFD also serves as the principal underwriter for certain variable contracts issued by Farmers New World Life Insurance Company through Farmers Variable Life Separate Account A. PFD also serves as the principal underwriter for certain variable contracts issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company, through their respective separate accounts.
(b)	Princor Financial Services Corporation

(1)	(2)	(3)
Positions and offices
Name and principal	with principal	Positions and Offices
business address	underwriter (Princor)	with the Fund
Michael C. Anagnost	Vice President – Chief Technology	None
The Principal	Officer
Financial Group(1)

John E. Aschenbrenner	Director	None
The Principal
Financial Group(1)

Patricia A. Barry	Assistant Corporate Secretary	None
The Principal
Financial Group(1)

Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

Michael J. Beer	President and Director	Executive Vice President
The Principal
Financial Group(1)

Tracy W. Bollin	Financial Controller	None
The Principal
Financial Group(1)

David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

Jill R. Brown	Senior Vice President and	Senior Vice President
The Principal	Chief Financial Officer
Financial Group(1)

David P. Desing	Assistant Treasurer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

James W. Fennessey	Vice President	None
The Principal
Financial Group(1)

Michael P. Finnegan	Senior Vice President/	None
The Principal	Investment Services
Financial Group(1)

Louis E. Fiori	Vice President – Capital Markets	None
The Principal
Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President/	None
The Principal	Chief Information Officer
Financial Group(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Deanna L. Mankle	Assistant Treasurer	None
The Principal
Financial Group(1)

Sarah J. Pitts	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Layne A. Rasmussen	Vice President/	Vice President, Controller
The Principal	Controller – Principal Funds	and Chief Financial Officer
Financial Group(1)

David L. Reichart	Senior Vice President	None
The Principal
Financial Group(1)

Michael D. Roughton	Senior Vice President and	Counsel
The Principal	Senior Securities Counsel
Financial Group(1)

Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

Mark A. Stark	Vice President - Investment	None
The Principal	Services
Financial Group(1)

Randy L. Welch	Vice President - Investment	None
The Principal	Services
Financial Group(1)

Traci L. Weldon	Chief Compliance Officer	None
The Principal
Financial Group(1)

Dan L. Westholm	Director - Treasury	Assistant Treasurer
The Principal
Financial Group(1)

Beth C. Wilson	Vice President	Vice President and
The Principal		Secretary
Financial Group(1)

(1)	711 High Street Des Moines, IA 50309

(b)	Principal Funds Distributor, Inc.

	(1)	(2)	(3)
Positions and offices
	Name and principal	with principal	Positions and Offices
	business address	underwriter (PFD)	with the Fund
	Lindsay L. Amadeo	Director - Marketing	None
	The Principal	Communications
Financial Group(1)

	Michael C. Anagnost	Vice President -	None
	The Principal	Chief Technology Officer
Financial Group(1)

	Patricia A. Barry	Assistant Corporate	None
	The Principal	Secretary
Financial Group(1)

	Craig L. Bassett	Treasurer	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	Executive Vice President	Executive Vice President
The Principal
Financial Group(1)

	Lisa Bertholf	Director - Marketing	None
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller	None
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President	Chief Compliance Officer
The Principal
Financial Group(1)

	Jill R. Brown	Director	Senior Vice President
	The Principal	Senior Vice President and
	Financial Group(1)	Chief Financial Officer

Bret J. Bussanmas	Vice President -	None
The Principal	Distribution
Financial Group(1)

P. Scott Cawley	Product Marketing Officer	None
The Principal
Financial Group(1)

Ralph C. Eucher	Chairman of the Board	Chairman of the Board and
The Principal		Chief Executive Officer
Financial Group(1)

Nora M. Everett	Director	President and Director
The Principal
Financial Group (1)

Cary Fuchs	President	Senior Vice President of Distribution
Principal Funds
Distributor, Inc.(2)

Stephen G. Gallaher	Assistant General Counsel	Assistant Counsel
The Principal
Financial Group(1)

Alex Ghazanfari	Vice President and	None
Principal Funds	Chief Compliance Officer
Distributor, Inc.(1)

Eric W. Hays	Senior Vice President and	None
The Principal	Chief Information Officer
Financial Group(1)

Tim Hill	Vice President - Distribution	None
Principal Funds
Distributor, Inc.(1)

Joyce N. Hoffman	Senior Vice President and	None
The Principal	Corporate Secretary
Financial Group(1)

Daniel J. Houston	Director	None
The Principal
Financial Group(1)

Timothy J. Minard	Director	None
The Principal
Financial Group(1)

Kevin J. Morris	Director - Marketing	None
Principal Funds
Distributor, Inc.(1)

David L. Reichart	Senior Vice	None
The Principal	President/Distribution
Financial Group(1)

Michael D. Roughton	Senior Vice President/Counsel	Counsel
The Principal
Financial Group(1)

	Paul Schieber	Regional Vice President	None
The Principal
Financial Group (1)

	Adam U. Shaikh	Counsel	Assistant Counsel
The Principal
Financial Group(1)

	Mark A. Stark	Vice President – Investor	None
	The Principal	Services
Financial Group(1)

	(1)	1100 Investment Boulevard, Ste 200
El Dorado Hills, CA 95762-5710
(c)	N/A.

Item 28. Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29. Management Services
N/A.
Item 30. Undertakings
N/A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 2nd day of March, 2009.

Principal Variable Contracts Funds, Inc. (Registrant)

/s/ R. C. Eucher ______________________________________ R. C. Eucher Chairman of the Board and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

/s/ R. C. Eucher
		Chairman of the Board	March 2, 2009
R. C. Eucher		and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
		Vice President,	March 2, 2009
L. A. Rasmussen		Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
		President and Director	March 2, 2009
N. M. Everett

/s/ M. J. Beer
		Executive Vice President	March 2, 2009
M. J. Beer

(E. Ballantine)*
		Director	March 2, 2009
E. Ballantine

(K. Blake)*
		Director	March 2, 2009
K. Blake

(C. Damos)*
		Director	March 2, 2009
C. Damos

(R. W. Gilbert)*
		Director	March 2, 2009
R. W. Gilbert

(M. A. Grimmett)*
		Director	March 2, 2009
M. A. Grimmett

(F. S. Hirsch)*
		Director	March 2, 2009
F. S. Hirsch

(W. C. Kimball)*
		Director	March 2, 2009
W. C. Kimball

(B. A. Lukavsky)*
		Director	March 2, 2009
B. A. Lukavsky

(W. G. Papesh)*
		Director	March 2, 2009
W. G. Papesh

(D. Pavelich)*
	Director	March 2, 2009
D. Pavelich

/S/ M. J. Beer *By __________________________________ M. J. Beer Executive Vice President

*Pursuant to Powers of Attorney Previous filed on April 25, 2008